                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2003

Item 1.  Reports to Stockholders

                                                                Total Return
                                                              12/31/02-6/30/03
    Standard & Poor's 500 Index                                   +11.75%
    Russell 2000 Index                                            +17.88%
    Lehman Brothers Aggregate Bond Index                           +3.93%
    Morgan Stanley Capital International
        Europe, Australasia, Far East (MSCI EAFE) Index            +9.47%

Performance noted above assumes reinvestment of distributions. It is not intended to represent the performance of any Delaware VIP Series. The Standard & Poor's 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Russell 2000 Index is an unmanaged composite that tracks the stocks of 2,000 U.S. companies with small market capitalizations. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad investment-grade U.S. bond markets. The MSCI EAFE Index is an unmanaged composite of international stocks in Europe, Australasia, and the Far East. The indexes are unmanaged and assume no management fees or expenses. You cannot invest directly in an index. Past performance does not guarantee future results.

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                        Number of    Market
                                                          Shares     Value
  COMMON STOCK-56.35%
  Aerospace & Defense-1.20%
  Boeing .........................................         7,800   $  267,696
  Honeywell International ........................        13,200      354,420
                                                                   ----------
                                                                      622,116
                                                                   ----------
  Automobiles & Automotive Parts-0.65%
  General Motors .................................         9,400      338,400
                                                                   ----------
                                                                      338,400
                                                                   ----------
  Banking & Finance-7.68%
  Bank of America ................................         5,600      442,568
  Bank of New York ...............................         9,000      258,750
  Charter One Financial ..........................         7,000      218,260
  Citigroup ......................................         8,600      368,080
  Comerica .......................................         5,700      265,050
  FleetBoston Financial ..........................         7,600      225,796
  Goldman Sachs Group ............................         5,200      435,500
  J.P. Morgan Chase ..............................        14,100      481,938
  MBNA ...........................................        14,600      304,264
  Mellon Financial ...............................         8,400      233,100
  Merrill Lynch & Company ........................         3,000      140,040
  Morgan Stanley .................................         6,100      260,775
  U.S. Bancorp ...................................        11,000      269,500
  Wachovia .......................................         2,100       83,916
                                                                   ----------
                                                                    3,987,537
                                                                   ----------
  Basic Industry/Capital Goods-3.22%
  Dow Chemical ...................................         7,200      222,912
  General Electric ...............................        15,300      438,804
  Kimberly-Clark .................................         5,000      260,700
  Newell Rubbermaid ..............................        18,200      509,600
  Northrop .......................................         2,800      241,612
                                                                   ----------
                                                                    1,673,628
                                                                   ----------
  Buildings & Materials-0.50%
  Masco ..........................................        10,900      259,965
                                                                   ----------
                                                                      259,965
                                                                   ----------
  Business Services-0.99%
 +Cendant ........................................        28,200      516,624
                                                                   ----------
                                                                      516,624
                                                                   ----------
  Business Services/Other-0.55%
  United Parcel Service Class B ..................         4,500      286,650
                                                                   ----------
                                                                      286,650
                                                                   ----------
  Cable, Media & Publishing-4.00%
 +Clear Channel Communications ...................        13,400      568,026
  Gannett ........................................         2,200      168,982
 +Interactivecorp ................................         4,100      162,237
 +Lin TV .........................................         4,500      105,975
  Moody's Investors Services .....................         4,800      253,008
  Tribune ........................................         5,000      241,500
 +Viacom Class B .................................        13,200      576,312
                                                                   ----------
                                                                    2,076,040
                                                                   ----------
  Chemicals-0.83%
  Air Products & Chemicals .......................         5,000      208,000
  duPont (E.I.) deNemours ........................         5,300      220,692
                                                                   ----------
                                                                      428,692
                                                                   ----------

                                                       Number of      Market
                                                         Shares       Value
  COMMON STOCK (continued)
  Computers & Technology-2.15%
  First Data ...................................           6,200   $  256,928
  Microsoft ....................................          20,800      532,688
 +Oracle .......................................          15,200      182,704
 +Veritas Software .............................           5,100      146,217
                                                                   ----------
                                                                    1,118,537
                                                                   ----------
  Consumer Non-Durable/Retail-0.29%
  Colgate-Palmolive ............................           2,600      150,670
                                                                   ----------
                                                                      150,670
                                                                   ----------
  Consumer Products-0.62%
  Mattel .......................................           5,600      105,952
  Procter & Gamble .............................           2,400      214,032
                                                                   ----------
                                                                      319,984
                                                                   ----------
  Consumer Services/Entertainment
    & Leisure-0.45%
*+Cox Communications Class A ....................          7,300      232,870
                                                                   ----------
                                                                      232,870
                                                                   ----------
  Consumer Services/Restaurants-0.45%
  Marriott International Class A ...............           6,100      234,362
                                                                   ----------
                                                                      234,362
                                                                   ----------
  Electronics & Electrical Equipment-0.57%
  Emerson Electric .............................           5,800      296,380
                                                                   ----------
                                                                      296,380
                                                                   ----------
  Energy-3.50%
  ChevronTexaco ................................           4,800      346,560
  Exxon Mobil ..................................          12,000      430,920
  Halliburton ..................................           5,100      117,300
  Kerr-McGee ...................................           4,900      219,520
  Schlumberger Limited .........................           7,700      366,289
 +Transocean Sedco Forex .......................          15,400      338,338
                                                                   ----------
                                                                    1,818,927
                                                                   ----------
  Food, Beverage & Tobacco-1.66%
  Anheuser-Busch ...............................           4,400      224,620
  General Mills ................................           4,400      208,604
  PepsiCo ......................................           9,600      427,200
                                                                   ----------
                                                                      860,424
                                                                   ----------
  Healthcare & Pharmaceuticals-8.15%
  Abbott Laboratories ..........................           9,600      420,096
 +Amgen ........................................           6,500      435,370
  Baxter International .........................           9,100      236,600
  Bristol-Myers Squibb .........................          17,900      485,985
 *HCA ..........................................          10,800      346,032
  Johnson & Johnson ............................           4,400      227,480
  Medtronic ....................................           5,800      278,226
  Merck & Company ..............................           3,800      230,090
  Pfizer .......................................          22,500      768,375
  Schering-Plough ..............................           7,400      137,640
 +Wellpoint Health Networks ....................           2,700      227,610
  Wyeth ........................................           9,700      441,835
                                                                   ----------
                                                                    4,235,339
                                                                   ----------
  Hotels/Diversified Reits-0.39%
  Starwood Hotels & Resorts Worldwide ..........           7,100      202,989
                                                                   ----------
                                                                      202,989
                                                                   ----------




                                                                      Balanced-1

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                       Number of     Market
                                                         Shares      Value
  COMMON STOCK (continued)
  Industrial Machinery-0.57%
  Caterpillar ....................................        5,300   $   294,998
                                                                  -----------
                                                                      294,998
                                                                  -----------
  Insurance-5.39%
  Allstate .......................................       13,100       467,015
  Chubb ..........................................        4,600       276,000
  John Hancock Financial Services ................        7,800       239,694
  Marsh & McLennan ...............................        3,900       199,173
  MGIC Investment ................................        6,300       293,832
  SAFECO .........................................       11,000       388,080
 *Travelers Property & Casualty Class A ..........       12,500       198,750
  XL Capital Class A .............................        8,900       738,700
                                                                  -----------
                                                                    2,801,244
                                                                  -----------
  Leisure, Lodging & Entertainment-1.24%
  Carnival .......................................        7,400       240,574
  Walt Disney ....................................       20,500       404,875
                                                                  -----------
                                                                      645,449
                                                                  -----------
  Metals & Mining-0.56%
  Alcoa ..........................................       11,400       290,700
                                                                  -----------
                                                                      290,700
                                                                  -----------
  Paper & Forest Products-0.57%
  International Paper ............................        8,300       296,559
                                                                  -----------
                                                                      296,559
                                                                  -----------
  Retail-4.12%
  Federated Department Stores ....................        8,300       305,855
 *Gap ............................................       11,000       206,360
 +Kohl's .........................................        7,500       385,350
  Limited ........................................       19,800       306,900
  Lowe's Companies ...............................        6,500       279,175
 +Office Depot ...................................       11,100       161,061
 +Staples ........................................       11,500       211,025
  Wal-Mart Stores ................................        5,300       284,451
                                                                  -----------
                                                                    2,140,177
                                                                  -----------
  Technology/Communications-1.45%
 +Cisco Systems ..................................       29,200       484,428
  Linear Technology ..............................        8,300       267,343
                                                                  -----------
                                                                      751,771
                                                                  -----------
  Technology/Hardware-2.53%
 +Analog Devices .................................        8,800       306,416
 +Applied Materials ..............................       17,100       271,206
  Intel ..........................................        8,200       170,429
  Texas Instruments ..............................       16,900       297,440
 +Xilinx .........................................       10,600       268,286
                                                                  -----------
                                                                    1,313,777
                                                                  -----------
  Telecommunications-1.65%
 +Comcast - Special Class A ......................       10,900       314,247
  SBC Communications .............................       11,900       304,045
  Verizon Communications .........................        6,000       236,700
                                                                  -----------
                                                                      854,992
                                                                  -----------
  Utilities-0.42%
  Dominion Resources .............................        3,400       218,518
                                                                  -----------
                                                                      218,518
                                                                  -----------
  Total Common Stock
    (cost $27,306,624) ...........................                 29,268,319
                                                                  -----------

                                                       Number of     Market
                                                         Shares      Value
  PREFERRED STOCK-0.35%
 #Centaur Funding 144A 9.08% ....................            150   $  180,750
                                                                   ----------
  Total Preferred Stock
    (cost $151,612) .............................                     180,750
                                                                   ----------

                                                       Principal
                                                        Amount
  AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS-1.30%
++Fannie Mae Interest Only Strip
    Series 02-16 IG 6.00% 3/25/15 ................      $236,859        3,846
  Fannie Mae
    Series 02-70 QD 5.50% 6/25/26 ................       100,000      102,864
    Series 03-W1 1A1 6.50% 12/25/42 ..............       138,962      149,687
  Freddie Mac
    Series 02 NJ 6.50% 11/15/29 ..................       140,957      142,001
  Freddie Mac Structured Pass Through
    Securities Series T-11 A6
    6.50% 9/25/18                                         80,689       81,036
  GNMA
    Series 02-61 BA 4.648% 3/16/26 ...............        60,000       62,850
    Series 02-62 B 4.763% 1/16/25 ................        60,000       63,916
    Series 03-5 B 4.486% 10/16/25 ................        65,000       67,986
                                                                   ----------
  Total Agency Collateralized
    Mortgage Obligations
    (cost $698,869) ..............................                    674,186
                                                                   ----------
  AGENCY MORTGAGE-BACKED
   SECURITIES-11.49%
  Fannie Mae
    4.50% 7/1/18 .................................       180,000      183,656
    4.50% 8/1/18 .................................       915,000      930,728
    4.50% 8/1/33 TBA .............................       100,000       99,000
    5.00% 7/1/18 TBA .............................       690,000      712,856
    5.00% 7/1/33 TBA .............................       465,000      472,556
    5.00% 9/1/33 TBA .............................       100,000      100,813
    5.50% 7/3/33 TBA .............................       660,000      682,275
    6.00% 4/1/17 .................................       156,913      163,827
    6.00% 5/1/33 .................................       274,689      285,676
    6.00% 5/1/33 .................................       274,655      285,641
    6.50% 8/1/32 .................................       133,378      139,130
    6.50% 8/1/32 .................................        63,550       66,290
    7.50% 6/1/31 .................................       242,508      257,741
    9.50% 6/1/19 .................................        32,697       36,161
  Freddie Mac
    5.00% 7/1/18 .................................       190,000      196,234
    5.50% 8/1/33 TBA .............................       195,000      201,216
    6.50% 8/1/32 .................................       779,608      811,523
  GNMA
    6.50% 9/15/32 ................................       275,421      289,278
    7.50% 1/15/32 ................................        50,299       53,474
                                                                   ----------
  Total Agency Mortgage-Backed
    Securities (cost $5,939,932) .................                  5,968,075
                                                                   ----------




                                                                      Balanced-2

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                       Principal     Market
                                                         Amount      Value
  AGENCY OBLIGATIONS-1.78%
  Fannie Mae
   *2.875% 5/19/08 ...............................      $130,000   $  130,573
    3.25% 1/15/08 ................................        50,000       51,731
   *4.375% 10/15/06 ..............................       290,000      312,709
   *4.375% 3/15/13 ...............................       110,000      114,779
 *Federal Home Loan Bank
    3.875% 2/12/10 ...............................       240,000      248,924
    Freddie Mac 6.25% 7/15/32 ....................        55,000       64,950
                                                                   ----------
  Total Agency Obligations
    (cost $904,687) ..............................                    923,666
                                                                   ----------

  ASSET-BACKED SECURITIES-2.47%
  Capital One Multi-Asset Execution
    Trust Series 03-C2 C2
    4.32% 4/15/09 ................................        25,000       25,100
  Citibank Credit Card Issuance Trust
    Series 03-A6 2.90% 5/17/10 ...................        60,000       60,309
  Freddie Mac Structured Pass Through
    Securities Series T-50 A3
    2.182% 9/27/07 ...............................       110,000      110,292
  GSAMP
    Series 02-HE2N 8.25% 10/20/32 ................        47,615       47,615
    Series 02-WFN 8.25% 10/20/32 .................        52,871       52,735
  MBNA Credit Card Master Note Trust
    Series 01-A1 A1 5.75% 10/15/08 ...............        90,000       99,436
    Series 01-C3 C3 6.55% 12/15/08 ...............        65,000       70,875
  Mid-State Trust Series 11 A1
    4.864% 7/15/38 ...............................        25,000       24,999
  NationsCredit Grantor Trust
    Series 97-1 A 6.75% 8/15/13 ..................        79,589       85,533
  Sharp Series 02-HE2N N
    9.50% 10/25/32 ...............................        37,182       37,275
  SLMA Student Loan Trust
    Series 97-1 A2 1.732% 1/25/10 ................       225,699      227,034
    Series 97-4 A2 1.912% 10/25/10 ...............       400,725      404,454
    Series 98-2 A2 1.892% 1/25/14 ................        37,162       37,483
                                                                   ----------
  Total Asset-Backed Securities
    (cost $1,266,554) ............................                  1,283,140
                                                                   ----------

  COMMERCIAL MORTGAGE-BACKED
    SECURITIES-3.34%
  Bank of America Mortgage Securities
    Series 03-D 1A1 3.428% 5/25/33 ...............        53,027       53,665
    Series 03-D 1A2 3.428% 5/25/33 ...............        19,283       19,225
  Cendant Mortgage Series 02-4 A6
    6.50% 7/25/32 ................................        96,001       98,573
  Chase Commercial Mortgage Securities
    Series 96-2C 6.90% 11/19/28 ..................       350,000      398,106
 *Commercial Mortgage Series 00-C1 A1
    7.206% 9/15/08 ...............................       409,295      455,700
  Countrywide Mortgage Backed
    Securities Series 93-E B2
    6.50% 1/25/24 ................................        15,520       15,557
  Countrywide Alternative Loan
    Trust Series 02-7 CB11
    6.75% 8/25/32 ................................        74,188       75,771

                                                       Principal     Market
                                                         Amount      Value
  COMMERCIAL MORTGAGE-BACKED
    SECURITIES (continued)
  Credit Suisse First Boston
    Mortgage Securities
    Series 02-10 2A1 7.50% 5/25/32 ...............      $ 75,092   $   78,877
    Series 02-34 1A1 7.50% 12/25/32 ..............       123,888      128,812
    Series 03-8 5A1 6.50% 4/25/33 ................       175,074      180,397
  Impac Secured Assets Community
    Owner Trust Series 01-4 A3
    6.38% 4/25/24 ................................         3,224        3,225
  Washington Mutual
    Series 03-AR4 A7 3.95% 5/25/33 ...............       107,475      109,558
    Series 03-S1 A1 5.00% 4/25/33 ................       113,947      117,525
                                                                   ----------
  Total Commercial Mortgage-Backed
    Securities (cost $1,638,190) .................                  1,734,991
                                                                   ----------

  Corporate Bonds-10.84%
  Automobiles & Automotive Parts-0.31%
  Ford Motor 7.45% 7/16/31 .......................       135,000      124,012
  General Motors 7.125% 7/15/13 ..................        35,000       34,862
                                                                   ----------
                                                                      158,874
                                                                   ----------
  Banking & Finance-3.00%
 *America Express 3.00% 5/16/08 ..................        15,000       15,120
  BancOne 2.625% 6/30/08 .........................        35,000       34,449
  Bear Stearns Company
   *4.00% 1/31/08 ................................        65,000       68,063
    4.65% 7/2/18 .................................        55,000       53,681
  Capital One Bank 4.875% 5/15/08 ................        30,000       30,648
  Citigroup
   *5.625% 8/27/12 ...............................        40,000       44,149
   *5.875% 2/22/33 ...............................        45,000       47,484
 *Countrywide Home 1.76% 6/2/06 ..................        80,000       80,268
  Credit Suisse First Boston USA
    4.625% 1/15/08 ...............................        50,000       53,448
 #ERAC USA Finance 144A
    7.35% 6/15/08 ................................        85,000       99,581
  Ford Motor Credit 6.875% 2/1/06 ................        75,000       79,592
  Franklin Reserve 3.70% 4/15/08 .................        35,000       35,855
 *General Electric Capital
    5.45% 1/15/13 ................................        55,000       59,684
  General Motors Acceptance
    4.50% 7/15/06 ................................        25,000       25,137
    6.75% 1/15/06 ................................        20,000       21,245
    7.25% 3/2/11 .................................        35,000       35,966
   *8.00% 11/1/31 ................................        40,000       39,355
  Goldman Sachs
   *5.25% 4/1/13 .................................        45,000       48,074
    6.125% 2/15/33 ...............................        45,000       48,428
*#ING Bank 144A 5.125% 5/1/15 ....................        90,000       94,447
  International Lease Finance
    5.875% 5/1/13 ................................        20,000       21,572
  Morgan Stanley 5.30% 3/1/13 ....................        80,000       85,189
  National Rural Utilities
    3.875% 2/15/08 ...............................        60,000       62,567
*#Nordea Bank Sweden 144A
    5.25% 11/30/12 ...............................        45,000       48,785
  PHH 7.125% 3/1/13 ..............................        10,000       11,373


                                                                      Balanced-3

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                       Principal     Market
                                                         Amount      Value
  CORPORATE BONDS (continued)
  Banking & Finance (continued)
  Popular NA 4.25% 4/1/08 ........................       $35,000   $   36,463
  Regions Financial 6.375% 5/15/12 ...............        80,000       92,670
  Stilwell Financial 7.00% 11/1/06 ...............        40,000       44,111
 #United Overseas 144A 4.50% 7/2/13 ..............        70,000       69,698
  Westpac Banking 4.625% 6/1/18 ..................        50,000       49,784
 #Wilmington Trust 144A
    4.875% 4/15/13 ...............................        25,000       25,659
                                                                   ----------
                                                                    1,562,545
                                                                   ----------
  Basic Industry/Capital Goods-0.04%
  Johnson Controls 5.00% 11/15/06 ................        20,000       21,639
                                                                   ----------
                                                                       21,639
                                                                   ----------
  Building & Materials-0.27%
  Valspar 6.00% 5/1/07 ...........................        70,000       76,179
  York International 6.625% 8/15/06 ..............        60,000       64,850
                                                                   ----------
                                                                     141,029
                                                                   ----------
  Business Services-0.13%
  Cendant 7.375% 1/15/13 .........................        55,000       64,900
                                                                   ----------
                                                                      64,900
                                                                   ----------
  Cable, Media & Publishing-0.63%
  AOL Time Warner 7.70% 5/1/32 ...................        35,000       41,016
 *Liberty Media 8.25% 2/1/30 .....................        60,000       69,497
  Thomson Multimedia 5.75% 2/1/08 ................        80,000       89,984
  USA Interactive 7.00% 1/15/13 ..................        25,000       28,846
  USA Networks 6.75% 11/15/05 ....................        90,000       98,171
                                                                   ----------
                                                                     327,514
                                                                   ----------
  Chemicals-0.08%
  Engelhard 4.25% 5/15/13 ........................        40,000       40,368
                                                                   ----------
                                                                      40,368
                                                                   ----------
  Computers & Technology-0.11%
 #Electric Data Systems 144A
    6.00% 8/1/13 .................................        60,000       58,625
                                                                   ----------
                                                                       58,625
                                                                   ----------
  Consumer Products-0.17%
 #Fortune Brands 144A 7.125% 11/1/04 .............        80,000       85,944
                                                                   ----------
                                                                       85,944
                                                                   ----------
  Energy-0.77%
 *Amerada Hess 7.30% 8/15/31 .....................        35,000       40,584
 #Enterprise Products 144A
    6.875% 3/1/33 ................................        50,000       56,822
  Kinder Morgan Energy 8.00% 3/15/05 .............        45,000       49,609
*#Pemex Project 144A 7.375% 12/15/14 .............        35,000       38,413
  Sempra Energy 6.925% 7/1/04 ....................        55,000       57,700
  Transocean Sedco Forex
    6.75% 4/15/05 ................................        50,000       54,023
 *Valero Energy 6.125% 4/15/07 ...................        45,000       49,528
 #Valero Logistics 144A 6.05% 3/15/13 ............        50,000       52,977
                                                                   ----------
                                                                      399,656
                                                                   ----------
  Food, Beverage & Tobacco-0.40%
  Diageo Capital 3.375% 3/20/08 ..................        20,000       20,463
  Kraft Foods 6.25% 6/1/12 .......................        30,000       33,994
  UST 8.80% 3/15/05 ..............................        75,000       82,336
 #UST 144A 6.625% 7/15/12 ........................        60,000       69,595
                                                                   ----------
                                                                      206,388
                                                                   ----------

                                                       Principal      Market
                                                         Amount       Value
  CORPORATE BONDS (continued)
  Insurance-0.49%
 *Aegon NV 4.75% 6/1/13 ..........................      $ 35,000     $ 35,479
 #AON 144A 7.375% 12/14/12 .......................        50,000       60,421
*#Asif Global Financing Xix 144A
    4.90% 1/17/13 ................................        35,000       36,516
 #Farmers Insurance 144A
    8.625% 5/1/24 ................................        60,000       58,667
  Prudential Financial
    3.75% 5/1/08 .................................        10,000       10,309
 #Zurich Capital Trust 144A 8.376% 6/1/37 ........        50,000       55,107
                                                                     --------
                                                                      256,499
                                                                     --------
  Leisure, Lodging & Entertainment-0.22%
 *Wendy's International 6.25% 11/15/11 ...........       100,000      113,914
                                                                     --------
                                                                      113,914
                                                                     --------
  Metals & Mining-0.27%
  Great Central Minnesota 8.875% 4/1/08 ..........       150,000       75,750
 #Placer Dome 144A 6.375% 3/1/33 .................        60,000       63,206
                                                                     --------
                                                                      138,956
                                                                     --------
  Packaging & Containers-0.11%
  Sealed Air Corporate 144A
    #5.625% 7/15/13 ..............................        20,000       20,213
    #6.875% 7/15/33 ..............................        35,000       35,809
                                                                     --------
                                                                       56,022
                                                                     --------
  Retail-0.26%
  Kohls 7.25% 6/1/29 .............................        25,000       31,348
  Lowes Companies 7.50% 12/15/05 .................        90,000      102,326
                                                                     --------
                                                                      133,674
                                                                     --------
  Telecommunications-1.47%
  AT&T
    7.00% 11/15/06 ...............................        45,000       50,095
    8.00% 11/15/31 ...............................        35,000       39,824
 *Citizens Communications
    6.375% 8/15/04 ...............................       100,000      104,537
  Comcast 7.05% 3/15/33 ..........................        40,000       44,602
 *France Telecom 10.00% 3/1/31 ...................        35,000       48,602
 #Singtel 144A 7.375% 12/1/31 ....................       135,000      165,520
  Sprint Capital Corporate
    6.375% 5/1/09 ................................        25,000       27,384
   *8.75% 3/15/32 ................................        55,000       66,069
  Time Warner 8.18% 8/15/07 ......................        65,000       76,279
  Verizon VA 4.625% 3/15/13 ......................        80,000       82,360
 *Verizon Wireless 5.375% 12/15/06 ...............        55,000       60,466
                                                                     --------
                                                                      765,738
                                                                     --------
  Transportation & Shipping-0.12%
 *American Airlines 6.817% 5/23/11 ...............        30,000       25,569
  Delta Air Lines 7.299% 9/18/06 .................        45,000       38,259
                                                                     --------
                                                                       63,828
                                                                     --------
  Utilities-1.99%
 #Alliance Pipeline US 144A
    4.591% 12/31/25 ..............................        40,000       39,884
  Avista 7.75% 1/1/07 ............................       130,000      145,020
  Carolina P&L 6.50% 7/15/12 .....................        35,000       40,557
  Consumers Energy 6.00% 3/15/05 .................        75,000       79,681
  Detroit Edison 5.05% 10/1/05 ...................        75,000       80,128


                                                                      Balanced-4

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                       Principal      Market
                                                        Amount        Value
   CORPORATE BONDS (continued)
   Utilities (continued)
   Duke Capital 7.50% 10/1/09 ...................      $ 20,000    $   22,910
   FPL Group Capital 3.25% 4/11/06 ..............        60,000        61,619
   Great Lakes Power 9.00% 8/1/04 ...............        45,000        47,223
   Marathon Oil 9.125% 1/15/13 ..................        40,000        52,874
   Nabors Industries 5.375% 8/15/12 .............        70,000        76,146
   North Border Pipeline 6.25% 5/1/07 ...........        55,000        60,240
   Peco Energy 3.50% 5/1/08 .....................        60,000        61,768
  #Power Contract 144A 5.20% 2/1/06 .............        55,000        55,376
   PSEG Energy Holdings
     8.625% 2/15/08 .............................        15,000        16,143
  #PSEG Energy Holdings
     144A 7.75% 4/16/07 .........................        65,000        68,805
  *Southern Capital 5.30% 2/1/07 ................        55,000        59,462
  #TXU Energy 144A 7.00% 3/15/13 ................        60,000        66,546
                                                                   ----------
                                                                    1,034,382
                                                                   ----------
   Total Corporate Bonds
     (cost $5,338,990)                                              5,630,495
                                                                   ----------
   Municipal Bonds-0.54%
   California State 5.00% 2/1/33 ................       100,000        98,853
   Forsyth, Montana Pollution Control
    Revenue 5.20% 5/1/33 ........................        25,000        25,624
   Illinois State Taxable Pension
    5.10% 6/1/33 ................................       115,000       113,717
   Long Island Power Authority Series A
    5.00% 6/1/08 ................................        40,000        43,917
                                                                   ----------
   Total Municipal Bonds
    (cost $283,677)                                                   282,111
                                                                   ----------

   Sovereign Debt-0.31%
  *United Mexican States 7.50% 4/8/33 ...........       150,000       159,450
                                                                   ----------
   Total Sovereign Debt
     (cost $159,395) ............................                     159,450
                                                                   ----------

   U.S. Treasury Obligations-6.64%
*^^U.S. Treasury Bond 5.375% 2/15/31 ............       430,000       484,338
                                                                   ----------

                                                       Principal      Market
                                                        Amount        Value
 U.S. Treasury Obligations (continued)
 U.S. Treasury Inflation Index Notes
   3.00% 7/15/12 ..............................      $  526,825    $  580,742
  *3.375% 4/15/32 .............................         487,019       589,750
 U.S. Treasury Notes
  *2.625% 5/15/08 .............................         645,000       651,098
  *3.625% 5/15/13 .............................         955,000       962,760
^U.S. Treasury Strip-Tiger
   3.515% 11/15/09 ............................         220,000       180,046
                                                                   ----------
 Total U.S. Treasury Obligations
   (cost $3,405,024) ..........................                     3,448,734
                                                                   ----------

 Repurchase Agreements-11.63%
 With BNP Paribas 1.08% 7/1/03
   (dated 6/30/03, collateralized
   by $1,935,000 U.S. Treasury
   Notes 1.625% due 1/31/05,
   market value $1,960,663) ...................       1,921,000     1,921,000
 With Cantor Fitzgerald 1.12% 7/1/03
   (dated 6/30/03, collateralized
   by $271,000 U.S. Treasury Notes
   3.00% due 2/29/04, market value
   $277,638 and $1,201,000
   U.S. Treasury Notes 5.25% due
   5/15/04, market value $1,253,214) ..........       1,500,000     1,500,000
 With J. P. Morgan Securities
   1.07% 7/1/03 (dated 6/30/03,
   collateralized by $677,000
   U.S. Treasury Notes 11.875% due
   11/15/03, market value $714,207) ...........         699,000       699,000
 With UBS Warburg 1.08% 7/1/03
   (dated 6/30/03, collateralized by
   $1,926,000 U.S. Treasury Notes
   2.125% due 8/31/04, market
   value $1,962,582) ..........................       1,921,000     1,921,000
                                                                   ----------
 Total Repurchase Agreements
   (cost $6,041,000) ..........................                     6,041,000
                                                                   ----------

                                                                      Balanced-5

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-107.04% (cost $53,134,554) .........................................  $55,594,917

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES-9.56% (cost $2,937,511)## ...........    4,965,552

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(9.56%)## ........................................   (4,965,552)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(7.04%) .............................................   (3,658,265)+++
                                                                                                       -----------

NET ASSETS APPLICABLE TO 4,404,676 SHARES OUTSTANDING-100.00% .......................................  $51,936,652
                                                                                                       ===========

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($51,932,373 / 4,404,313 SHARES) ........       $11.79
                                                                                                            ======

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($4,279 / 362.7 SHARES) ..................       $11.80
                                                                                                            ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) ......................................  $77,726,199
Undistributed net investment income .................................................................      524,316
Accumulated net realized loss on investments ........................................................  (28,785,468)
Net unrealized appreciation of investments ..........................................................    2,471,605
                                                                                                       -----------
Total net assets ....................................................................................  $51,936,652

----------
   *Fully or partially on loan.
   #Security exempt from registration under Rule 144A of the Securities Act of 1933.
    See Note #10 in "Notes to Financial Statements."
  ##See Note #9 in "Notes to Financial Statements".
   ^Zero coupon bond as of June 30, 2003. The interest rate shown is the yield at the time of purchase.
  ^^Fully or partially pledged as collateral for financial futures contracts and options written.
   +Non-income producing security for the period ended June 30, 2003.
  ++Interest only.
 +++Of this amount, $6,029,054 represents payable for securities purchased as of June 30, 2003.

    GNMA - Government National Mortgage Association
    Reit - Real Estate Investment Trust
    SLMA - Student Loan Marketing Association
    TBA - To be announced

                             See accompanying notes




                                                                      Balanced-6

Delaware VIP Trust-
Delaware VIP Balanced Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ...............................................          $   393,656
Dividends ..............................................              263,325
Securities lending income ..............................                8,302
                                                                  -----------
                                                                      665,283
                                                                  -----------
EXPENSES:
Management fees ........................................              164,530
Accounting and administration expenses .................               11,600
Custodian fees .........................................                5,518
Professional fees ......................................                3,940
Reports and statements to shareholders .................                3,299
Dividend disbursing and transfer agent fees
  and expenses .........................................                2,533
Trustees' fees .........................................                1,295
Registration fees ......................................                  175
Distribution expense-Service Class .....................                    5
Other ..................................................                9,521
                                                                  -----------
                                                                      202,416
Less waived distribution expenses-Service Class ........                   (1)
Less expenses paid indirectly ..........................                 (925)
                                                                  -----------
Total expenses .........................................              201,490
                                                                  -----------

NET INVESTMENT INCOME ..................................              463,793
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
Investments ............................................           (1,331,086)
Futures contracts ......................................              (90,451)
Options written ........................................                4,948
Swap agreements ........................................               66,579
Net realized loss ......................................           (1,350,010)
                                                                  -----------
Net change in unrealized appreciation / depreciation
  of investments .......................................            5,197,955
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS .......................................            3,847,945
                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................          $ 4,311,738
                                                                  ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Balanced Series
Statements of Changes in Net Assets

                                                  Six Months        Year
                                                 Ended 6/30/03      Ended
                                                  (Unaudited)      12/31/02
                                                 -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income ........................   $    463,793    $  1,503,231
Net realized loss on investments .............     (1,350,010)     (9,361,830)
Net change in unrealized appreciation /
  depreciation of investments ................      5,197,955      (5,206,494)
                                                 ------------    ------------
Net increase (decrease) in net assets
  resulting from operations ..................      4,311,738     (13,065,093)
                                                 ------------    ------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class .............................     (1,598,053)     (2,464,289)
  Service Class ..............................           (121)           (126)
                                                 ------------    ------------
                                                   (1,598,174)     (2,464,415)
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class .............................        976,564       1,028,220
  Service Class                                             -               -
Net asset value of shares issued upon
  reinvestment of dividends and distributions:
  Standard Class .............................      1,598,053       2,464,289
  Service Class ..............................            121             126
                                                 ------------    ------------
                                                    2,574,738       3,492,635
                                                 ------------    ------------
Cost of shares repurchased:
  Standard Class .............................     (8,144,258)    (23,552,847)
  Service Class ..............................              -               -
                                                 ------------    ------------
                                                   (8,144,258)    (23,552,847)
                                                 ------------    ------------
Decrease in net assets derived from
  capital share transactions .................     (5,569,520)    (20,060,212)
                                                 ------------    ------------

NET DECREASE IN NET ASSETS ...................     (2,855,956)    (35,589,720)

NET ASSETS:
Beginning of period ..........................     54,792,608      90,382,328
                                                 ------------    ------------
End of period ................................   $ 51,936,652    $ 54,792,608
                                                 ============    ============

                             See accompanying notes
                                                                      Balanced-7

Delaware VIP Trust-Delaware VIP Balanced Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             Delaware VIP Balanced Series Standard Class
                                                            Six Months
                                                               Ended
                                                             6/30/03(1)                    Year Ended December 31,
                                                            (Unaudited)     2002       2001(2)      2000         1999        1998
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .......................  $11.170     $13.730      $15.230     $17.340      $20.040     $19.050

Income (loss) from investment operations:
Net investment income(3) ...................................    0.102       0.258        0.329       0.399        0.408       0.349
Net realized and unrealized gain (loss) on investments .....    0.881      (2.430)      (1.494)     (0.956)      (1.958)      2.831
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.983      (2.172)      (1.165)     (0.557)      (1.550)      3.180
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income ......................................   (0.363)     (0.388)      (0.335)     (0.451)      (0.380)     (0.420)
Net realized gain on investments ...........................        -           -            -      (1.102)      (0.770)     (1.770)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (0.363)     (0.388)      (0.335)     (1.553)      (1.150)     (2.190)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $11.790     $11.170      $13.730     $15.230      $17.340     $20.040
                                                              =======     =======      =======     =======      =======     =======

Total return(4) ............................................    9.03%     (16.27%)      (7.66%)     (3.12%)      (7.85%)     18.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................  $51,933     $54,789      $90,377    $120,705     $172,002    $201,856
Ratio of expenses to average net assets ....................    0.80%       0.75%        0.73%       0.79%        0.74%       0.70%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ..................    0.80%       0.76%        0.73%       0.79%        0.74%       0.70%
Ratio of net investment income to average net assets .......    1.83%       2.10%        2.37%       2.54%        2.17%       2.20%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly..    1.83%       2.09%        2.37%       2.54%        2.17%       2.20%
Portfolio turnover .........................................     242%        303%         336%        179%         107%         94%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                      Balanced-8

Delaware VIP Trust-Delaware VIP Balanced Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   Delaware VIP Balanced Series Service Class
                                                                                Six Months
                                                                                  Ended                               5/1/00(3)
                                                                                6/30/03(1)   Year Ended December 31,      to
                                                                                (Unaudited)    2002        2001(2)     12/31/00
                                                                                -----------------------------------------------
Net asset value, beginning of period .........................................    $11.170     $13.720      $15.230     $15.080

Income (loss) from investment operations:
Net investment income(4) .....................................................      0.091       0.238        0.308       0.246
Net realized and unrealized gain (loss) on investments .......................      0.882      (2.421)      (1.498)      0.024
                                                                                  -------     -------      -------     -------
Total from investment operations .............................................      0.973      (2.183)      (1.190)      0.270
                                                                                  -------     -------      -------     -------

Less dividends and distributions from:
Net investment income ........................................................     (0.343)     (0.367)      (0.320)     (0.120)
Net realized gain on investments .............................................          -           -            -           -
                                                                                  -------     -------      -------     -------
Total dividends and distributions ............................................     (0.343)     (0.367)      (0.320)     (0.120)
                                                                                  -------     -------      -------     -------

Net asset value, end of period ...............................................    $11.800     $11.170      $13.720     $15.230
                                                                                  =======     =======      =======     =======

Total return(5) ..............................................................      8.93%     (16.40%)      (7.76%)      1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................................         $4          $4           $5          $5
Ratio of expenses to average net assets ......................................      0.98%       0.90%        0.88%       0.94%
Ratio of expenses to average net assets prior to expense limitation and
  expenses paid indirectly ...................................................      1.00%       0.91%        0.88%       0.94%
Ratio of net investment income to average net assets .........................      1.65%       1.95%        2.22%       2.39%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly ....................................      1.63%       1.94%        2.22%       2.39%
Portfolio turnover ...........................................................       242%        303%         336%        179%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes
                                                                      Balanced-9

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $607 for the six months ended June 30, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003, were approximately $318. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses,exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.


                                                                     Balanced-10

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,
    Investment             transfer agent fees,
    management                  accounting             Other expenses
  fee payable to            and other expenses         payable to DMC
        DMC                    payable to DC           and affiliates
  --------------           --------------------        --------------
      $8,049                      $2,203                   $1,271

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .....................   $48,422,065
   Sales .........................   $56,674,078

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate          Aggregate
     Cost of         unrealized         unrealized       Net unrealized
   investments      appreciation       depreciation       appreciation
   -----------      ------------       ------------       ------------
   $53,670,651       $3,479,222        $(1,554,956)        $1,924,266

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:
                                              Six Months        Year
                                                 Ended          Ended
                                               6/30/03*       12/31/02
                                               --------       --------
Ordinary income ...........................   $1,598,174     $2,464,415

----------
* Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ......................  $77,726,199
Undistributed ordinary income ......................      524,316
Net realized capital losses on investments .........   (1,669,882)
Capital loss carryforwards .........................  (26,568,248)
Unrealized appreciation of investments .............    1,924,267
                                                      -----------
Net assets .........................................  $51,936,652
                                                      ===========

                                                                     Balanced-11

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,963,267 expires in 2008, $8,028,969 expires in 2009, and $9,576,012 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months       Year
                                                           Ended         Ended
                                                          6/30/03      12/31/02
                                                        ----------     --------
Shares sold:
   Standard Class                                          84,425        83,820
   Service Class                                                -             -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class                                         145,278       185,424
   Service Class                                               11             9
                                                         --------    ----------
                                                          229,714       269,253
                                                         --------    ----------
Shares repurchased:
   Standard Class                                        (728,790)   (1,948,157)
   Service Class                                                -             -
                                                         --------    ----------
                                                         (728,790)   (1,948,157)
                                                         --------    ----------
Net decrease                                             (499,076)   (1,678,904)
                                                         ========    ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2003 were as follows:

          Contracts                   Notional                      Unrealized
        to Buy (Sell)             Cost (Proceeds)  Expiration Date  Gain (Loss)
        -------------             ---------------  ---------------  -----------
(21) U.S. Treasury 10 year notes   $(2,488,228)          9/03         $22,040
  11 U.S. Treasury 5 year notes      1,277,173           9/03         (10,798)
                                                                      -------
                                                                      $11,242
                                                                      =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                                     Balanced-12

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

8. Options Written
During the six months ended June 30, 2003, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2003 for the Series, were as follows:

                                                                 Number
                                                              of Contracts       Premiums
                                                              ------------       --------
Options outstanding at December 31, 2002 ...................       34             $33,660
Options written ............................................       60              30,478
Options terminated in closing purchase transaction .........      (94)            (64,138)
                                                                 ----            --------
Options outstanding at June 30, 2003 .......................        -            $      -
                                                                 ====            ========

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003, the market value of the securities on loan was $4,857,234.

Cash collateral received was invested in the following:

Description                                          Market Value
-----------                                          ------------
Lehman Brothers 1.425% 7/1/03                          $1,581,064
Fannie Mae 1.0549% 1/29/04                                955,029
U.S. Treasury Notes 3.625% 5/15/13                        728,498
U.S. Treasury Notes 2.625% 5/15/08                        645,815
U.S. Treasury Bond 5.375% 2/15/31                         233,938
Fannie Mae 4.375% 10/15/06                                222,012
Golman Sachs Group 1.515% 7/14/03                         133,709
Merrill Lynch Mortgage Capital 1.475% 7/7/03              114,608
Fannie Mae 4.375% 3/15/13                                 107,807
Wilmington Trust Company 1.26% 7/21/03                     95,801
U.S. Treasury Inflation Index 3.375% 4/15/32               89,971
Morgan Stanley 1.28% 8/2/04                                38,203
Canadian Imperial Bank NY 1.1594% 10/9/03                  19,097
                                                       ----------
                                                       $4,965,552
                                                       ==========

                                                                     Balanced-13

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

11. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.











                                                                     Balanced-14

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                        Principal        Market
                                                          Amount         Value
AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS-2.82%
Fannie Mae
Series 02-70 QD 5.50% 6/25/26 ....................     $  180,000     $  185,155
Series 03-18 DA 4.50% 11/25/14 ...................        200,000        203,554
Series 03-W1 1A1 6.50% 12/25/42 ..................        264,027        284,406
Freddie Mac Structured Pass Through
    Securities Series T-11 A6
    6.50% 9/25/18 ................................        129,103        129,657
GNMA
    Series 02-61 BA 4.648% 3/16/26 ...............         80,000         83,800
    Series 02-62 B 4.763% 1/16/25 ................         80,000         85,221
    Series 03-5 B 4.486% 10/16/25 ................        145,000        151,661
                                                                      ----------
Total Agency Collateralized
    Mortgage Obligations
    (cost $1,107,484) ............................                     1,123,454
                                                                      ----------
AGENCY MORTGAGE-BACKED
    SECURITIES-12.01%
Fannie Mae
    4.50% 7/1/18 .................................      2,130,000      2,173,265
    4.50% 8/1/33 TBA .............................         95,000         94,050
    5.00% 7/1/33 TBA .............................      1,740,000      1,768,274
    5.00% 9/1/33 TBA .............................        100,000        100,813
    6.50% 4/1/12 .................................        287,912        304,378
    8.50% 8/1/12 .................................         73,364         78,683
    9.00% 6/1/09 .................................        221,824        246,710
GNMA
    12.00% 6/20/14 ...............................         11,572         13,662
    12.00% 3/20/15 ...............................          6,330          7,492
    12.00% 2/20/16 ...............................          4,394          5,211
                                                                      ----------
Total Agency Mortgage-Backed
    Securities (cost $4,796,487) .................                     4,792,538
                                                                      ----------
AGENCY OBLIGATIONS-14.25%
Fannie Mae
    2.875% 5/19/08 ...............................        170,000        170,750
    3.25% 1/15/08 ................................        800,000        827,701
    4.375% 10/15/06 ..............................        295,000        318,100
    4.375% 3/15/13 ...............................        245,000        255,645
Federal Farm Credit Bank
    1.875% 1/16/07 ...............................        445,000        442,063
Federal Home Loan Bank
    2.50% 3/15/06 ................................        500,000        510,553
    3.875% 2/12/10 ...............................        785,000        814,190
Freddie Mac
    2.10% 2/25/05 ................................        815,000        820,265
    3.25% 11/15/04 ...............................        520,000        534,413
    3.50% 9/15/07 ................................        950,000        994,121
                                                                      ----------
Total Agency Obligations
    (cost $5,646,541) ............................                     5,687,801
                                                                      ----------

                                                        Principal       Market
                                                          Amount        Value
ASSET-BACKED SECURITIES-6.53%
Capital One Multi-Asset Execution Trust
    Series 03-C2 4.32% 4/15/09 ...................     $   55,000     $   55,220
Citibank Credit Card Issuance Trust
    Series 03-A6 2.90% 5/17/10 ...................        135,000        135,696
Freddie Mac Structured Pass Through
    Securities Series T-50 A3
    2.182% 9/27/07 ...............................        320,000        320,850
GSAMP Trust
    Series 02-HE2N 8.25% 10/20/32 ................         98,206         98,206
    Series 02-WFN 8.25% 10/20/32 .................         71,376         71,192
MBNA Credit Card Master Note Trust
    Series 01-A1 5.75% 10/15/08 ..................        280,000        309,357
    Series 01-C3 6.55% 12/15/08 ..................        135,000        147,202
Mid-State Trust Series 11 A1
    4.864% 7/15/38 ...............................         50,000         49,999
NationsCredit Grantor Trust
    Series 97-1 A 6.75% 8/15/13 ..................        131,316        141,123
SLMA Student Loan Trust
    Series 96-3 2.112% 10/25/11 ..................        550,000        549,653
    Series 97-1 A2 1.732% 1/25/10 ................        124,135        124,869
    Series 97-4 A2 1.912% 10/25/10 ...............        540,107        545,131
Sharp Series 02-HE2N N
    9.50% 10/25/32 ...............................         55,773         55,912
                                                                      ----------
Total Asset-Backed Securities
    (cost $2,568,779) ............................                     2,604,410
                                                                      ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES-7.22%
Bank of America Mortgage Securities
    Series 03-D 1A1 3.428% 5/25/33 ...............        110,875        112,209
    Series 03-D 1A2 3.428% 5/25/33 ...............         43,386         43,257
Cendant Mortgage Series 02-4 A6
    6.50% 7/25/32 ................................        197,336        202,623
Commercial Mortgage Series 00-C1 A1
    7.206% 9/15/08 ...............................        461,460        513,778
Countrywide Home Loans Series 03-21 A1
    4.226% 5/25/33 ...............................        193,982        196,916
Credit Suisse First Boston
    Mortgage Securities
    Series 02-10 2A1 7.50% 5/25/32 ...............         63,077         66,257
    Series 02-34 1A1 7.50% 12/25/32 ..............        234,961        244,299
    Series 03-8 5A1 6.50% 4/25/33 ................        335,953        346,167
First Union National Bank Commercial
    Mortgage Series 99-C4 A1
    7.184% 9/15/08 ...............................        650,248        713,035
Impac Secured Assets Community
    Owner Trust Series 01-4 A3
    6.38% 4/25/24 ................................          6,851          6,854
Washington Mutual
    Series 03-AR4 A7 3.95% 5/25/33 ...............        200,932        204,825
    Series 03-S1 A1 5.00% 4/25/33 ................        223,146        230,154
                                                                      ----------
Total Commercial Mortgage-Backed
    Securities (cost $2,765,775) .................                     2,880,374
                                                                      ----------

                                                              Capital Reserves-1

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

                                                        Principal        Market
                                                          Amount         Value
  CORPORATE BONDS-50.48%
  Airlines-0.13%
  Delta Air Lines 7.299% 9/18/06 .................       $ 60,000       $ 51,012
                                                                        --------
                                                                          51,012
                                                                        --------
  Automobiles & Automotive Parts-0.56%
  General Motors 7.125% 7/15/13 ..................        110,000        109,568
  Johnson Controls 5.00% 11/15/06 ................        105,000        113,606
                                                                        --------
                                                                         223,174
                                                                        --------
  Banking & Finance-20.30%
  America Express 3.00% 5/16/08 ..................         45,000         45,361
  Banc One 2.625% 6/30/08 ........................        115,000        113,191
  Bear Stearns Company 4.00% 1/31/08 .............        215,000        225,133
  Branch Banking & Trust 4.875% 1/15/13 ..........        220,000        232,843
  Capital One Bank 4.875% 5/15/08 ................        115,000        117,485
  Citigroup 5.625% 8/27/12 .......................        235,000        259,377
  Compass Bank 6.45% 5/1/09 ......................        120,000        138,752
  Countrywide Home
      1.76% 6/2/06 ...............................        285,000        285,956
      3.50% 12/19/05 .............................        430,000        444,078
      5.25% 6/15/04 ..............................         90,000         93,331
  Credit Suisse First Boston USA
      4.625% 1/15/08 .............................        285,000        304,656
 #ERAC USA Finance 144A
      7.35% 6/15/08 ..............................        225,000        263,593
  First Bank National Association
      7.30% 8/15/05 ..............................        500,000        556,149
  Ford Motor Credit
      5.80% 1/12/09 ..............................         25,000         24,875
      6.875% 2/1/06 ..............................        365,000        387,348
  Franklin Reserve 3.70% 4/15/08 .................         80,000         81,955
  Frost National Bank 6.875% 8/1/11 ..............        205,000        234,006
  General Electric Capital
      5.45% 1/15/13 ..............................        170,000        184,479
  General Motors Acceptance
      4.50% 7/15/06 ..............................         50,000         50,274
      6.75% 1/15/06 ..............................         50,000         53,113
      7.25% 3/2/11 ...............................        405,000        416,179
  Goldman Sachs 5.25% 4/1/13 .....................        250,000        267,078
 #ING Bank 144A 5.125% 5/1/15 ....................        315,000        330,560
  International Lease Finance
      5.875% 5/1/13 ..............................         75,000         80,895
  Morgan Stanley 5.30% 3/1/13 ....................        375,000        399,323
  National Rural Utilities
      3.875% 2/15/08 .............................        205,000        213,772
 #Nordea Bank Sweden 144A
      5.25% 11/30/12 .............................        165,000        178,878
  PHH 7.125% 3/1/13 ..............................         40,000         45,493
  Popular NA 4.25% 4/1/08 ........................        125,000        130,224
  Regions Financial 6.375% 5/15/12 ...............        265,000        306,965
  Stilwell Financial 7.00% 11/1/06 ...............         80,000         88,222
 #TIAA Global Markets 144A
      2.75% 1/13/06 ..............................        200,000        204,097
  Union Bank Switzerland
      7.25% 7/15/06 ..............................        490,000        563,698
  US Bank National Association
      6.375% 8/1/11 ..............................        145,000        169,541

                                                       Principal        Market
                                                         Amount         Value
 CORPORATE BONDS (continued)
 Banking & Finance (continued)
 Wells Fargo Financial 6.125% 4/18/12 ..........      $  300,000      $  344,943
 Westpac Banking 4.625% 6/1/18 .................         175,000         174,243
#Wilmington Trust 144A
     4.875% 4/15/13 ............................          90,000          92,374
                                                                      ----------
                                                                       8,102,440
                                                                      ----------
 Building & Materials-0.84%
 Valspar 6.00% 5/1/07 ..........................         250,000         272,067
 York International 6.625% 8/15/06 .............          60,000          64,850
                                                                      ----------
                                                                         336,917
                                                                      ----------
 Business Services-0.49%
 Cendant 7.375% 1/15/13 ........................         165,000         194,700
                                                                      ----------
                                                                         194,700
                                                                      ----------
 Cable, Media & Publishing-2.42%
 AOL Time Warner 6.75% 4/15/11 .................         110,000         125,471
 Liberty Media 7.75% 7/15/09 ...................          40,000          46,666
 Thomson Multimedia 5.75% 2/1/08 ...............         200,000         224,960
 Time Warner 8.18% 8/15/07 .....................         125,000         146,690
 USA Interactive 7.00% 1/15/13 .................         120,000         138,463
 USA Networks 6.75% 11/15/05 ...................         260,000         283,605
                                                                      ----------
                                                                         965,855
                                                                      ----------
 Chemicals-1.00%
 Engelhard 4.25% 5/15/13 .......................         395,000         398,632
                                                                      ----------
                                                                         398,632
                                                                      ----------
 Consumer Products-0.34%
#Fortune Brands 144A 7.125% 11/1/04 ............         125,000         134,287
                                                                      ----------
                                                                         134,287
                                                                      ----------
 Energy-4.22%
 Apache Financial 7.00% 3/15/09 ................         460,000         542,511
 Chevron 6.625% 10/1/04 ........................         285,000         301,834
#ConocoPhillips 144A 4.75% 10/15/12 ............         205,000         217,058
#Pemex Project 144A 7.375% 12/15/14 ............         115,000         126,213
 Sempra Energy 6.925% 7/1/04 ...................         110,000         115,401
 Transocean Sedco Forex
     6.75% 4/15/05 .............................         245,000         264,714
 Valero Energy 6.125% 4/15/07 ..................         105,000         115,566
                                                                      ----------
                                                                       1,683,297
                                                                      ----------
 Food, Beverage & Tobacco-1.30%
 Diageo Capital 3.375% 3/20/08 .................          65,000          66,506
 Kraft Foods 6.25% 6/1/12 ......................         115,000         130,312
 UST 8.80% 3/15/05 .............................          75,000          82,336
#UST 144A 6.625% 7/15/12 .......................         205,000         237,782
                                                                      ----------
                                                                         516,936
                                                                      ----------
 Healthcare & Pharmaceuticals-0.75%
 Merck & Company 4.375% 2/15/13 ................         290,000         300,793
                                                                      ----------
                                                                         300,793
                                                                      ----------
 Insurance-1.65%
 Aegon NV 4.75% 6/1/13 .........................         120,000         121,643
#AON 144A 7.375% 12/14/12 ......................         150,000         181,261
#ASIF Global Financing Xix 144A
     4.90% 1/17/13 .............................         130,000         135,632
 Progressive Corporate
     6.375% 1/15/12 ............................         160,000         183,979
 Prudential Financial 3.75% 5/1/08 .............          35,000          36,083
                                                                      ----------
                                                                         658,598
                                                                      ----------

                                                              Capital Reserves-2

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

                                                       Principal        Market
                                                        Amount          Value
 CORPORATE BONDS (continued)
 Leisure, Lodging & Entertainment-1.04%
 Wendy's 6.20% 6/15/14 .........................      $  175,000      $  197,183
 Wendy's International 6.25% 11/15/11 ..........         190,000         216,438
                                                                      ----------
                                                                         413,621
                                                                      ----------
 Metals & Mining-0.58%
 Great Central Minnesota
     8.875% 4/1/08 .............................         460,000         232,300
                                                                      ----------
                                                                         232,300
                                                                      ----------
 Packaging & Containers-0.34%
#Sealed Air Corporate 144A
     5.625% 7/15/13 ............................         135,000         136,439
                                                                      ----------
                                                                         136,439
                                                                      ----------
 Retail-3.37%
 CVS 3.875% 11/1/07 ............................         135,000         140,062
 Lowe's Companies 7.50% 12/15/05 ...............         190,000         216,020
 May Department Stores Company
     7.15% 8/15/04 .............................         115,000         122,133
 Safeway 3.80% 8/15/05 .........................         195,000         200,287
 Target
     5.875% 3/1/12 .............................         485,000         549,029
     5.95% 5/15/06 .............................         105,000         116,691
                                                                      ----------
                                                                       1,344,222
                                                                      ----------
 Telecommunications-2.77%
 AT&T 7.00% 11/15/06 ...........................         175,000         194,813
 Bellsouth Telecommunications
     6.375% 6/15/04 ............................          65,000          68,068
 Citizens Communications
     6.375% 8/15/04 ............................         150,000         156,805
#Singtel 144A 6.375% 12/1/11 ...................          90,000         103,265
 Sprint Capital Corporate
     6.375% 5/1/09 .............................          75,000          82,153
 Verizon VA 4.625% 3/15/13 .....................         260,000         267,670
 Verizon Wireless 5.375% 12/15/06 ..............         210,000         230,872
                                                                      ----------
                                                                       1,103,646
                                                                      ----------
 Utilities-8.38%
 Avista 7.75% 1/1/07 ...........................          65,000          72,510
 Carolina P & L 6.50% 7/15/12 ..................         120,000         139,052
 Consumers Energy 6.00% 3/15/05 ................          75,000          79,681
 Detroit Edison 5.05% 10/1/05 ..................         275,000         293,800
 Duke Capital 7.50% 10/1/09 ....................          90,000         103,095
 FPL Group Capital 3.25% 4/11/06 ...............         215,000         220,800
 Great Lakes Power 9.00% 8/1/04 ................         135,000         141,669
 HYDRO-QUEBEC 6.30% 5/11/11 ....................         350,000         412,569
 Kinder Morgan Energy 8.00% 3/15/05 ............         130,000         143,314
 Marathon Oil 9.375% 2/15/12 ...................         170,000         225,778
 Nabors Industries 5.375% 8/15/12 ..............          30,000          32,634
 Nisource Finance 7.50% 11/15/03 ...............         115,000         117,165
 North Border Pipeline 6.25% 5/1/07 ............         180,000         197,149
 Peco Energy 3.50% 5/1/08 ......................         200,000         205,894
#Power Contract 144A 5.20% 2/1/06 ..............         135,000         135,924
 Progress Energy 6.75% 3/1/06 ..................         210,000         233,559

                                                      Principal         Market
                                                        Amount          Value
 Corporate Bonds (continued)
 Utilities (continued)
 PSEG Energy Holdings
     8.625% 2/15/08 ............................     $    20,000     $    21,525
#PSEG Energy Holdings 144A
     7.75% 4/16/07 .............................         230,000         243,464
 Southern Company 5.30% 2/1/07 .................          95,000         102,707
#TXU Energy 144A 7.00% 3/15/13 .................         205,000         227,367
                                                                     -----------
                                                                       3,349,656
                                                                     -----------
 Total Corporate Bonds
     (cost $19,455,741) ........................                      20,146,525
                                                                     -----------
 U.S. Treasury Obligations-5.69%
 U.S. Treasury Inflation Index Notes
 *3.00% 7/15/12 ................................         730,907         805,711
  3.375% 4/15/32 ...............................         124,259         150,470
  3.625% 1/15/08 ...............................         375,438         421,312
 U.S. Treasury Notes
  2.625% 5/15/08 ...............................          25,000          25,236
  3.625% 5/15/13 ...............................         430,000         433,494
^U.S. Treasury Strip-Tiger 3.515% 11/15/09 .....         530,000         433,747
                                                                     -----------
 Total U.S. Treasury Obligations
  (cost $2,217,218) ............................                       2,269,970
                                                                     -----------
 REPURCHASE AGREEMENTS-10.52%
 With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $1,344,100 U.S. Treasury Notes
  1.625% due 1/31/05,
  market value $1,362,180) .....................       1,334,500       1,334,500
 With Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $188,400 U.S. Treasury Notes 3.00%
  due 2/29/04, market value $192,890
  and $834,100 U.S. Treasury Notes
  5.25% due 5/15/04,
  market value $870,600) .......................       1,042,600       1,042,600
 With J. P. Morgan Securities 1.07%
  7/1/03 (dated 6/30/03, collateralized by
  $470,200 U.S. Treasury Notes
  11.875% due 11/15/03,
  market value $496,200) .......................         485,400         485,400
 With UBS Warburg 1.08% 7/1/0
  (dated 6/30/03, collateralized by
  $1,337,800 U.S. Treasury Notes
  2.125% due 8/31/04,
  market value $1,363,510) .....................       1,334,500       1,334,500
                                                                     -----------
 Total Repurchase Agreements
  (cost $4,197,000) ............................                       4,197,000
                                                                     -----------

                                                              Capital Reserves-3

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-109.52% (cost $42,755,025) ......  $43,702,072

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(9.52%) ..........   (3,800,376)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,926,028 SHARES OUTSTANDING-100.00% ....  $39,901,696
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
   STANDARD CLASS ($39,895,236 / 3,925,392 SHARES) ...............       $10.16
                                                                         ======
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
   SERVICE CLASS ($6,460 / 636 SHARES) ...........................       $10.16
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) ...  $40,300,148
Undistributed net investment income ..............................        4,033
Accumulated net realized loss on investments .....................   (1,367,820)
Net unrealized appreciation of investments .......................      965,335
                                                                    -----------
Total net assets .................................................  $39,901,696
                                                                    ===========
-------------
* Fully or partially pledged as collateral for financial futures and options contracts.
# Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #9 in "Notes to Financial Statements".
^ Zero coupon bond. The interest rate shown is the yield at time of purchase.

  GNMA - Government National Mortgage Association
  SLMA - Student Loan Marketing Association
  TBA - To be announced

                             See accompanying notes

                                                              Capital Reserves-4

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statement of Assets and Liabilities
June 30, 2003
(Unaudited)

ASSETS:
Investments at market (cost $42,755,025) ...................         $43,702,072
Receivable for securities sold .............................           4,830,699
Dividends and interest receivable ..........................             412,516
Swap income receivable .....................................              57,683
                                                                     -----------
Total assets ...............................................          49,002,970
                                                                     -----------
LIABILITIES:
Payable for securities purchased ...........................           8,949,656
Liquidations payable .......................................              68,229
Accrued expenses ...........................................              36,970
Distributions payable ......................................              30,864
Mark to market on futures ..................................               8,437
Cash overdraft .............................................               7,118
                                                                     -----------
Total liabilities ..........................................           9,101,274
                                                                     -----------

Total net assets ...........................................         $39,901,696
                                                                     ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ......................................................     $   803,513
                                                                    -----------
EXPENSES:
Management fees ...............................................         100,525
Accounting and administration expenses ........................          10,000
Custodian fees ................................................           8,865
Professional fees .............................................           4,810
Reports and statements to shareholders ........................           3,972
Dividend disbursing and transfer agent fees and expenses ......           2,100
Trustees' fees ................................................           1,685
Registration fees .............................................           1,675
Taxes .........................................................             255
Distribution expense-Service Class ............................               7
Other .........................................................           6,988
                                                                    -----------
                                                                        140,882
Less waived distribution expenses-Service Class ...............              (1)
Less expenses paid indirectly .................................            (483)
                                                                    -----------
Total expenses ................................................         140,398
                                                                    -----------

NET INVESTMENT INCOME .........................................         663,115
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
Investments ...................................................       1,275,932
Futures contracts .............................................        (289,746)
Options written ...............................................           6,405
Swap agreements ...............................................          99,603
                                                                    -----------
Net realized gain .............................................       1,092,194
Net change in unrealized appreciation / depreciation
   of investments .............................................        (217,922)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .............................................         874,272
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $ 1,537,387
                                                                    ===========

                             See accompanying notes

                                                              Capital Reserves-5

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Changes in Net Assets

                                                       Six Months
                                                         Ended         Year
                                                        6/30/03        Ended
                                                      (Unaudited)     12/31/02
                                                      -----------     --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..............................  $   663,115   $ 1,406,042
Net realized gain on investments ...................    1,092,194        13,587
Net change in unrealized appreciation /
   depreciation of investments .....................     (217,922)      900,834
                                                      -----------   -----------
Net increase in net assets resulting from
   operations ......................................    1,537,387     2,320,463
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................     (774,293)   (1,519,894)
   Service Class ...................................         (115)         (268)
                                                      -----------   -----------
                                                         (774,408)   (1,520,162)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................    3,589,476    20,476,479
   Service Class ...................................            -             -
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ..................................      777,040     1,516,270
   Service Class ...................................          115           269
                                                      -----------   -----------
                                                        4,366,631    21,993,018
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ..................................   (7,931,472)  (11,091,327)
   Service Class                                                -             -
                                                      -----------   -----------
                                                       (7,931,472)  (11,091,327)
                                                      -----------   -----------

Increase (decrease) in net assets derived from
   capital share transactions ......................   (3,564,841)   10,901,691
                                                      -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ..............   (2,801,862)   11,701,992

NET ASSETS:
Beginning of period ................................   42,703,558    31,001,566
                                                      -----------   -----------
End of period ......................................  $39,901,696   $42,703,558
                                                      ===========   ===========

                             See accompanying notes

                                                              Capital Reserves-6

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Delaware VIP Capital Reserves Series Standard Class
                                                         Six Months
                                                           Ended
                                                         6/30/03(1)                        Year Ended December 31,
                                                        (Unaudited)       2002        2001(2)       2000         1999         1998
                                                        ---------------------------------------------------------------------------
Net asset value, beginning of period ..................   $ 9.970        $9.750       $9.530       $9.360       $9.880       $9.790

Income (loss) from investment operations:
Net investment income .................................     0.164         0.419        0.533        0.590        0.546        0.556
Net realized and unrealized gain (loss) on investments      0.218         0.253        0.239        0.170       (0.520)       0.090
                                                          -------        ------       ------       ------       ------       ------
Total from investment operations ......................     0.382         0.672        0.772        0.760        0.026        0.646
                                                          -------        ------       ------       ------       ------       ------
Less dividends and distributions from:
Net investment income .................................    (0.192)       (0.452)      (0.552)      (0.590)      (0.546)      (0.556)
                                                          -------        ------       ------       ------       ------       ------
Total dividends and distributions .....................    (0.192)       (0.452)      (0.552)      (0.590)      (0.546)      (0.556)
                                                          -------        ------       ------       ------       ------       ------

Net asset value, end of period ........................   $10.160        $9.970       $9.750       $9.530       $9.360       $9.880
                                                          =======        ======       ======       ======       ======       ======

Total return(3) .......................................     3.87%         7.09%        8.27%        8.46%        0.28%        6.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............   $39,895       $42,698      $30,996      $27,813      $36,701      $41,711
Ratio of expenses to average net assets ...............     0.70%         0.62%        0.58%        0.63%        0.79%        0.79%
Ratio of net investment income to average net assets ..     3.30%         4.21%        5.46%        6.34%        5.68%        5.62%
Portfolio turnover ....................................      471%          427%         290%         177%         129%         166%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                              Capital Reserves-7

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP Capital Reserves Series Service Class
                                                             Six Months
                                                               Ended                               5/1/00(3)
                                                             6/30/03(1)   Year Ended December 31,     to
                                                            (Unaudited)     2002        2001(2)    12/31/00
                                                            -----------------------------------------------
Net asset value, beginning of period ......................   $ 9.970      $9.760       $9.530      $9.210

Income from investment operations:
Net investment income .....................................     0.156       0.406        0.519       0.389
Net realized and unrealized gain on investments ...........     0.217       0.243        0.249       0.320
                                                              -------      ------       ------      ------
Total from investment operations ..........................     0.373       0.649        0.768       0.709
                                                              -------      ------       ------      ------
Less dividends and distributions from:
Net investment income .....................................    (0.183)     (0.439)      (0.538)     (0.389)
                                                              -------      ------       ------      ------
Total dividends and distributions .........................    (0.183)     (0.439)      (0.538)     (0.389)
                                                              -------      ------       ------      ------

Net asset value, end of period ............................   $10.160      $9.970       $9.760      $9.530
                                                              =======      ======       ======      ======

Total return(4) ...........................................     3.78%       6.84%        8.23%       7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................        $6          $6           $6          $5
Ratio of expenses to average net assets ...................     0.88%       0.77%        0.73%       0.73%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     0.90%       0.77%        0.73%       0.73%
Ratio of net investment income to average net assets ......     3.12%       4.06%        5.31%       6.25%
Ratio of net investment income to average net assets prior
   to expenses limitation and expenses paid indirectly ....     3.10%       4.06%        5.31%       6.25%
Portfolio turnover ........................................      471%        427%         290%        177%

----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                              Capital Reserves-8

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements
June 30, 2003 ~(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide ~maximum liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $483 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.


                                                              Capital Reserves-9

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued) Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,            Other
    Investment              transfer agent fees,           expenses
    management                  accounting                 payable
   fee payable to            and other expenses             to DMC
       DMC                    payable to DSC             and affiliates
   --------------           -------------------          --------------
     $16,520                      $1,565                    $1,468

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases......................... $61,086,691
Sales............................. $51,225,474

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        Aggregate         Aggregate
   Cost of             unrealized         unrealized         Net unrealized
 investments          appreciation       depreciation         appreciation
------------          ------------       ------------        --------------
 $42,877,190           $1,134,980         $(310,098)            $824,882

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                Six Months                 Year
                                  Ended                    Ended
                                 6/30/03*                12/31/02
                                 --------                --------
Ordinary income ...............  $774,408               $1,520,162

------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $40,300,148
Undistributed ordinary income .....................         4,033
Undistributed net realized capital gain
  on investments ..................................     1,043,393
Capital loss carryforwards ........................    (2,270,760)
Unrealized appreciation of investments ............       824,882
                                                      -----------
Net assets ........................................   $39,901,696
                                                      ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $292,208 expires in 2004, $543,334 expires in 2007, $1,352,324 expires in 2008 and $82,894 expires in 2010.

                                                             Capital Reserves-10

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months    Year
                                                          Ended       Ended
                                                         6/30/03     12/31/02
                                                         -------     --------
Shares sold:
   Standard Class .....................................   356,933   2,082,120
   Service Class ......................................         -           -

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .....................................    77,402     155,209
   Service Class ......................................        11          28
                                                         --------  ----------
                                                          434,346   2,237,357
                                                         --------  ----------
Shares repurchased:
   Standard Class .....................................  (790,653) (1,133,918)
   Service Class ......................................         -           -
                                                         --------  ----------
                                                         (790,653) (1,133,918)
                                                         --------  ----------
Net increase (decrease) ...............................  (356,307)  1,103,439
                                                         ========  ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2003 were as follows:

           Contracts                  Notional                       Unrealized
         to Buy (Sell)            Cost (Proceeds)  Expiration Date   Gain (Loss)
         -------------            ---------------  ---------------   -----------
(31) U.S. Treasury 10 year notes    $(3,671,065)        9/03          $30,502
 12 U.S. Treasury 5 year notes        1,393,714         9/03          (12,214)
                                                                      -------
                                                                      $18,288
                                                                      =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. Options Written
During the six months ended June 30, 2003, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

                                                             Capital Reserves-11

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

8. Options Written (continued)
Transactions in options written during the six months ended June 30, 2003 for the Series, were as follows:

                                                           Number
                                                        of Contracts   Premiums
                                                        ------------   --------
Options outstanding at December 31, 2002 .............       62       $  61,380
Options written ......................................      124          62,807
Options terminated in closing purchase transactions ..     (186)       (124,187)
                                                           ----       ---------
Options outstanding at June 30, 2003 .................        -       $       -
                                                           ====       =========

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

10. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.



                                                             Capital Reserves-12

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                    Principal        Market
                                                      Amount         Value
   COMMERCIAL PAPER-84.90%
   Financial Services-60.24%
   Allianz Finance 1.03% 9/8/03 ...............    $   360,000    $   359,289
   Amstel Funding
       1.05% 8/22/03 ..........................      1,240,000      1,238,119
       1.24% 7/7/03 ...........................      1,000,000        999,792
   Aquinas Funding LLC 1.33% 7/1/03 ...........      2,000,000      2,000,000
   Beta Finance
       1.05% 7/28/03 ..........................      1,000,000        999,213
       1.25% 7/16/03 ..........................      1,000,000        999,479
   Danske
       1.10% 8/13/03 ..........................        300,000        299,606
       1.26% 7/2/03 ...........................      1,000,000        999,965
   Eiffel Funding LLC
       1.10% 7/14/03 ..........................        500,000        499,801
       1.24% 7/7/03 ...........................      1,000,000        999,793
   Fountain Square Commercial Funding
       1.02% 7/8/03 ...........................        750,000        749,851
       1.05% 8/1/03 ...........................      1,000,000        999,096
   Gramercy Capital 1.25% 7/2/03 ..............        750,000        749,974
   Massmutual Funding LLC
       1.10% 8/26/03 ..........................        500,000        499,144
       1.15% 9/4/03 ...........................      1,000,000        997,924
   Moat Funding LLC 1.33% 7/1/03 ..............      2,000,000      2,000,000
   Nationwide Life 1.31% 7/1/03 ...............      1,790,000      1,790,000
   Sheffield Receivables
       1.20% 7/9/03 ...........................      1,000,000        999,733
       1.23% 7/7/03 ...........................        605,000        604,876
   Sigma Finance 1.21% 8/7/03 .................      1,000,000        998,756
   Steamboat Funding 1.08% 7/18/03 ............      2,000,000      1,998,985
   Stellar Funding Group
       1.10% 7/14/03 ..........................      1,500,000      1,499,404
       1.15% 8/11/03 ..........................        252,000        251,670
   Swiss RE Financial Products
       1.25% 8/1/03 ...........................        500,000        499,462
   Three Pillars Funding 1.22% 7/7/03 .........      1,500,000      1,499,708
   UBS Finance LLC 1.31% 7/1/03 ...............      2,000,000      2,000,000
   Verizon Network Funding
       1.19% 8/27/03 ..........................      2,000,000      1,996,232
                                                                  -----------
                                                                   29,529,872
                                                                  -----------

                                                   Principal         Market
                                                     Amount          Value
   COMMERCIAL PAPER (continued)
   Industrial-11.21%
   GlaxoSmithKline 0.95% 9/10/03 ..............    $ 1,500,000    $ 1,497,190
   Volkswagen of America 1.08% 7/10/03 ........      2,000,000      1,999,459
   Washington Post Company
      1.02% 8/14/03 ...........................      2,000,000      1,997,507
                                                                  -----------
                                                                    5,494,156
                                                                  -----------
   Mortgage Bankers & Brokers-10.39%
   Goldman Sachs 0.97% 9/12/03 ................      1,500,000      1,497,050
   Marsh & Mclennan 1.16% 8/8/03 ..............      2,000,000      1,997,551
   National Bank New Zealand
      International 1.20% 8/5/03 ..............      1,000,000        998,833
   Westpac Trust Securities NZ
      1.22% 8/5/03 ............................        600,000        599,288
                                                                  -----------
                                                                    5,092,722
                                                                  -----------
   Other-3.06%
   Leland Stanford Jr. University
      1.22% 7/10/03 ...........................      1,500,000      1,499,543
                                                                  -----------
                                                                    1,499,543
                                                                  -----------
   Total Commercial Paper
      (cost $41,616,293) ......................                    41,616,293
                                                                  -----------

   CERTIFICATES OF DEPOSIT-11.22%
   America Express Centurion Bank
      1.04% 7/30/03 ...........................      2,000,000      2,000,000
   First Tennessee Bank 1.21% 7/21/03 .........      1,500,000      1,500,000
   Wells Fargo Bank 1.24% 7/9/03 ..............      2,000,000      2,000,000
                                                                  -----------
   Total Certificates of Deposit
      (cost $5,500,000) ......... .............                     5,500,000
                                                                  -----------

  *FLOATING RATE NOTES-4.08%
   American Honda Finance
      1.26% 7/11/03 ...........................      1,000,000      1,000,000
   Morgan Stanley 1.18% 7/28/03 ...............      1,000,000      1,000,000
                                                                  -----------
   Total Floating Rate Notes
      (cost $2,000,000) .......................                     2,000,000
                                                                  -----------


                                                                  Cash Reserve-1

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Statement of Net Assets (continued)

                                                       Principal      Market
                                                         Amount        Value
   REPURCHASE AGREEMENTS-0.00%
   With BNP Paribas 1.08% 7/1/03
      (dated 6/30/03, collateralized by
      $320 U.S. Treasury Notes
      1.625% due 1/31/05,
      market value $325) .............................    $318           $318
   With Cantor Fitzgerald 1.12% 7/1/03
      (dated 6/30/03, collateralized by
      $45 U.S. Treasury Notes
      3.00% due 2/29/04, market value
      $46 and $199 U.S. Treasury Notes
      5.25% due 5/15/04,
      market value $207) .............................     248            248
   With J. P. Morgan Securities
      1.07% 7/1/03 (dated 6/30/03,
      collateralized by $112
      U.S. Treasury Notes 11.875%
      due 11/15/03, market value $118) ...............     116            116
   With UBS Warburg 1.08% 7/1/03
      (dated 6/30/03, collateralized by
      $319 U.S. Treasury Notes 2.125%
      due 8/31/04, market value $325) ................     318            318
                                                                       ------
   Total Repurchase Agreements
      (cost $1,000) ..................................                  1,000
                                                                       ------

TOTAL MARKET VALUE OF SECURITIES-100.20% (cost $49,117,293)** ...  49,117,293

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.20%) .........     (98,954)
                                                                  -----------

NET ASSETS APPLICABLE TO 49,071,695 SHARES OUTSTANDING-100.00% .. $49,018,339
                                                                  ===========

NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES
   STANDARD CLASS ($49,012,877 / 49,066,226 SHARES) .............       $1.00
                                                                        =====

NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES
   SERVICE CLASS ($5,462 / 5,469 SHARES) ........................       $1.00
                                                                        =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) .. $49,071,695
Accumulated net realized loss on investments ....................     (53,356)
                                                                  -----------
Total net assets ................................................ $49,018,339
                                                                  ===========

----------
 * Floating Rate Notes-The interest rate shown is the rate as of June 30, 2003 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
** Also the cost for federal income tax purposes.

                             See accompanying notes


                                                                  Cash Reserve-2

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

   INVESTMENT INCOME:
   Interest ....................................................    $ 294,468

   EXPENSES:
   Management fees .............................................      103,817
   Accounting and administration expenses ......................        9,450
   Professional fees ...........................................        2,936
   Custodian fees ..............................................        2,725
   Dividend disbursing and transfer agent fees and expenses ....        2,309
   Reports and statements to shareholders ......................        2,030
   Trustees' fees ..............................................        1,040
   Registration fees ...........................................           30
   Distribution expense-Service Class ..........................            5
   Other .......................................................          709
                                                                    ---------
                                                                      125,051
   Less waived distribution expenses-Service Class .............           (1)
   Less expenses paid indirectly ...............................         (553)
                                                                    ---------
   Total expenses ..............................................      124,497
                                                                    ---------

   NET INVESTMENT INCOME .......................................      169,971
                                                                    ---------

   NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS:
   Net realized gain on investments ............................        1,092
                                                                    ---------

   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ................................    $ 171,063
                                                                    =========

                             See accompanying notes

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

                                                    Six Months       Year
                                                  Ended 6/30/03      Ended
                                                   (Unaudited)     12/31/02
                                                  -------------    --------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .........................   $    169,971   $    532,131
Net realized gain (loss) on investments .......          1,092        (54,448)
                                                  ------------   ------------
Net increase in net assets resulting
   from operations ............................        171,063        477,683
                                                  ------------   ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .............................       (174,967)      (527,058)
   Service Class ..............................            (16)           (61)
                                                  ------------   ------------
                                                      (174,983)      (527,119)
                                                  ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .............................     27,208,003     43,502,292
   Service Class ..............................              -              -
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class .............................        181,295        531,289
   Service Class ..............................             17             61
                                                  ------------   ------------
                                                    27,389,315     44,033,642
                                                  ------------   ------------
Cost of shares repurchased:
   Standard Class .............................    (28,181,850)   (37,595,015)
   Service Class ..............................              -              -
                                                  ------------   ------------
                                                   (28,181,850)   (37,595,015)
                                                  ------------   ------------
Increase (decrease) in net assets derived
   from capital share transactions ............       (792,535)     6,438,627
                                                  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS ..............................       (796,455)     6,389,191

NET ASSETS:
   Beginning of period ........................     49,814,794     43,425,603
                                                  ------------   ------------
   End of period ..............................   $ 49,018,339   $ 49,814,794
                                                  ============   ============

                             See accompanying notes


                                                                  Cash Reserve-3

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Delaware VIP Cash Reserve Series Standard Class
                                                           Six Months
                                                             Ended
                                                           6/30/03(1)                  Year Ended December 31,
                                                          (Unaudited)   2002(2)    2001(2)      2000(2)      1999(2)      1998(2)
                                                          -----------------------------------------------------------------------
Net asset value, beginning of period ....................   $1.000      $1.000     $1.000       $1.000       $1.000       $1.000

Income from investment operations:
Net investment income ...................................    0.004       0.013      0.038        0.058        0.047        0.050
                                                            ------      ------     ------       ------       ------       ------
Total from investment operations ........................    0.004       0.013      0.038        0.058        0.047        0.050
                                                            ------      ------     ------       ------       ------       ------

Less dividends and distributions from:
Net investment income ...................................   (0.004)     (0.013)    (0.038)      (0.058)      (0.047)      (0.050)
                                                            ------      ------     ------       ------       ------       ------
Total dividends and distributions .......................   (0.004)     (0.013)    (0.038)      (0.058)      (0.047)      (0.050)
                                                            ------      ------     ------       ------       ------       ------

Net asset value, end of period ..........................   $1.000      $1.000     $1.000       $1.000       $1.000       $1.000
                                                            ======      ======     ======       ======       ======       ======

Total return(3) .........................................    0.38%       1.26%      3.90%        6.01%        4.81%        5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................  $49,013     $49,809    $43,421      $49,261      $57,421      $42,893
Ratio of expenses to average net assets .................    0.54%       0.59%      0.60%        0.63%        0.56%        0.59%
Ratio of net investment income to average net assets ....    0.74%       1.26%      3.78%        5.84%        4.72%        4.96%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes


                                                                  Cash Reserve-4

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Cash Reserve Series Service Class
                                                                        Six Months
                                                                           Ended                                   5/1/00(3)
                                                                         6/30/03(1)    Year Ended December 31,        to
                                                                        (Unaudited)      2002(2)      2001(2)     12/31/00(2)
                                                                        -----------------------------------------------------
Net asset value, beginning of period ...............................      $1.000          $1.000       $1.000       $1.000

Income from investment operations:
Net investment income ..............................................       0.003           0.011        0.037        0.039
                                                                          ------          ------       ------       ------
Total from investment operations ...................................       0.003           0.011        0.037        0.039
                                                                          ------          ------       ------       ------

Less dividends and distributions from:
Net investment income ..............................................      (0.003)         (0.011)      (0.037)      (0.039)
                                                                          ------          ------       ------       ------
Total dividends and distributions ..................................      (0.003)         (0.011)      (0.037)      (0.039)
                                                                          ------          ------       ------       ------

Net asset value, end of period .....................................      $1.000          $1.000       $1.000       $1.000
                                                                          ======          ======       ======       ======

Total return(4) ....................................................       0.30%           1.13%        3.75%        4.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................          $5              $5           $5           $5
Ratio of expenses to average net assets ............................       0.72%           0.74%        0.75%        0.79%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .........................       0.74%           0.74%        0.75%        0.79%
Ratio of net investment income to average net assets ...............       0.56%           1.11%        3.63%        5.90%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly ........       0.54%           1.11%        3.63%        5.90%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                  Cash Reserve-5

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $553 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.


                                                                  Cash Reserve-6

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                          Dividend disbursing,           Other
         Investment       transfer agent fees,         expenses
         management           accounting                payable
       fee payable to     and other expenses             to DMC
           DMC              payable to DSC           and affiliates
       --------------    ---------------------       --------------
         $19,032                $2,550                   $1,151

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                          Six Months       Year
                                            Ended          Ended
                                           6/30/03*       12/31/02
                                          ----------      --------
Ordinary income ........................   $174,983       $527,119
----------
* Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ......................  $49,071,695
Undistributed net realized capital
   gain on investments .............................        1,092
Capital loss carryforwards .........................      (54,448)
                                                      -----------
Net assets .........................................  $49,018,339
                                                      ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $54,448 expires in 2010.

4. Capital Shares
Transactions in capital shares were as follows:

                                                                      Six Months         Year
                                                                         ended           ended
                                                                        6/30/03        12/31/02*
Shares sold:
   Standard Class .................................................   27,208,003        43,502,292
   Service Class                                                               -                 -

Shares issued upon reinvestment of dividends and distributions:
   Standard Class .................................................      181,295           531,289
   Service Class ..................................................           17                61
                                                                     -----------       -----------
 ..................................................................   27,389,315        44,033,642
                                                                     -----------       -----------
Shares repurchased:
   Standard Class .................................................  (28,181,850)      (37,595,015)
   Service Class                                                               -                 -
                                                                     -----------       -----------
 ..................................................................  (28,181,850)      (37,595,015)
                                                                     -----------       -----------
Net increase (decrease) ...........................................     (792,535)        6,438,627
                                                                     ===========       ===========

* Capital share activity for periods prior to December 20, 2002 have been restated to reflect a 10 for 1 share split. See Note #5.


                                                                  Cash Reserve-7

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

5. Share Split
On December 5, 2002 the Board of Trustees of the Series unanimously voted to approve a 10 for 1 share split, which was effected December 20, 2002.

6. Credit and Market Risks
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

7. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

















                                                                  Cash Reserve-8

Delaware VIP Trust-Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                        Principal      Market
                                                          Amount*      Value
                                                                     (U.S. $)
   AGENCY MORTGAGE-BACKED
       SECURITIES-19.85%
   Fannie Mae
       4.50% 7/1/18 ...........................   USD      10,000  $   10,203
       5.00% 7/1/33 ...........................           200,000     203,250
       5.50% 7/3/33 ...........................           180,000     186,075
                                                                   ----------
   Total Agency Mortgage-Backed
       Securities (cost $399,059) .............                       399,528
                                                                   ----------
   AGENCY OBLIGATIONS-6.10%
   Fannie Mae
       7.125% 6/15/10 .........................            70,000      86,651
       7.25% 1/15/10 ..........................            20,000      24,840
   Freddie Mac
       5.875% 3/21/11 .........................            10,000      11,266
                                                                   ----------
   Total Agency Obligations
       (cost $124,541) ........................                       122,757
                                                                   ----------
   ASSET-BACKED SECURITIES-1.86%
   SLMA Student Loan Trust Series
       98-2 A2 1.892% 1/25/14 .................            37,162      37,483
                                                                   ----------
   Total Asset-Backed Securities
       (cost $37,440) .........................                        37,483
                                                                   ----------
   CORPORATE BONDS-32.84%
   Aerospace & Defense-0.25%
  #Aviall 144A 7.625% 7/1/11 ..................             5,000       5,094
                                                                   ----------
                                                                        5,094
                                                                   ----------
   Automobiles & Automotive Parts-1.16%
   Ford Motor 7.45% 7/16/31 ...................            20,000      18,372
   General Motors 7.125% 7/15/13 ..............             5,000       4,980
                                                                   ----------
                                                                       23,352
                                                                   ----------
   Banking, Finance & Insurance-3.49%
   Athena Neurosciences Finance
       7.25% 2/21/08 ..........................             5,000       4,231
   Bank One 2.625% 6/30/08 ....................             5,000       4,921
   Bear Stearns 4.65% 7/2/18 ..................             5,000       4,880
   Capital One Bank 4.875% 5/15/08 ............             5,000       5,108
   Countrywide Home Loan
       1.76% 6/2/06 ...........................            10,000      10,034
  #Crum & Forster 144A
       10.375% 6/15/13 ........................             5,000       5,088
  #Farmers Exchange Capital 144A
       7.20% 7/15/48 ..........................             5,000       4,135
  #Farmers Insurance Exchange 144A
       8.625% 5/1/24 ..........................             5,000       4,889
  #Gemstone Investors 144A
       7.71% 10/31/04 .........................             5,000       5,000
   TIG Holdings 8.125% 4/15/05 ................             5,000       4,788
   Wells Fargo Financial 6.125% 4/18/12 .......            10,000      11,497
  #Zurich Capital Trust I 144A
       8.376% 6/1/37 ..........................             5,000       5,511
                                                                   ----------
                                                                       70,082
                                                                   ----------

                                                        Principal      Market
                                                          Amount*      Value
                                                                     (U.S. $)
   CORPORATE BONDS (continued)
   Building & Materials-1.88%
  #Lone Star Industries 144A
       8.85% 6/15/05 ..........................    USD      5,000  $    5,225
   Schuler Homes 10.50% 7/15/11 ...............             5,000       5,775
   Standard Pacific 9.25% 4/15/12 .............             5,000       5,638
   Technical Olympic USA
       10.375% 7/1/12 .........................            10,000      10,700
   United States Steel 10.75% 8/1/08 ..........            10,000      10,550
                                                                   ----------
                                                                       37,888
                                                                   ----------
   Cable, Media & Publishing-3.14%
   America Media Operation 10.25% 5/1/09 ......             5,000       5,425
  #American Color Graphics 144A
       10.00% 6/15/10 .........................             5,000       5,000
 **Charter Communications
       11.75% 5/15/11 .........................            25,000      12,749
   CSC Holdings 10.50% 5/15/16 ................             5,000       5,475
   Lodgenet Entertainment
       9.50% 6/15/13 ..........................            10,000      10,300
   Mediacom Broadband 11.00% 7/15/13 ..........             5,000       5,588
   Vertis 10.875% 6/15/09 .....................            10,000      10,050
   XM Satellite Radio
    #144A 12.00% 6/15/10 ......................             5,000       4,925
   **14.00% 12/31/09 ..........................             5,000       3,588
                                                                   ----------
                                                                       63,100
                                                                   ----------
   Chemicals-2.60%
   Engelhard 4.25% 5/15/13 ....................             5,000       5,046
  #Equistar Chemical 144A
       10.625% 5/1/11 .........................             5,000       5,150
 ^#HMP Equity 144A
       15.302% 5/15/08 ........................             5,000       2,550
   IMC Global 7.625% 11/1/05 ..................            15,000      15,974
   Lyondell Chemical 9.50% 12/15/08 ...........            10,000       9,550
   MacDermid 9.125% 7/15/11 ...................             5,000       5,613
   SOI Funding 11.25% 7/15/09 .................             5,000       4,350
   Solutia 6.72% 10/15/37 .....................             5,000       4,025
                                                                   ----------
                                                                       52,258
                                                                   ----------
   Computers & Technology-0.48%
  #Amkor Technologies 144A
       7.75% 5/15/13 ..........................             5,000       4,775
  #Electronic Data Systems 144A
       6.00% 8/1/13 ...........................             5,000       4,885
                                                                   ----------
                                                                        9,660
                                                                   ----------
   Consumer Products-1.10%
   American Greetings 11.75% 7/15/08 ..........             5,000       5,849
  #Levi Strauss 144A 12.25% 12/15/12 ..........             5,000       4,188
   Salton
       10.75% 12/15/05 ........................             5,000       5,050
       12.25% 4/15/08 .........................             2,000       2,000
   Samsonite 10.75% 6/15/08 ...................             5,000       5,138
                                                                   ----------
                                                                       22,225
                                                                   ----------
   Consumer Services-0.26%
   Corrections Corporation of America
       7.50% 5/1/11 ...........................             5,000       5,250
                                                                   ----------
                                                                        5,250
                                                                   ----------


                                                            Diversified Income-1

Delaware VIP Trust-Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount*      Value
                                                                     (U.S. $)
   CORPORATE BONDS (continued)
   Electronics & Electrical Equipment-0.28%
  #Sanmina SCI 144A 10.375% 1/15/10 ...........     USD     5,000  $    5,600
                                                                   ----------
                                                                        5,600
                                                                   ----------
   Energy-2.93%
  #Citgo Petroleum 144A 11.375% 2/1/11 ........             5,000       5,600
   Dynegy Holdings 6.75% 12/15/05 .............             5,000       4,750
   El Paso 7.00% 5/15/11 ......................             5,000       4,575
  #El Paso Natural Gas 144A
       8.375% 6/15/32 .........................             5,000       5,325
  #El Paso Production 144A 7.75% 6/1/13 .......             5,000       5,013
   Hanover Equipment Trust
        8.50% 9/1/08 ..........................             5,000       5,275
  #Pemex Project Funding Master Trust
       144A 7.375% 12/15/14 ...................             5,000       5,488
  #Premcor Refining Group 144A
       7.50% 6/15/15 ..........................             2,000       1,980
   Tennessee Gas Pipeline
       8.375% 6/15/32 .........................             5,000       5,463
  #Tesoro Petroleum 144A 8.00% 4/15/08 ........             5,000       5,150
   Williams Companies 8.125% 3/15/12 ..........            10,000      10,299
                                                                   ----------
                                                                       58,918
                                                                   ----------
   Environmental Services-0.79%
  #Casella Waste Systems 144A
       9.75% 2/1/13 ...........................             5,000       5,325
   IESI 10.25% 6/15/12 ........................            10,000      10,650
                                                                   ----------
                                                                       15,975
                                                                   ----------
   Food, Beverage & Tobacco-0.80%
   Denny's 12.75% 9/30/07 .....................             5,000       5,138
  #Le-Natures 144A 9.00% 6/15/13 ..............             5,000       5,175
   UST 6.625% 7/15/12 .........................             5,000       5,799
                                                                   ----------
                                                                       16,112
                                                                   ----------
   Healthcare & Pharmaceuticals-0.52%
   Alliance Imaging 10.375% 4/15/11 ...........             5,000       5,250
   Team Health 12.00% 3/15/09 .................             5,000       5,150
                                                                   ----------
                                                                       10,400
                                                                   ----------
   Industrial Machinery-0.28%
  #Brickman Group 144A 11.75% 12/15/09 ........             5,000       5,613
                                                                   ----------
                                                                        5,613
                                                                   ----------
   Leisure, Lodging & Entertainment-0.54%
   Extended Stay America
       9.875% 6/15/11 .........................             5,000       5,400
   Herbst Gaming 10.75% 9/1/08 ................             5,000       5,538
                                                                   ----------
                                                                       10,938
                                                                   ----------
   Metals & Mining-0.34%
   Jorgensen (Earle M.) 9.75% 6/1/12 ..........             5,000       5,325
  +WCI Steel 10.00% 12/1/04 ...................             5,000       1,575
                                                                   ----------
                                                                        6,900
                                                                   ----------
   Packaging & Containers-1.14%
   AEP Industries 9.875% 11/15/07 .............             5,000       4,625
   Consolidated Container
       10.125% 7/15/09 ........................             5,000       3,038
   Portola Packaging 10.75% 10/1/05 ...........             5,000       5,050
  #Radnor Holdings 144A 11.00% 3/15/10 ........             5,000       5,162
  #Sealed Air 144A 5.625% 7/15/13 .............             5,000       5,053
                                                                   ----------
                                                                       22,928
                                                                   ----------

                                                        Principal      Market
                                                          Amount*      Value
                                                                     (U.S. $)
   CORPORATE BONDS (continued)
   Paper & Forest Products-0.25%
   Georgia-Pacific 9.875% 11/1/21 ................    USD   5,000  $    5,075
                                                                   ----------
                                                                        5,075
                                                                   ----------
   Real Estate-0.78%
   Forest City Enterprises 7.625% 6/1/15 .........          5,000       5,269
   Meristar Hospitality Operating Partnership
       10.50% 6/15/09 ............................          5,000       5,138
   Tanger Properties 9.125% 2/15/08 ..............          5,000       5,337
                                                                   ----------
                                                                       15,744
                                                                   ----------
   Retail-1.15%
   Kohls 7.25% 6/1/29 ............................          5,000       6,269
   Office Depot 10.00% 7/15/08 ...................          5,000       5,963
   Petco Animal Supplies 10.75% 11/1/11 ..........          5,000       5,725
   Saks 7.25% 12/1/04 ............................          5,000       5,213
                                                                   ----------
                                                                       23,170
                                                                   ----------
   Telecommunications-4.06%
   Alamosa Delaware 12.50% 2/1/11 ................          5,000       4,125
 ^#American Tower Escrow 144A
       9.757% 8/1/08 .............................          5,000       3,250
   AT&T 8.00% 11/15/31 ...........................         10,000      11,377
  #Centennial Cellular Operating 144A
       10.125% 6/15/13 ...........................          5,000       4,975
   Crown Castle International
       **10.625% 11/15/07 ........................          5,000       5,288
       10.75% 8/1/11 .............................          5,000       5,475
   Insight Midwest 10.50% 11/1/10 ................         10,000      11,025
   Level 3 Communications
       9.125% 5/1/08 .............................          5,000       4,500
  #Nextel Partners 144A 8.125% 7/1/11 ............          5,000       5,013
   Nortel Networks Capital
       7.40% 6/15/06 .............................          5,000       4,938
   Qwest 7.20% 11/1/04 ...........................          5,000       5,150
  #Qwest Services 144A 13.50% 1/1/08 .............          5,000       5,675
   Sprint Capital 8.75% 3/15/32 ..................          5,000       6,005
   Time Warner Telecommunications
       9.75% 7/15/08 .............................          5,000       4,850
                                                                   ----------
                                                                       81,646
                                                                   ----------
   Transportation & Shipping-0.54%
   Hornbeck Offshore Services
       10.625% 8/1/08 ............................          5,000       5,538
  #Overseas Shipholding 144A
       8.25% 3/15/13 .............................          5,000       5,225
                                                                   ----------
                                                                       10,763
                                                                   ----------
   Utilities-4.08%
  #Allegheny Energy Supply Statutory
       Trust 2001 144A 10.25% 11/15/07 ...........         10,000      10,100
   Calpine 10.50% 5/15/06 ........................          5,000       4,738
   Detroit Edison 6.35% 10/15/32 .................         10,000      11,444
   Homer City Funding 8.137% 10/1/19 .............          5,000       5,363
  #Illinois Power 144A 11.50% 12/15/10 ...........          5,000       5,737
   Midland Funding II 11.75% 7/23/05 .............          5,000       5,425
   Midwest Generation 8.30% 7/2/09 ...............          5,000       4,913
   Mirant Americas Generation
       7.625% 5/1/06 .............................          5,000       3,875
       8.30% 5/1/11 ..............................          5,000       3,125
   Nevada Power 10.875% 10/15/09 .................          5,000       5,625
   Orion Power Holdings 12.00% 5/1/10 ............          5,000       5,824


                                                            Diversified Income-2

Delaware VIP Trust-Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount*       Value
                                                                     (U.S. $)
   CORPORATE BONDS (continued)
   Utilities (continued)
  #Power Contract Financing 144A
       5.20% 2/1/06 ...........................    USD      5,000  $    5,034
  #PSEG Energy Holdings 144A
       7.75% 4/16/07 ..........................             5,000       5,293
  #TXU Energy 144A 7.00% 3/15/13 ..............             5,000       5,546
                                                                   ----------
                                                                       82,042
                                                                   ----------
   Total Corporate Bonds
       (cost $652,848) ........................                       660,733
                                                                   ----------
   FOREIGN BONDS-22.27%
   Australia-0.65%
   New South Wales Treasury
       8.00% 3/1/08 ...........................    AUD     14,000      10,620
   Normandy Yandal Operations
       8.875% 4/1/08 ..........................    USD      5,000       2,525
                                                                   ----------
                                                                       13,145
                                                                   ----------
   Austria-0.76%
   Republic of Austria 5.25% 1/4/11 ...........    EUR     12,000      15,324
                                                                   ----------
                                                                       15,324
                                                                   ----------
   Brazil-0.46%
   Federal Republic of Brazil
       11.00% 8/17/40 .........................    USD     10,000       9,150
                                                                   ----------
                                                                        9,150
                                                                   ----------
   Canada-2.42%
   Ainsworth Lumber
       12.50% 7/15/07 .........................             5,000       5,675
       13.875% 7/15/07 ........................             5,000       5,700
   Fairfax Financial Holdings
       7.75% 12/15/03 .........................             5,000       5,063
  #Hollinger 144A 11.875% 3/1/11 ..............            10,000      11,149
  #Placer Dome 144A 6.375% 3/1/33 .............             5,000       5,267
   Star Choice Communications
       13.00% 12/15/05 ........................             5,000       5,363
   Tembec Industries 8.50% 2/1/11 .............             5,000       4,975
   Western Oil Sands 8.375% 5/1/12 ............             5,000       5,600
                                                                   ----------
                                                                       48,792
                                                                   ----------
   Cayman Islands-0.25%
  #Bluewater Finance 144A
       10.25% 2/15/12 .........................             5,000       4,975
                                                                   ----------
                                                                        4,975
                                                                   ----------
   Germany-2.45%
   Deutschland Republic
       4.75% 7/4/28 ...........................    EUR     10,000      11,539
       5.00% 7/4/11 ...........................            30,000      37,760
                                                                   ----------
                                                                       49,299
                                                                   ----------
   Greece-3.56%
   Hellenic Republic 8.60% 3/26/08 ............            50,000      71,441
                                                                   ----------
                                                                       71,441
                                                                   ----------
   Ireland-0.28%
   JSG Funding 9.625% 10/1/12 .................    USD      5,000       5,550
                                                                   ----------
                                                                        5,550
                                                                   ----------
   Italy-1.77%
   Republic of Italy 3.75% 6/8/05 .............    JPY  4,000,000      35,670
                                                                   ----------
                                                                       35,670
                                                                   ----------
   Liberia-0.22%
   Royal Caribbean Cruises
       7.50% 10/15/27 .........................    USD      5,000       4,450
                                                                   ----------
                                                                        4,450
                                                                   ----------
                                                        Principal      Market
                                                          Amount*      Value
                                                                     (U.S. $)
   FOREIGN Bonds (continued)
   Mexico-0.79%
   Mexican United States 7.50% 4/8/33              USD     15,000  $   15,945
                                                                   ----------
                                                                       15,945
                                                                   ----------
   New Zealand-2.16%
   New Zealand Government
       6.00% 11/15/11                              NZD     50,000      30,593
       8.00% 11/15/06                                      20,000      12,802
                                                                   ----------
                                                                       43,395
                                                                   ----------
   Norway-0.88%
   Kingdom of Norway 6.00% 5/16/11                 NOK     90,000      13,604
   Ocean Rig Norway 10.25% 6/1/08                  USD      5,000       4,181
                                                                   ----------
                                                                       17,785
                                                                   ----------
   Panama-0.27%
   Republic of Panama 8.875% 9/30/27                        5,000       5,463
                                                                   ----------
                                                                        5,463
                                                                   ----------
   Peru-0.57%
   Republic of Peru 4.00% 3/7/17                           15,000      11,506
                                                                   ----------
                                                                       11,506
                                                                   ----------
   Poland-0.80%
   Poland Government
       5.00% 10/24/13                              PLZ     30,000       7,661
       8.50% 11/12/06                                      30,000       8,523
                                                                   ----------
                                                                       16,184
                                                                   ----------
   Spain-1.81%
   Kingdom of Spain 3.10% 9/20/06                  JPY  4,000,000      36,423
                                                                   ----------
                                                                       36,423
                                                                   ----------
   Supranational-0.26%
  #Jafra Cosmetics International 144A
       10.75% 5/15/11                              USD      5,000       5,250
                                                                   ----------
                                                                        5,250
                                                                   ----------
   Sweden-1.66%
   Swedish Government
       5.00% 1/28/09                               SEK    150,000      19,903
       6.75% 5/5/14                                        90,000      13,475
                                                                   ----------
                                                                       33,378
                                                                   ----------
   Turkey-0.25%
   Republic of Turkey 9.875% 3/19/08               USD      5,000       5,019
                                                                   ----------
                                                                        5,019
                                                                   ----------
   Total Foreign Bonds
       (cost $455,440)                                                448,144
                                                                   ----------
   MUNICIPAL BONDS-0.98%
   California State 5.00% 2/1/33                           10,000       9,885
   Illinois State 5.10% 6/1/33                             10,000       9,889
                                                                   ----------
   Total Municipal Bonds
       (cost $20,103)                                                  19,774
                                                                   ----------
   U.S. TREASURY OBLIGATIONS-20.52%
   U.S. Treasury Bond
       3.625% 5/15/13                                      15,000      15,122
   U.S. Treasury Note
       1.25% 5/31/05                                      100,000      99,973
       2.625% 5/15/08                                     295,000     297,789
                                                                   ----------
  Total U.S. Treasury Obligations
       (cost $412,809)                                                412,884
                                                                   ----------

                                                            Diversified Income-3

Delaware VIP Trust-Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount*       Value
                                                                     (U.S. $)
REPURCHASE AGREEMENTS-16.10%
With BNP Paribas 1.08% 7/1/03
    (dated 6/30/03, collateralized by
    $104,000 U.S. Treasury Notes
    1.625% due 1/31/05,
    market value $105,157) ....................  USD      103,000  $  103,000
With Cantor Fitzgerald 1.12% 7/1/03
    (dated 6/30/03, collateralized by
    $14,500 U.S. Treasury Notes
    3.00% due 2/29/04,
    market value $14,891
    and $64,400 U.S. Treasury Notes
    5.25% due 5/15/04,
    market value $67,214) .....................            80,500      80,500
With J. P. Morgan Securities 1.07% 7/1/03
    (dated 6/30/03, collateralized by
    $36,300 U.S. Treasury Notes
    11.875% due 11/15/03,
    market value $38,305) .....................  USD       37,500      37,500
With UBS Warburg 1.08% 7/1/03
    (dated 6/30/03, collateralized by
    $103,000 U.S. Treasury Notes
    2.125% due 8/31/04,
    market value $105,260) ....................           103,000     103,000
                                                                   ----------
Total Repurchase Agreements
    (cost $324,000) ...........................                       324,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-120.52% (cost $2,426,240) .......  2,425,303

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(20.52%) .........   (412,891)++
                                                                   ----------
NET ASSETS APPLICABLE TO 235,296 SHARES OUTSTANDING-100.00% ...... $2,012,412
                                                                   ==========

NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES
   STANDARD CLASS ($2,012,403 / 235,295 SHARES) ...................     $8.55
                                                                        =====
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES
   SERVICE CLASS ($8.55 / 1 SHARE) ................................     $8.55
                                                                        =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) ... $2,000,017
Undistributed net investment income***                                  6,711
Accumulated net realized gain on investments                            6,756
Net unrealized depreciation of investments and foreign currencies      (1,072)
                                                                   ----------
Total net assets ................................................. $2,012,412
                                                                   ==========

----------
*Principal amount is stated in the currency in which each bond is denominated:

AUD-Australian Dollar
EUR-European Monetary Unit
JPY-Japanese Yen
NOK-Norwegian Kroner
NZD-New Zealand Dollar
PLZ-Polish Zloty
SEK-Swedish Krona
USD-U.S. Dollar

**   Step coupon bond.

*** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #8 in "Notes to Financial Statements."

+    Non-income producing security. Security is currently in default.

++ Of this amount, $76,516 represents receivable for securities sold and $534,365 represents payable for securities purchased at June 30, 2003.

^ Zero coupon bond. The interest rate shown is the yield at the time of purchase.

SLMA-Student Loan Marketing Association

                             See accompanying notes

                                                            Diversified Income-4

Delaware VIP Trust-
Delaware VIP Diversified Income Series
Statement of Operations
Period May 16, 2003* to June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ........................................................       $10,097
                                                                        -------
EXPENSES:
Management fees .................................................         1,546
Custodian fees ..................................................           925
Reports to shareholders .........................................            85
Accounting and administration expenses ..........................            71
Professional fees ...............................................            50
Dividend disbursing and transfer agent fees and expenses ........            20
Registration fees ...............................................            15
Other ...........................................................           100
                                                                        -------
                                                                          2,812
Less expenses absorbed or waived ................................          (904)
Less expenses paid indirectly ...................................            (6)
                                                                        -------
Total expenses ..................................................         1,902
                                                                        -------

NET INVESTMENT INCOME ...........................................         8,195
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ..................................................         7,784
   Foreign currencies ...........................................        (2,512)
                                                                        -------
Net realized gain ...............................................         5,272

Net change in unrealized appreciation / depreciation
   of investments and foreign currencies ........................        (1,072)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ...........................         4,200
                                                                        -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................................       $12,395
                                                                        =======

*Commencement of operations.

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Diversified Income Series
Statement of Changes in Net Assets

                                                                     5/16/03*
                                                                        to
                                                                     6/30/03
                                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................................      $    8,195
Net realized gain on investments and
   foreign currencies ........................................           5,272
Net change in unrealized appreciation / depreciation of
   investments and foreign currencies ........................          (1,072)
                                                                    ----------
Net increase in net assets resulting from operations .........          12,395
                                                                    ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ............................................       2,000,008
   Service Class .............................................               9
                                                                    ----------
Increase in net assets derived from capital
   share transactions ........................................       2,000,017
                                                                    ----------

NET INCREASE IN NET ASSETS ...................................       2,012,412

NET ASSETS:
   Beginning of period .......................................               -
                                                                    ----------
   End of period .............................................      $2,012,412
                                                                    ==========
*Commencement of operations.

                             See accompanying notes

                                                            Diversified Income-5

Delaware VIP Trust-Delaware VIP Diversified Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                              Delaware VIP Diversified Income Series Standard Class
                                                                                                    5/16/03(1)
                                                                                                        to
                                                                                                     6/30/03
                                                                                                   (Unaudited)
                                                                                                   -----------
Net asset value, beginning of period .......................................................          $8.500

Income from investment operations:
Net investment income(2) ...................................................................           0.037
Net realized and unrealized gain on investments and foreign currencies .....................           0.013
Total from investment operations ...........................................................           0.050

Net asset value, end of period .............................................................          $8.550

Total return(3) ............................................................................           0.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................................................          $2,012
Ratio of expenses to average net assets ....................................................           0.80%
Ratio of expenses to average net assets prior to expense limitation and
   expenses paid indirectly ................................................................           1.18%
Ratio of net investment income to average net assets .......................................           3.45%
Ratio of net investment income to average net assets prior to expense
   limitation and expenses paid indirectly .................................................           3.07%
Portfolio turnover .........................................................................            284%
----------
(1)  Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)  The average shares outstanding method has been applied for per share information.
(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

As of June 30, 2003, the Delaware VIP Diversified Income Series Service Class had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

                             See accompanying notes

                                                            Diversified Income-6

Delaware VIP Trust-Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1.   Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid ~and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $6 for the period ended June 30, 2003. The expense paid under the above arrangement is included under other on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                            Diversified Income-7

Delaware VIP Trust-Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC pays DIAL a portion of the management fee based on the portion of foreign assets in the portfolio. The Series does not pay any fees directly to DIAL.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                       Dividend disbursing,          Other
                    Investment         transfer agent fees,        expenses
                    management              accounting              payable
                 fee payable to         and other expenses          to DMC
                       DMC                payable to DSC        and affiliates
                 --------------        -------------------      --------------
                      $642                      $91                  $865

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.   Investments
For the period ended June 30, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

     Purchases ...........................      $ 2,603,888
     Sales ...............................      $   950,269

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate          Aggregate
        Cost of         unrealized         unrealized         Net unrealized
      investments      appreciation       depreciation         depreciation
      -----------      ------------       ------------        --------------
      $2,427,112          $14,913           $(16,722)            $(1,809)

4.   Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. There were no distributions for the period ended June 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..................................   $2,000,017
Undistributed ordinary income ..................................        6,711
Undistributed net realized capital gain on investments .........        7,628
Unrealized depreciation of investments and foreign currencies ..       (1,944)
                                                                   ----------
Net assets .....................................................   $2,012,412
                                                                   ==========

                                                            Diversified Income-8

Delaware VIP Trust-Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

5.   Capital Shares
Transactions in capital shares were as follows:
                                                 Period*
                                                  Ended
                                                 6/30/03
                                                 -------
Shares sold:
   Standard Class ............................   235,295
   Service Class .............................         1
                                                 -------
Net increase .................................   235,296
                                                 =======

*Commenced operations on May 16, 2003.

6.   Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7.   Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2003.

8.   Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                                                            Diversified Income-9

Delaware VIP Trust-Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

8.   Credit and Market Risk (continued)
The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9.   Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                           Diversified Income-10

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Statement of Net Assets**
June 30, 2003 (Unaudited)

                                                        Number of      Market
                                                          Shares       Value
                                                                      (U.S. $)
   COMMON STOCK-95.66%
   Brazil-12.20%
   Aracruz Celulose ADR .........................           5,262 $   110,818
   Cia Vale do Rio Doce ADR .....................           6,600     195,756
   Companhia Siderurgica Nacional ...............       9,700,000     240,015
   Empresa Brasiliera de Aeronautica ADR ........          13,854     264,612
   Gerdau Metalurgica ...........................          12,656     152,498
   Petroleo Brasileiro Petrobras ................           5,273      93,550
   Votorantim Celulose Papel ADR ................           8,500     164,390
                                                                   ----------
                                                                    1,221,639
                                                                   ----------
   Chile-0.92%
   Administradora de Fonfos de Pensiones
   Provida ADR ..................................           3,829      92,011
                                                                   ----------
                                                                       92,011
                                                                   ----------
   China-8.48%++
   Beijing Capital International Airport ........         684,000     166,655
   Chaoda Modern Agriculture ....................       1,008,000     174,503
   Guangshen Railway ............................         742,000     132,260
   Yanzhou Coal Mining Class H ..................         432,000     200,816
   Zhejiang Expressway ..........................         422,000     174,522
                                                                   ----------
                                                                      848,756
                                                                   ----------
   Croatia-2.15%
   Pliva GDR ....................................          15,595     215,211
                                                                   ----------
                                                                      215,211
                                                                   ----------
   Czechoslovakia-0.87%
   CEZ ..........................................          22,734      87,317
                                                                   ----------
                                                                       87,317
                                                                   ----------
   Egypt-1.56%
   MobiNil-Egyptian Mobile Services .............          17,512     156,158
                                                                   ----------
                                                                      156,158
                                                                   ----------
   Estonia-3.06%
   Eesti Telekom GDR ............................           2,043      49,390
  #Eesti Telekom GDR 144A .......................           4,091     101,473
   Hansabank ....................................           7,563     155,026
                                                                   ----------
                                                                      305,889
                                                                   ----------
   Hungary-1.70%
  #Gedeon Richter GDR 144A ......................           1,214      85,632
  +OTP Bank .....................................           8,708      84,126
                                                                   ----------
                                                                      169,758
                                                                   ----------
   India-5.59%
   Gas Authority of India GDR ...................          10,159     143,242
  #Gas Authority of India GDR 144A ..............          10,187     145,210
  +ICICI Bank ADR ...............................          21,712     157,846
   Videsh Sanchar Nigam ADR .....................          21,426     113,558
                                                                   ----------
                                                                      559,856
                                                                   ----------
   Indonesia-2.75%
   Astra Agro Lestari ...........................         581,000      98,594
   Hanjaya Mandala Sampoerna ....................         350,500     176,312
                                                                   ----------
                                                                      274,906
                                                                   ----------
   Israel-1.36%
  +Bank Hapoalim ................................          64,130     136,150
                                                                   ----------
                                                                      136,150
                                                                   ----------
   Malaysia-2.89%
   IOI ..........................................         102,000     153,000
  +PLUS Expressways .............................         213,000     136,208
                                                                   ----------
                                                                      289,208
                                                                   ----------

                                                        Number of      Market
                                                         Shares         Value
                                                                      (U.S. $)
   COMMON STOCK (continued)
   Mexico-6.29%
   Cemex de C.V. ................................          48,425 $   216,481
   Grupo Continental ............................          69,300     108,697
   Grupo Elektra de C.V. ........................          32,560      99,923
   Telefonos de Mexico de C.V. ADR ..............           5,700     179,094
   Tenaris ......................................          10,152      25,906
                                                                   ----------
                                                                      630,101
                                                                   ----------
   Poland-1.24%
   Bank Pekao ...................................           4,815     124,580
                                                                   ----------
                                                                      124,580
                                                                   ----------
   Republic of Korea-14.36%
   Hyundai Motor ................................           8,820     233,329
   Kookmin Bank .................................           7,550     227,543
   KT ADR .......................................          13,227     260,704
  #KT&G GDR 144A ................................          30,696     253,242
   POSCO ........................................               1         104
   POSCO ADR ....................................          10,269     268,946
   Samsung Electronics ..........................             650     193,177
                                                                   ----------
                                                                    1,437,045
                                                                   ----------
   Russia-3.20%
   LUKOIL ADR ...................................           2,366     186,914
   YUKOS ADR ....................................           2,393     133,170
                                                                   ----------
                                                                      320,084
                                                                   ----------
   South Africa-16.41%
   ABSA Group ...................................          28,785     134,688
   African Bank Investments .....................         184,730     152,507
   Alexander Forbes .............................         103,276     151,270
   Aspen Pharmacare Holdings ....................         114,856     118,526
   Impala Platinum Holdings .....................           2,429     144,252
   Kumba Resources ..............................          24,512      98,244
   Nampak .......................................          99,640     161,202
   Network Healthcare Holdings ..................         237,915     109,612
   Sanlam .......................................          80,584      75,112
   Sappi ........................................           9,739     117,101
   Sasol ........................................          22,140     246,311
  +Telkom South Africa ..........................          25,843     133,344
                                                                   ----------
                                                                    1,642,169
                                                                   ----------
   Taiwan-6.59%
   Asustek Computer .............................          86,000     217,422
   China Steel GDR ..............................          10,423     140,711
   President Chain Store ........................         126,108     169,431
  +Yageo GDR ....................................          99,551     132,403
                                                                   ----------
                                                                      659,967
                                                                   ----------
   Thailand-4.04%
   PTT Public Company ...........................         125,800     198,994
   Thai Union Frozen Products
     Public Company .............................         329,400     205,679
                                                                   ----------
                                                                      404,673
                                                                   ----------
   Total Common Stock
       (cost $8,174,750) ........................                   9,575,478
                                                                   ----------


                                                              Emerging Markets-1

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                         Amount        Value
                                                                      (U.S. $)
REPURCHASE AGREEMENTS-4.06%
With BNP Paribas 1.08% 7/1/03
   (dated 6/30/03, collateralized by
   $130,000 U.S. Treasury Notes
   1.625% due 1/31/05, market
   value $131,771) ..............................        $129,100    $129,100
With Cantor Fitzgerald 1.12%
   7/1/03 (dated 6/30/03, collateralized
   by $18,230 U.S. Treasury Notes
   3.00% due 2/29/04, market value
   $18,659 and $80,680 U.S. Treasury
   Notes 5.25% due 5/15/04,
   market value $84,225) ........................         100,850     100,850
With J. P. Morgan Securities 1.07%
   7/1/03 (dated 6/30/03, collateralized
   by $45,480 U.S. Treasury Notes
   11.875% due 11/15/03, market
   value $48,000) ...............................          46,950      46,950
With UBS Warburg 1.08% 7/1/03
   (dated 6/30/03, collateralized by
   $129,400 U.S. Treasury Notes
   2.125% due 8/31/04, market
   value $131,900) ..............................         129,100     129,100
                                                                  -----------
Total Repurchase Agreements
   (cost $406,000) ..............................                     406,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES-99.72% (cost $8,580,750) .......   9,981,478

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.28% ...........      27,888
                                                                  -----------

NET ASSETS APPLICABLE TO 1,275,067 SHARES OUTSTANDING-100.00% ... $10,009,366
                                                                  ===========

NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES
   STANDARD CLASS ($9,930,147 / 1,264,984 SHARES) ...............       $7.85
                                                                        =====

NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES
   SERVICE CLASS ($79,219 / 10,083 SHARES) ......................       $7.86
                                                                        =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) .. $12,076,169
Undistributed net investment income* ............................     140,532
Accumulated net realized loss on investments ....................  (3,610,280)
Net unrealized appreciation of investments and foreign currencies   1,402,945
                                                                  -----------
Total net assets                                                  $10,009,366
                                                                  ===========

  +Non-income producing security for the period ended June 30, 2003.

++Hong Kong listed securities.

 #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note #8 in "Notes to Financial Statements".
  *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 **Securities have been classified by country of origin. Classification by type of business has been presented in Note #9 to the Financial Statements.

     ADR - American Depositary Receipts
     GDR - Global Depositary Receipts

                             See accompanying notes


                                                              Emerging Markets-2

Delaware VIP Trust-
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends .................................................     $   274,962
Interest ..................................................           1,879
Foreign tax withheld ......................................         (17,851)
                                                                -----------
                                                                    258,990
EXPENSES:
Management fees ...........................................          72,068
Custodian fees ............................................           9,242
Accounting and administration expenses ....................           2,720
Reports and statements to shareholders ....................           1,222
Professional fees .........................................             850
Dividend disbursing and transfer agent fees and expenses ..             597
Trustees' fees ............................................             475
Distribution expense-Service Class ........................             444
Other .....................................................           1,574
                                                                -----------
                                                                     89,192
Less expenses absorbed or waived ..........................          (2,312)
Less waived distribution expenses-Service Class ...........             (19)
Less expenses paid indirectly .............................            (138)
                                                                -----------
Total expenses ............................................          86,723
                                                                -----------

NET INVESTMENT INCOME .....................................         172,267

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments ...............................................        (160,024)
Foreign currencies ........................................         (21,175)
                                                                -----------
Net realized loss .........................................        (181,199)
Net change in unrealized appreciation / depreciation
     of investments and foreign currencies ................       1,826,406
                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES .....................       1,645,207
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................      $1,817,474
                                                                ===========

See accompanying notes

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

                                                       Six Months      Year
                                                     Ended 6/30/03    Ended
                                                      (Unaudited)    12/31/02
                                                     -------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...........................   $   172,267    $  437,532
Net realized loss on investments
   and foreign currencies .......................      (181,199)     (924,302)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...........................     1,826,406       924,491
                                                    -----------    ----------
Net increase in net assets resulting
   from operations ..............................     1,817,474       437,721
                                                    -----------    ----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (350,352)     (352,450)
   Service Class ................................       (17,011)      (22,689)
                                                    -----------    ----------
                                                       (367,363)     (375,139)
                                                    -----------    ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................       440,805     5,060,976
   Service Class ................................     2,013,887     4,917,858
Net asset value of shares issued
   upon reinvestment of dividends
   and distributions:
   Standard Class ...............................       350,352       352,450
   Service Class ................................        17,011        22,689
                                                    -----------    ----------
                                                      2,822,055    10,353,973
                                                    -----------    ----------
Cost of shares repurchased:
   Standard Class ..............................     (4,972,433)   (4,913,827)
   Service Class ...............................     (2,593,249)   (4,840,602)
                                                    -----------    ----------
                                                     (7,565,682)   (9,754,429)
                                                    -----------    ----------
Increase (decrease) in net assets derived
   from capital share transactions .............     (4,743,627)      599,544
                                                    -----------    ----------

NET INCREASE (DECREASE) IN
   NET ASSETS ..................................     (3,293,516)      662,126

NET ASSETS:
Beginning of period ............................     13,302,882    12,640,756
                                                    -----------   -----------
End of period ..................................    $10,009,366   $13,302,882
                                                    ===========   ===========

                             See accompanying notes

                                                              Emerging Markets-3

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        Delaware VIP Emerging Markets Series Standard Class

                                             Six Months
                                               Ended
                                             6/30/03(1)                        Year Ended December 31,
                                            (Unaudited)       2002         2001         2000         1999         1998
                                            ---------------------------------------------------------------------------
Net asset value, beginning of period ......   $6.770        $6.610       $6.310       $8.400       $5.810       $8.880

Income (loss) from investment operations:
Net investment income(2) ..................    0.102         0.215        0.199        0.116        0.126        0.171
Net realized and unrealized gain (loss)
   on investments and foreign currencies ..    1.188         0.137        0.133       (2.064)       2.597       (2.991)
                                              ------        ------       ------       ------       ------       ------
Total from investment operations ..........    1.290         0.352        0.332       (1.948)       2.723       (2.820)
                                              ------        ------       ------       ------       ------       ------

Less dividends and distributions from:
Net investment income .....................   (0.210)       (0.192)      (0.032)      (0.142)      (0.133)      (0.030)
Net realized gain on investments ..........        -             -            -            -            -       (0.220)
                                              ------        ------       ------       ------       ------       ------
Total dividends and distributions .........   (0.210)       (0.192)      (0.032)      (0.142)      (0.133)      (0.250)
                                              ------        ------       ------       ------       ------       ------

Net asset value, end of period ............   $7.850        $6.770       $6.610       $6.310       $8.400       $5.810
                                              ======        ======       ======       ======       ======       ======

Total return(3) ...........................   19.75%         5.17%        5.28%      (23.60%)      48.28%      (32.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...   $9,930       $12,651      $12,071      $12,148      $13,349       $5,356
Ratio of expenses to average net assets ...    1.50%         1.43%        1.45%        1.52%        1.47%        1.50%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly ...............    1.54%         1.46%        1.45%        1.68%        1.53%        1.67%
Ratio of net investment income to
   average net assets .....................    2.99%         3.15%        3.04%        1.55%        1.88%        2.34%
Ratio of net investment income to
   average net assets prior to expense
    limitation and expenses paid
    indirectly ............................    2.95%         3.12%        3.04%        1.37%        1.82%        2.17%
Portfolio turnover ........................      72%           39%          41%          19%          20%          38%

--------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                              Emerging Markets-4

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                               Delaware VIP Emerging Markets Series Service Class
                                                              Six Months
                                                                Ended                                  5/1/00(2)
                                                              6/30/03(1)   Year Ended December 31,        to
                                                             (Unaudited)     2002         2001         12/31/00
                                                             ----------------------------------------------------
Net asset value, beginning of period .......................   $6.770      $6.610       $6.310           $7.540

Income (loss) from investment operations:
Net investment income(3) ...................................    0.096       0.204        0.189            0.064
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..................................    1.193       0.138        0.135           (1.294)
                                                               ------      ------       ------           ------
Total from investment operations ...........................    1.289       0.342        0.324           (1.230)
                                                               ------      ------       ------           ------

Less dividends and distributions from:
Net investment income ......................................   (0.199)     (0.182)      (0.024)               -
Net realized gain on investments ...........................        -           -            -                -
                                                               ------      ------       ------           ------
Total dividends and distributions ..........................   (0.199)     (0.182)      (0.024)               -
                                                               ------      ------       ------           ------

Net asset value, end of period .............................   $7.860      $6.770       $6.610           $6.310
                                                               ======      ======       ======           ======

Total return(4) ............................................   19.69%       5.03%        5.15%          (16.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................      $79        $652         $570              $45
Ratio of expenses to average net assets ....................    1.68%       1.58%        1.60%            1.67%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................    1.74%       1.61%        1.60%            1.90%
Ratio of net investment income to average net assets .......    2.81%       3.00%        2.89%            1.37%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid
    indirectly .............................................    2.75%       2.97%        2.89%            1.10%
Portfolio turnover .........................................      72%         39%          41%              19%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                              Emerging Markets-5

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2003 ~(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $138 for the six months ended June 30, 2003. The expense paid under the above arrangement is included under other on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                              Emerging Markets-6

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DIAL has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                               Dividend disbursing,
                Investment     transfer agent fees,
                management         accounting           Other expenses
              fee payable to    and other expenses     payable to DIAL
                   DIAL          payable to DSC         and affiliates
              --------------   -------------------     ----------------
                  $9,812             $525                    $530

Certain officers of DIAL, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..........................          $4,016,097
Sales ..............................          $8,876,660

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate        Aggregate
     Cost of             unrealized        unrealized    Net unrealized
   investments          appreciation      depreciation    appreciation
   -----------          -------------     -------------  ---------------
   $8,650,643             $1,618,792        $(287,957)     $1,330,835

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                              Six Months     Year
                                                Ended        Ended
                                               6/30/03*     12/31/02
                                              ----------   ----------
Ordinary income ....................           $367,363     $375,139

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.



                                                              Emerging Markets-7

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .....................   $12,076,169
Undistributed ordinary income .....................       140,532
Net realized capital losses on investments ........      (615,496)
Capital loss carryforwards ........................    (2,924,891)
Unrealized appreciation of investments
   and foreign currencies .........................     1,333,052
Net assets ........................................   $10,009,366

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $226,403 expires in 2006, $58,465 expires in 2007, $2,097,806 expires in 2008 and $542,217 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                         Six Months    Year
                                                           Ended       Ended
                                                          6/30/03     12/31/02
                                                         ----------  ---------
Shares sold:
   Standard Class ...................................      63,657     715,076
   Service Class ....................................     301,635     690,134

Shares issued upon reinvestment of dividends and
 distributions:
   Standard Class ...................................      54,572      49,363
   Service Class ....................................       2,646       3,173
                                                       ----------  ----------
                                                          422,510   1,457,746
                                                       ----------  ----------
Shares repurchased:
   Standard Class ...................................    (721,991)   (721,590)
   Service Class ....................................    (390,495)   (683,196)
                                                       (1,112,486) (1,404,786)
                                                       ----------  ----------
Net increase (decrease) .............................    (689,976)     52,960
                                                       ==========  ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2003.

                                                              Emerging Markets-8

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a countrys balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. Industry Allocation
As of June 30, 2003, the Series' investment securities classified by type of business were as follows:

Industry                                     Percentage of net assets
--------                                     ------------------------

Automobiles & Components                             2.33%
Banking & Finance                                   14.15%
Building & Materials                                22.09%
Capital Goods                                        2.64%
Electronic & Electrical Equipment                    3.25%
Energy                                               8.84%
Food, Beverage & Tobacco                            11.69%
Healthcare & Pharmaceuticals                         5.29%
Insurance                                            0.75%
Retail                                               2.69%
Technology                                           2.17%
Telecommunications                                   9.93%
Transportation                                       6.09%
Utilities                                            3.75%
                                                    ------
                                                    95.66%
                                                    ======

10. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                              Emerging Markets-9

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Net Assets***
June 30, 2003 (Unaudited)

                                                                       Market
                                                        Principal      Value
                                                         Amount*     (U.S. $)
BONDS-98.03%
Australia-4.54%
New South Wales Treasury
   8.00% 3/1/08 ..............................   AUD    2,400,000 $ 1,820,490
Queensland Treasury
   6.00% 7/14/09 .............................          1,500,000   1,058,759
   6.00% 6/14/11 .............................          3,200,000   2,261,433
Telstra 6.375% 6/29/11 .......................   EUR      500,000     659,784
                                                                   ----------
                                                                    5,800,466
                                                                   ----------
Austria-2.43%
Republic of Austria
   5.25% 1/4/11 ..............................   EUR    1,900,000   2,426,256
   7.25% 5/3/07 ..............................   DEM    1,000,000     679,380
                                                                   ----------
                                                                    3,105,636
                                                                   ----------
Belgium-1.44%
Kingdom of Belgium 5.75% 9/28/10 .............   EUR    1,400,000   1,837,429
                                                                   ----------
                                                                    1,837,429
                                                                   ----------
Finland-4.44%
Republic of Finland 5.00% 4/25/09 ............   EUR    4,500,000   5,665,512
                                                                   ----------
                                                                    5,665,512
                                                                   ----------
France-5.09%
Government of France
   4.00% 10/25/09 ............................   EUR    1,500,000   1,787,120
   5.50% 10/25/07 ............................          3,000,000   3,806,780
   5.50% 4/25/10 .............................            700,000     903,522
                                                                   ----------
                                                                    6,497,422
                                                                   ----------
Germany-11.56%
Deutschland Republic
   4.75% 7/4/28 ..............................   EUR      700,000     807,703
   5.00% 7/4/11 ..............................          1,000,000   1,258,711
   6.25% 1/4/24 ..............................          1,500,000   2,092,868
   6.50% 10/14/05 ............................          3,100,000   3,889,352
Kredit Fuer Wiederaufbau
   5.25% 7/4/12 ..............................            850,000   1,090,340
Muenchener Hypotheken
   5.00% 1/16/12 .............................          4,500,000   5,615,114
                                                                   ----------
                                                                   14,754,088
                                                                   ----------
Greece-2.07%
Hellenic Republic 6.30% 1/29/09 ..............   EUR    2,000,000   2,644,306
                                                                   ----------
                                                                    2,644,306
                                                                   ----------
Italy-4.19%
Republic of Italy 3.75% 6/8/05 ...............   JPY  600,000,000   5,350,511
                                                                   ----------
                                                                    5,350,511
                                                                   ----------
Netherlands-7.28%
Baden Wurt L - Finance
   6.625% 8/20/03 ............................   DEM      700,000     413,317
Bank Nederlandse Gemeenten
   5.625% 10/25/10 ...........................   EUR    1,600,000   2,077,567
DSL Finance
   5.75% 3/19/09 .............................   DEM    1,000,000     658,594
   6.00% 2/21/06 .............................          1,400,000     893,759
Netherlands Government
   5.50% 7/15/10 .............................   EUR    3,560,000   4,602,821
RWE Finance 6.125% 10/26/12 ..................            500,000     647,352
                                                                   ----------
                                                                    9,293,410
                                                                   ----------

                                                                      Market
                                                        Principal      Value
                                                         Amount*      (U.S. $)
BONDS (continued)
New Zealand-9.24%
New Zealand Government
   6.00% 11/15/11 ............................   NZD   15,400,000 $ 9,422,512
   7.00% 7/15/09 .............................          3,100,000   1,987,951
   8.00% 11/15/06 ............................            600,000     384,067
                                                                  -----------
                                                                   11,794,530
                                                                  -----------
Norway-3.86%
Kingdom of Norway
   6.00% 5/16/11 .............................   NOK   10,000,000   1,511,554
   6.50% 5/15/13 .............................         12,000,000   1,895,228
   6.75% 1/15/07 .............................         10,000,000   1,516,957
                                                                  -----------
                                                                    4,923,739
                                                                  -----------
Poland-4.74%
Poland Government
   5.00% 10/24/13 ............................  PLZ    10,000,000   2,553,677
   6.00% 11/24/09 ............................          6,300,000   1,704,976
   8.50% 11/12/06 ............................          6,300,000   1,789,786
                                                                  -----------
                                                                    6,048,439
                                                                  -----------
Spain-4.49%
Kingdom of Spain 3.10% 9/20/06 ...............  JPY    630,000,000  5,736,649
                                                                  -----------
                                                                    5,736,649
                                                                  -----------
Supranational-12.81%
Inter-American Development Bank
   1.90% 7/8/09 ..............................  JPY    692,000,000  6,248,648
International Bank Reconstruction
   & Development
   4.75% 12/20/04 ............................        380,000,000   3,383,261
   5.25% 1/12/09 .............................  USD     1,700,000   1,918,923
International Finance Corporation
   6.75% 7/15/09 .............................  NZD     7,720,000   4,815,035
                                                                  -----------
                                                                   16,365,867
                                                                  -----------
Sweden-10.87%
Swedish Government
   Series 1041 6.75% 5/5/14 ..................  SEK    28,900,000   4,327,092
   Series 1043 5.00% 1/28/09 .................         35,000,000   4,643,875
   Series 1044 3.50% 4/20/06 .................          1,000,000     126,105
   Series 1046 5.50% 10/8/12 .................         35,000,000   4,775,836
                                                                  -----------
                                                                   13,872,908
                                                                  -----------
United States-8.98%
KFW International Finance
   1.00% 12/20/04 ............................   JPY  384,000,000   3,241,881
U.S. Treasury Note
   4.75% 11/15/08 ............................   USD    3,400,000   3,770,151
   4.875% 2/15/12 ............................          4,000,000   4,447,504
                                                                  -----------
                                                                   11,459,536
                                                                  -----------

Total Bonds (cost $114,348,348) ..............                    125,150,448
                                                                  -----------


                                                                 Global Bond-1

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-98.03% (cost $114,348,348) ...... $125,150,448

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.97% ............    2,518,584
                                                                   ------------

NET ASSETS APPLICABLE TO 9,900,356 SHARES OUTSTANDING-100.00% .... $127,669,032
                                                                   ============

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES
   STANDARD CLASS ($127,661,714 / 9,899,789 SHARES) ..............       $12.90
                                                                         ======
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES
   SERVICE CLASS ($7,318 / 567.474 SHARES) .......................       $12.90
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) ... $110,033,531
Undistributed net investment income** ............................    2,426,959
Accumulated net realized gain on investments .....................    4,342,317
Net unrealized appreciation of investments and foreign
   currencies ....................................................   10,866,225
                                                                   ------------
Total net assets ................................................. $127,669,032
                                                                   ============

-----------
  *Principal amount is stated in the currency in which each bond is denominated.
   AUD - Australian Dollar
   DEM - German Mark
   EUR - European Monetary Unit
   JPY - Japanese Yen
   NZD - New Zealand Dollar
   NOK - Norwegian Kroner
   PLZ - Polish Zloty
   SEK - Swedish Krona
   USD - U.S. Dollar

-------------

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of issuance.

                             See accompanying notes


                                                                 Global Bond-2

Delaware VIP Trust-Delaware VIP Global Bond Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ..................................................         $ 2,264,913
                                                                    -----------
EXPENSES:
Management fees ...........................................             435,071
Accounting and administration expenses ....................              25,551
Custodian fees ............................................               8,250
Registration fees .........................................               5,824
Dividend disbursing and transfer agent
   fees and expenses ......................................               5,801
Professional fees .........................................               4,292
Reports and statements to shareholders ....................               3,263
Trustees' fees ............................................               1,600
Distribution expense-Service Class ........................                   7
Other .....................................................               3,712
                                                                    -----------
                                                                        493,371
Less waived distribution expenses-Service Class ...........                  (1)
Less expenses paid indirectly .............................              (1,392)
                                                                    -----------
Total expenses ............................................             491,978
                                                                    -----------

NET INVESTMENT INCOME .....................................           1,772,935
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments ............................................           5,149,588
   Foreign currencies .....................................             215,021
                                                                    -----------
Net realized gain .........................................           5,364,609
Net change in unrealized appreciation / depreciation of
   investments and foreign currencies .....................           4,826,455
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES .....................          10,191,064
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................         $11,963,999
                                                                    ===========

                             See accompanying notes

Delaware VIP Trust-Delaware VIP Global Bond Series
Statements of Changes in Net Assets

                                                       Six Months       Year
                                                     Ended 6/30/03     Ended
                                                      (Unaudited)     12/31/02
                                                     --------------   --------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $  1,772,935   $ 1,589,888
Net realized gain on investments
   and foreign currencies .......................       5,364,609       595,101
Net change in unrealized appreciation /
   depreciation on investments and
   foreign currencies ...........................       4,826,455     7,544,574
                                                     ------------   -----------
Net increase in net assets
   resulting from operations ....................      11,963,999     9,729,563
                                                     ------------   -----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (1,808,910)     (106,883)
   Service Class ................................             (99)          (26)
                                                     ------------   -----------
                                                       (1,809,009)     (106,909)
                                                     ------------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      40,091,205    71,855,881
   Service Class ................................               -             -
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...............................       1,808,910       106,883
   Service Class ................................              99            26
                                                     ------------   -----------
                                                       41,900,214    71,962,790
                                                     ------------   -----------
Cost of shares repurchased:
   Standard Class ...............................     (16,337,799)   (6,651,544)
   Service Class ................................               -             -
                                                     ------------   -----------
                                                      (16,337,799)   (6,651,544)
                                                     ------------   -----------

Increase in net assets derived
   from capital share transactions ..............      25,562,415    65,311,246
                                                     ------------   -----------

NET INCREASE IN NET ASSETS ......................      35,717,405    74,933,900

NET ASSETS:
   Beginning of period ..........................      91,951,627    17,017,727
                                                     ------------   -----------
   End of period ................................    $127,669,032   $91,951,627
                                                     ============   ===========


                             See accompanying notes



                                                                 Global Bond-3

Delaware VIP Trust-Delaware VIP Global Bond Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Global Bond Series Standard Class
                                                          Six Months
                                                            Ended
                                                          6/30/03(1)                       Year Ended December 31,
                                                         (Unaudited)     2002        2001(2)       2000         1999         1998
                                                         ---------------------------------------------------------------------------
Net asset value, beginning of period ..................    $11.770      $ 9.470       $9.730       $9.730      $10.680      $10.500

Income (loss) from investment operations:
Net investment income(3) ..............................      0.189        0.404        0.411        0.534        0.576        0.608
Net realized and unrealized gain (loss)
   on investments and foreign currencies ..............      1.132        1.957       (0.464)      (0.453)      (0.950)       0.182
                                                           -------      -------      -------      -------      -------      -------
Total from investment operations ......................      1.321        2.361       (0.053)       0.081       (0.374)       0.790
                                                           -------      -------      -------      -------      -------      -------

Less dividends and distributions from:
Net investment income .................................     (0.191)      (0.061)      (0.207)      (0.081)      (0.514)      (0.600)
Net realized gain on investments ......................          -            -            -            -       (0.062)      (0.010)
                                                           -------      -------      -------      -------      -------      -------
Total dividends and distributions .....................     (0.191)      (0.061)      (0.207)      (0.081)      (0.576)      (0.610)
                                                           -------      -------      -------      -------      -------      -------

Net asset value, end of period ........................    $12.900      $11.770       $9.470       $9.730      $ 9.730      $10.680
                                                           =======      =======      =======      =======      =======      =======

Total return(4) .......................................     11.39%       25.09%       (0.48%)       0.86%       (3.60%)       7.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............   $127,662      $91,945      $17,012      $16,463      $20,231      $21,711
Ratio of expenses to average net assets ...............      0.85%        0.81%        0.85%        0.85%        0.85%        0.83%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ....      0.85%        0.81%        1.11%        0.95%        0.85%        0.92%
Ratio of net investment income to average net assets ..      3.07%        3.76%        4.34%        5.75%        5.64%        5.83%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly .........................................      3.07%         3.76%       4.08%        5.65%        5.64%        5.74%
Portfolio turnover ....................................        83%           49%         51%          39%         100%          79%


----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   Global Bond-4

Delaware VIP Trust-Delaware VIP Global Bond Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          Delaware VIP Global Bond Series Service Class
                                                       Six Months
                                                         Ended                                   5/1/00(3)
                                                       6/30/03(1)       Year Ended December 31,     to
                                                      (Unaudited)         2002        2001(2)   12/31/00
                                                      ---------------------------------------------------

Net asset value, beginning of period..................     $11.770       $9.460       $9.730       $9.180

Income (loss) from investment operations:
Net investment income(4)..............................       0.176        0.389        0.397        0.346
Net realized and unrealized gain (loss)
   on investments and foreign currencies..............       1.130        1.968       (0.470)       0.204
                                                           -------      -------      -------      -------
Total from investment operations......................       1.306        2.357       (0.073)       0.550
                                                           -------      -------      -------      -------

Less dividends and distributions from:
Net investment income.................................      (0.176)      (0.047)      (0.197)           -
Net realized gain on investments......................           -            -            -            -
                                                           -------      -------      -------      -------
Total dividends and distributions.....................      (0.176)      (0.047)      (0.197)           -
                                                           -------      -------      -------      -------

Net asset value, end of period........................     $12.900      $11.770       $9.460       $9.730
                                                           =======      =======      =======      =======

Total return(5).......................................      11.25%       25.04%       (0.70%)       5.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...............          $7           $7           $5           $5
Ratio of expenses to average net assets...............       1.03%        0.96%        1.00%        1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses  paid indirectly...       1.05%        0.96%        1.26%        1.16%
Ratio of net investment income to average net assets..       2.89%        3.61%        4.19%        5.65%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly.........................................       2.87%        3.61%        3.93%        5.49%
Portfolio turnover....................................         83%          49%          51%          39%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057, and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                 Global Bond-5

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,392 for the six months ended June 30, 2003. The expense paid under the above arrangement is included under other on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".
                                                                 Global Bond-6

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next ~$1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DIAL has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                       Dividend disbursing,          Other
                    Investment         transfer agent fees,        expenses
                    management              accounting              payable
                  fee payable to        and other expenses          to DIAL
                       DIAL               payable to DSC        and affiliates
                  --------------       --------------------     --------------
                     $81,731                  $6,647                $3,876

Certain officers of DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases....................................      $65,973,595
   Sales........................................      $44,873,042

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate           Aggregate
          Cost of          unrealized         unrealized        Net unrealized
        investments       appreciation       depreciation        appreciation
        -----------       ------------       ------------        ------------
       $114,869,674        $11,452,685        $(1,171,911)        $10,280,774

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                       Six Months      Year
                                                         Ended         Ended
                                                        6/30/03*      12/31/02
                                                       ----------     --------
Ordinary income.....................................   $1,809,009     $106,909

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                                 Global Bond-7

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest......................   $110,033,531
Undistributed ordinary income......................      6,347,767
Undistributed net realized capital gain
   on investments..................................      1,193,407
Capital loss carryforwards.........................       (170,373)
Unrealized appreciation of investments
   and foreign currencies..........................     10,264,700
                                                      ------------
Net assets.........................................   $127,669,032
                                                      ============
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $132,528 expires in 2008 and $37,845 expires in 2009.

5. Capital Shares
Transactions in capital shares were as follows:
                                                       Six Months       Year
                                                          Ended        Ended
                                                         6/30/03      12/31/02
                                                       ----------     --------
Shares sold:
   Standard Class...................................    3,261,608    6,631,149
   Service Class....................................            -            -

Shares issued upon reinvestment of dividends and
   distributions:
   Standard Class...................................      154,213       11,334
   Service Class....................................            8            2
                                                       ----------   ----------
                                                        3,415,829    6,642,485
                                                       ----------   ----------
Shares repurchased:
   Standard Class...................................   (1,324,865)    (630,884)
   Service Class....................................            -            -
                                                       ----------   ----------
                                                       (1,324,865)    (630,884)
                                                       ----------   ----------
Net increase                                            2,090,964    6,011,601
                                                       ==========   ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


                                                                 Global Bond-8

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

7. Foreign Exchange Contracts (continued)
The following forward foreign currency exchange contracts were outstanding at June 30, 2003:

             Contracts                In Exchange    Settlement    Unrealized
             to Receive                   For           Date      Appreciation
             ----------               -----------    ----------   ------------
   142,086 European Monetary Units     $162,263        7/2/03         $902

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                 Global Bond-9

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                         Number of     Market
                                                          Shares       Value
   COMMON STOCK-96.26%
   Banking & Finance4.79%
   Lehman Brothers Holdings....................            14,000 $   930,720
   Moody's Investors Services..................            25,100   1,323,021
   TCF Financial...............................            34,800   1,386,432
                                                                  -----------
                                                                    3,640,173
                                                                  -----------
   Basic Industry/Capital Goods-2.44%
   Danaher.....................................            10,400     707,720
  +Mettler-Toledo International................            31,300   1,147,145
                                                                  -----------
                                                                    1,854,865
                                                                  -----------
   Business Services-12.62%
   Expeditors International....................            29,100   1,008,024
  +Fisher Scientific International.............            62,700   2,188,230
  +Lamar Advertising...........................            36,500   1,285,165
   Manpower....................................            26,100     968,049
  +Robert Half International...................            64,500   1,221,630
   Scripps (E.W.)..............................            19,600   1,738,912
  +United Rentals..............................            85,600   1,188,984
                                                                  -----------
                                                                    9,598,994
                                                                  -----------
   Consumer Durables-5.07%
   Centex......................................            19,500   1,516,905
   KB HOME.....................................            19,900   1,233,402
  *Lennar......................................            15,500   1,108,250
                                                                  -----------
                                                                    3,858,557
                                                                  -----------
   Consumer Non-Durables-10.98%
  +Amazon.com..................................            19,500     711,555
  +Bed Bath & Beyond...........................            44,200   1,715,402
   Cintas......................................            15,200     538,688
  +Kohl's......................................            34,500   1,772,610
   Mattel......................................            27,700     524,084
  +Staples.....................................            54,200     994,570
  +Starbucks...................................            53,200   1,304,464
  +Williams & Sonoma...........................            27,100     791,320
                                                                  -----------
                                                                    8,352,693
                                                                  -----------
   Consumer Services-14.97%
  +Brinker International.......................            42,200   1,520,044
  +Cendant.....................................           118,400   2,169,087
   Darden Restaurants..........................            11,800     223,964
  +Dollar Tree Stores..........................            39,450   1,251,749
  +Host Marriott...............................            83,900     767,685
   Marriott International Class A..............            30,000   1,152,600
  +P.F. Chang's China Bistro...................            25,800   1,269,618
  *Royal Caribbean Cruises.....................            69,900   1,618,884
  +Westwood One................................            41,600   1,411,488
                                                                  -----------
                                                                   11,385,119
                                                                  -----------
   Energy-2.17%
   Devon Energy................................            18,300     977,220
   ENSCO International.........................            25,000     672,500
                                                                  -----------
                                                                    1,649,720
                                                                  -----------

                                                        Number of      Market
                                                           Shares       Value
   COMMON STOCK (continued)
   Healthcare & Pharmaceuticals14.81%
  +AdvancePCS..................................            25,900 $   990,157
   Aetna.......................................            18,900   1,137,780
   Allergan....................................            14,900   1,148,790
   Anthem......................................            12,100     933,515
  +Biogen......................................            21,500     817,000
  +Gilead Sciences.............................            34,300   1,906,394
  +Invitrogen..................................            12,600     483,462
  +MedImmune...................................            20,300     738,311
   Mylan Laboratories..........................            17,200     598,044
  +Pharmaceutical Resources....................            15,300     744,498
  *Teva Pharmaceutical ADR.....................            15,000     853,950
  +WellPoint Health Networks...................            10,800     910,440
                                                                  -----------
                                                                   11,262,341
                                                                  -----------
   Insurance-12.17%
   Ambac Financial Group.......................            22,100   1,464,125
   Fidelity National Financial.................            61,700   1,897,892
   HCC Insurance Holdings......................            58,000   1,715,060
   MBIA........................................            39,700   1,935,375
   PartnerRe...................................            43,900   2,243,729
                                                                  -----------
                                                                    9,256,181
                                                                  -----------
   Real Estate-2.39%
   American Financial Realty...................           121,200   1,807,092
  +Corrections Corporate of America............               335       8,486
                                                                  -----------
                                                                    1,815,578
                                                                  -----------
   Technology-12.16%
  +Applied Micro Circuits......................           163,300     987,965
  +*CIENA......................................           174,997     908,234
  +Emulex......................................            32,200     733,194
  +L-3 Communications..........................            28,100   1,222,069
   Linear Technology...........................            36,100   1,162,781
  +Network Appliance...........................            46,000     745,660
  +*Novellus Systems...........................            43,600   1,596,676
  +VERITAS Software............................            25,050     718,184
  +Xilinx......................................            46,500   1,176,915
                                                                  -----------
                                                                    9,251,678
                                                                  -----------
   Transportation-1.69%
  +*Ryanair Holdings ADR.......................            28,600   1,284,140
                                                                  -----------
                                                                    1,284,140
                                                                  -----------
   Total Common Stock
   (cost $60,142,972)..........................                    73,210,039
                                                                  -----------


                                                          Growth Opportunities-1

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Statement of Net Assets (continued)

                                                        Principal     Market
                                                          Amount       Value
REPURCHASE AGREEMENTS-4.47%
With BNP Paribas 1.08% 7/1/03
 (dated 6/30/03, collateralized by
 $1,088,900 U.S. Treasury
 Notes 1.625% due 1/31/05, market
 value $1,103,502).............................        $1,081,100  $1,081,100
With Cantor Fitzgerald 1.12% 7/1/03
 (dated 6/30/03, collateralized by
 $152,600 U.S. Treasury
 Notes 3.00% due 2/29/04, market
 value $156,260 and $675,700
 U.S. Treasury Notes 5.25% due
 5/15/04, market value $705,335)...............           844,600     844,600

                                                        Principal      Market
                                                           Amount       Value
REPURCHASE AGREEMENTS (continued)
 With J. P. Morgan Securities 1.07% 7/1/03
 (dated 6/30/03, collateralized by
 $380,900 U.S. Treasury
 Notes 11.875% due 11/15/03, market
 value $401,970)...............................       $   393,200  $  393,200
 With UBS Warburg 1.08% 7/1/03
 (dated 6/30/03, collateralized by
 $1,083,700 U.S. Treasury
 Notes 2.125% due 8/31/04, market
 value $1,104,582).............................         1,081,100   1,081,100
                                                                   ----------
Total Repurchase Agreements
 (cost $3,400,000).............................                     3,400,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-100.73% (cost $63,542,972)......  76,610,039

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES-6.99% (cost $5,313,515)**......................   5,313,515

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(6.99%)**.....  (5,313,515)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.73%)..........    (553,521)
                                                                  -----------
NET ASSETS APPLICABLE TO 6,422,198 SHARES OUTSTANDING-100.00%.... $76,056,518
                                                                  ===========
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   STANDARD CLASS ($60,622,831 / 5,113,586 SHARES)...............      $11.86
                                                                       ======
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   SERVICE CLASS ($15,433,687 / 1,308,612 SHARES)................      $11.79
                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par)...$103,042,043
Accumulated net investment loss..................................    (105,900)
Accumulated net realized loss on investments..................... (39,946,692)
Net unrealized appreciation of investments.......................  13,067,067
                                                                 ------------
Total net assets.................................................$ 76,056,518
                                                                 ============

 +Non-income producing security for the period ended June 30, 2003. *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."

  ADR-American Depositary Receipts

                             See accompanying notes

                                                          Growth Opportunities-2

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends......................................      $    195,432
Interest.......................................             9,777
Security lending income........................             4,665
                                                       ----------
                                                          209,874
                                                       ----------
EXPENSES:
Management fees................................           266,862
Accounting and administration expenses.........            15,947
Distribution expense-Service Class.............            14,398
Professional fees..............................             4,555
Dividend disbursing and transfer agent fees
 and expenses..................................             3,326
Reports and statements to shareholders.........             3,000
Custodian fees.................................             2,031
Registration fees..............................             1,900
Trustees' fees.................................             1,600
Other..........................................             4,289
                                                       ----------
                                                          317,908
Less waived distribution expenses-Service Class            (1,249)
Less expenses paid indirectly..................              (885)
                                                       ----------
Total expenses.................................           315,774
                                                       ----------
NET INVESTMENT LOSS............................          (105,900)
                                                       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized loss on investments...............        (2,444,432)
Net change in unrealized appreciation /
  depreciation of investments..................        14,210,504
NET REALIZED AND UNREALIZED Gain                       ----------
 ON INVESTMENTS................................        11,766,072
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.............................       $11,660,172
                                                      ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

                                                       Six Months        Year
                                                     Ended 6/30/03      Ended
                                                      (Unaudited)      12/31/02
                                                     -------------     ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment loss............................      $   (105,900) $   (269,596)
Net realized loss on investments...............        (2,444,432)  (16,808,666)
Net change in unrealized appreciation /
 depreciation of investments...................        14,210,504   (16,064,284)
                                                     ------------  -------------
Net increase (decrease) in net assets
 resulting from operations.....................        11,660,172   (33,142,546)
                                                     ------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Return of capital:
 Standard Class................................                 -   (11,778,054)
 Service Class.................................                 -    (3,103,956)
                                                     ------------  -------------
                                                                -   (14,882,010)
                                                     ------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class................................           324,968       327,050
 Service Class.................................           753,046     3,455,773
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class................................                 -    11,778,054
 Service Class.................................                 -     3,103,956
                                                     ------------  -------------
                                                        1,078,014    18,664,833
                                                     ------------  -------------
Cost of shares repurchased:
 Standard Class................................       (10,015,295)  (30,630,017)
 Service Class.................................        (2,905,500)   (9,190,445)
                                                     ------------  -------------
                                                      (12,920,795)  (39,820,462)
                                                     ------------  -------------
Decrease in net assets derived from capital
 share transactions............................       (11,842,781)  (21,155,629)
                                                     ------------  -------------
NET DECREASE IN NET ASSETS.....................          (182,609)  (69,180,185)

NET ASSETS:
Beginning of period............................        76,239,127   145,419,312
                                                     ------------  -------------
End of period..................................      $ 76,056,518  $ 76,239,127
                                                     ============  =============
                             See accompanying notes


                                                          Growth Opportunities-3

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Delaware VIP Growth Opportunities Series Standard Class
                                                     Six Months
                                                      Ended
                                                     6/30/03(1)                       Year Ended December 31,
                                                    (Unaudited)      2002         2001          2000         1999         1998
                                                    ----------------------------------------------------------------------------


Net asset value, beginning of period...............   $10.060      $15.010       $23.990      $28.550      $18.550      $17.270

Income (loss) from investment operations:
Net investment loss(2).............................    (0.013)      (0.025)       (0.010)      (0.106)      (0.055)      (0.026)
Net realized and unrealized gain (loss)
 on investments....................................     1.813       (3.351)       (4.209)      (1.459)      11.055        2.901
                                                      -------      -------       -------      -------      -------      -------
Total from investment operations...................     1.800       (3.376)       (4.219)      (1.565)      11.000        2.875
                                                      -------      -------       -------      -------      -------      -------
Less dividends and distributions from:
Net realized gain on investments...................     -            -            (4.761)      (2.995)      (1.000)      (1.595)
Return of capital..................................     -           (1.574)        -            -            -            -
                                                      -------      -------       -------      -------      -------      -------
Total dividends and distributions..................     -           (1.574)       (4.761)      (2.995)      (1.000)      (1.595)
                                                      -------      -------       -------      -------      -------      -------
Net asset value, end of period.....................   $11.860      $10.060       $15.010      $23.990      $28.550      $18.550
                                                      =======      =======       =======      =======      =======      =======
Total return(3)....................................     17.89%      (24.94%)      (15.78%)      (8.52%)      62.94%       18.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)............   $60,623      $60,964      $117,527     $180,008     $216,062     $130,548
Ratio of expenses to average net assets............     0.85%        0.87%         0.85%        0.84%        0.82%        0.80%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly....    0.85%        0.87%         0.87%        0.84%        0.82%        0.86%
Ratio of net investment loss to average net assets..   (0.26%)      (0.21%)       (0.06%)      (0.36%)      (0.27%)      (0.16%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid
 indirectly.........................................   (0.26%)      (0.21%)      (0.08%)      (0.36%)      (0.27%)      (0.22%)
Portfolio turnover..................................      92%          88%          117%         128%         132%         142%

______________________
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-4

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       Delaware VIP Growth Opportunities Series Service Class
                                                       Six Months
                                                         Ended                                    5/1/00(2)
                                                        6/30/03(1)   Year Ended December 31,        to
                                                      (Unaudited)      2002         2001          12/31/00
                                                      ------------------------------------------------------

Net asset value, beginning of period..............      $10.010      $14.970        $23.980         $28.020

Income (loss) from investment operations:
Net investment loss(3)............................       (0.023)      (0.043)        (0.033)         (0.087)
Net realized and unrealized gain (loss) on
 investments......................................        1.803       (3.343)        (4.216)         (3.953)
                                                        -------      --------       --------        --------
Total from investment operations..................        1.780       (3.386)        (4.249)         (4.040)
                                                        -------      --------       --------        --------
Less dividends and distributions from:
Net realized gain on investments..................            -            -         (4.761)              -
Return of capital.................................            -       (1.574)             -               -
                                                        -------      --------       --------        --------
Total dividends and distributions.................            -       (1.574)        (4.761)              -
                                                        -------      --------       --------        --------
Net asset value, end of period....................      $11.790      $10.010        $14.970         $23.980
                                                        =======      ========       =======         ========
Total return(4)...................................        17.88%     (25.09%)       (15.94%)        (14.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)...........        $15,434    $15,275        $27,893         $28,122
Ratio of expenses to average net assets...........           1.03%     1.02%          1.00%           0.99%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly.......................................           1.05%     1.02%          1.02%           0.99%
Ratio of net investment loss to average net
 assets...........................................          (0.44%)   (0.36%)        (0.21%)         (0.47%)
Ratio of net investment loss to average net
 assets prior to expense limitation and expenses
 paid indirectly..................................          (0.46%)   (0.36%)        (0.23%)         (0.47%)
Portfolio turnover................................             92%       88%           117%            128%

_________________________
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-5

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $854 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003, were approximately $31. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".


                                                          Growth Opportunities-6

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                        Dividend disbursing,       Other
                        Investment      transfer agent fees,      expenses
                       management          accounting              payable
                      fee payable to      and other expenses        to DMC
                           DMC             payable to DSC        and affiliates
                      --------------     --------------------  -----------------
                        $47,262               $3,852                $4,572

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases.........  $32,393,484
 Sales.............  $46,768,042

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                          Aggregate                Aggregate
                         Cost of         unrealized               unrealized      Net unrealized
                      investments       appreciation             depreciation      appreciation
                      -----------       ------------             ------------     --------------
                      $66,405,828        $14,055,223             $(3,851,012)       $10,204,211

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                      Six Months          Year
                       Ended             Ended
                       6/30/03          12/31/02
                      ----------        --------
Return of capital.....$      -          $14,882,010



                                                          Growth Opportunities-7

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........$103,042,043
Net investment loss.....................    (105,900)
Net realized capital losses on
investments............................   (4,081,054)
Capital loss carryforwards..............  (33,002,782)
Unrealized appreciation of investments..   10,204,211
                                        --------------
Net assets..............................$  76,056,518
                                        ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $33,002,782 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Six Months      Year
                                                            Ended        Ended
                                                           6/30/03      12/31/02
                                                       -----------    ----------
Shares sold:
   Standard Class.....................................     28,745        24,408
   Service Class......................................     68,202       263,973

Shares issued upon reinvestment of dividends and
distributions:
   Standard Class.....................................          -       897,718
   Service Class......................................          -       237,305
                                                       -----------   -----------
                                                           96,947     1,423,404
                                                       -----------   -----------
Shares repurchased:
   Standard Class.....................................   (976,709)   (2,692,483)
   Service Class......................................   (284,910)     (839,283)
                                                       -----------   -----------
                                                       (1,261,619)   (3,531,766)
                                                       -----------   -----------
Net decrease.......................................... (1,164,672)   (2,108,362)
                                                       ===========   ===========
6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003, the market value of the securities on loan was $5,204,015.


                                                          Growth Opportunities-8

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
The securities on loan were collateralized by the following:

Description                                          Market Value
                                                     ------------
Lehman Brothers 1.425% 7/1/03                          $2,859,907
Fannie Mae 1.0549% 1/29/04                              1,727,504
Goldman Sachs 1.515% 7/14/03                              241,860
Merrill Lynch Mortgage Capital 1.475% 7/7/03              207,308
Wilmington Trust Company 1.26% 7/21/03                    173,290
Morgan Stanley 1.28% 8/2/04                                69,103
Canadian Imperial Bank NY 1.1594% 10/9/03                  34,543
                                                       ----------
                                                       $5,313,515
                                                       ==========
8. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of ~small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                          Growth Opportunities-9

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                                        Market
                                                       Principal        Value
                                                         Amount        (U.S.$)
  ASSET-BACKED SECURITIES-1.10%
 #GSAMP Trust Series
    02-HE2N 144A 8.25% 10/20/32 ...................    $  178,556     $  178,556
 #Master ABS NIM Trust Series
    03-OPT2 Note 144A 9.79% 5/26/33 ...............       467,450        467,427
 #South Street Series
    99-1A A1 144A 7.16% 7/1/11 ....................       600,000        537,043
                                                                      ----------
  Total Asset-Backed Securities
     (cost $1,182,873)                                                 1,183,026
                                                                      ----------
  COLLATERALIZED MORTGAGE OBLIGATIONS-0.50%
 #Prudential Securities Secured Financing
    Series 98-C1 J 144A 7.388% 5/15/13 ............       180,000        153,007
 #Salomon Brothers Mortgage Securities
    Series 99-C1 J 144A 7.00% 5/18/32 .............       500,000        389,900
                                                                      ----------
  Total Collateralized Mortgage Obligations
     (cost $527,517)                                                     542,907
                                                                      ----------
  CORPORATE BONDS-89.01%
  Aerospace & Defense-1.70%
 #Aviall 144A 7.625% 7/1/11 .......................     1,050,000      1,069,688
 #Esterline Technologies 144A
    7.75% 6/15/13 .................................       350,000        360,500
 #Vought Aircraft 144A
    8.00% 7/15/11 .................................       400,000        404,000
                                                                      ----------
                                                                       1,834,188
                                                                      ----------
  Automobiles & Automotive Parts-1.21%
 #Advanced Accessory Systems 144A
    10.75% 6/15/11 ................................       375,000        399,375
  CSK Auto 12.00% 6/15/06 .........................       455,000        507,325
 #United Component 144A
    9.375% 6/15/13 ................................       375,000        390,938
**Venture Holdings Trust 12.00% 6/1/09 ............       790,000          7,900
                                                                      ----------
                                                                       1,305,538
                                                                      ----------
  Banking & Finance-0.63%
  Finova Group 7.50% 11/15/09 .....................     1,550,000        682,000
                                                                      ----------
                                                                         682,000
                                                                      ----------
  Building & Materials-2.80%
  Foster Wheeler 6.75% 11/15/05 ...................       725,000        554,625
 #Lone Star Industries 144A
    8.85% 6/15/05 .................................       475,000        496,375
  Standard Pacific 9.25% 4/15/12 ..................       450,000        507,375
  Technical Olympic USA 10.375% 7/1/12 ............       675,000        722,250
  United States Steel 10.75% 8/1/08 ...............       450,000        474,750
**WCI Steel 10.00% 12/1/04 ........................       825,000        259,875
                                                                      ----------
                                                                       3,015,250
                                                                      ----------
  Business Services-0.84%
 #Brickman Group 144A 11.75% 12/15/09 .............       225,000        252,563
 #Worldspan LP/WS Finance 144A
    9.625% 6/15/11 ................................       625,000        646,875
                                                                      ----------
                                                                         899,438
                                                                      ----------
  Cable, Media & Publishing-12.37%
 #American Color Graphics 144A
    10.00% 6/15/10 ................................       650,000        650,000
  American Media Operation
    10.25% 5/1/09 .................................       525,000        569,625

                                                                        Market
                                                      Principal         Value
                                                        Amount         (U.S.$)
    CORPORATE BONDS (continued)
    Cable, Media & Publishing (continued)
   *Charter Communications Holdings
      11.75% 5/15/11 ..............................  $ 3,350,000     $ 1,708,499
    Charter Communications
      10.75% 10/1/09 ..............................    1,325,000       1,033,500
    CSC Holdings 10.50% 5/15/16 ...................      520,000         569,400
    Dex Media East LLC
      12.125% 11/15/12 ............................      500,000         593,750
    Echostar Dbs 10.375% 10/1/07 ..................      250,000         278,125
   #Hollinger 144A 11.875% 3/1/11 .................      550,000         613,250
    Insight Midwest 10.50% 11/1/10 ................      630,000         694,575
    LodgeNet Entertainment
       9.50% 6/15/13 ..............................    1,525,000       1,570,749
    Mediacom Broadband 11.00% 7/15/13 .............      750,000         838,125
    PanAmSat 8.50% 2/1/12 .........................      675,000         734,063
   #PEI Holdings 144A 11.00% 3/15/10 ..............      400,000         443,000
    Rogers Cablesystems 10.00% 3/15/05 ............      355,000         386,950
    Vertis
      10.875% 6/15/09 .............................      800,000         804,000
      13.50% 12/7/09 ..............................      400,000         376,000
   #XM Satellite 144A 12.00% 6/15/10 ..............      575,000         566,375
   *XM Satellite Radio 14.00% 12/31/09 ............    1,245,000         893,288
                                                                     -----------
                                                                      13,323,274
                                                                     -----------
    Chemicals-5.14%
    Equistar Chemical 10.625% 5/1/11 ..............      525,000         540,750
#***HMP Equity 144A 15.433% 5/15/08 ...............      425,000         216,750
   #Huntsman Advance Materials 144A
      11.00% 7/15/10 ..............................      550,000         574,750
   #Huntsman International 144A
      9.875% 3/1/09 ...............................      800,000         836,000
    IMC Global 7.625% 11/1/05 .....................      650,000         692,250
    Lyondell Chemical 9.50% 12/15/08 ..............      650,000         620,750
    MacDermid 9.125% 7/15/11 ......................      400,000         449,000
   #Rhodia SA 144A 8.875% 6/1/11 ..................      575,000         598,000
    Solutia
      6.72% 10/15/37 ..............................      725,000         583,625
      11.25% 7/15/09 ..............................      485,000         421,950
                                                                     -----------
                                                                       5,533,825
                                                                     -----------
    Computers & Technology-4.33%
   #Amkor Technologies 144A
      7.75% 5/15/13 ...............................    1,475,000       1,408,625
    ChipPAC International
      12.75% 8/1/09 ...............................      700,000         791,000
   #Cooperative Computing 144A
      10.50% 6/15/11 ..............................      750,000         772,500
   #DigitalNet 144A 9.00% 7/15/10 .................      525,000         525,656
    Northern Telecom Capital
      7.40% 6/15/06 ...............................      550,000         543,125
   #Sanmina 144A 10.375% 1/15/10 ..................      550,000         616,000
                                                                     -----------
                                                                       4,656,906
                                                                     -----------
    Consumer Products-2.93%
    American Greetings 11.75% 7/15/08 .............      595,000         696,150
   #Jafra Cosmetics 144A
      10.75% 5/15/11 ..............................      675,000         708,750
   #Levi Strauss 144A 12.25% 12/15/12 .............      500,000         418,750


                                                                    High Yield-1

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                                        Market
                                                       Principal        Value
                                                        Amount         (U.S.$)
  CORPORATE BONDS (continued)
  Consumer Products (continued)
  Salton
    10.75% 12/15/05 ...............................  $   525,000     $   530,250
    12.25% 4/15/08 ................................      185,000         185,000
  Samsonite 10.75% 6/15/08 ........................      600,000         616,500
                                                                     -----------
                                                                       3,155,400
                                                                     -----------
  Consumer Services-0.90%
  Alderwoods Group 12.25% 1/2/09 ..................      375,000         393,750
  Corrections Corporation of America
    7.50% 5/1/11 ..................................      550,000         577,500
                                                                     -----------
                                                                         971,250
                                                                     -----------
  Energy-12.41%
 #Bluewater Finance 144A
    10.25% 2/15/12 ................................      250,000         248,750
 #Citgo Petroleum 144A 11.375% 2/1/11 .............      850,000         952,000
  Dynegy Holdings 6.75% 12/15/05 ..................      650,000         617,500
  El Paso 7.00% 5/15/11 ...........................      650,000         594,750
 #EL Paso Natural Gas 144A
    8.375% 6/15/32 ................................      225,000         239,625
 #Electric Paso Production 144A
    7.75% 6/1/13 ..................................      975,000         977,438
 #Gemstone Investor 144A
    7.71% 10/31/04 ................................      375,000         375,000
 #GulfTerra Energy Partners 144A
    6.25% 6/1/10 ..................................      325,000         325,813
 #Hanover Equipment Trust 2001 144A
    8.50% 9/1/08 ..................................      350,000         369,250
 #Houston Exploration 144A
    7.00% 6/15/13 .................................      900,000         933,750
  Key Energy Service 6.375% 5/1/13 ................      300,000         306,000
  Ocean Rig Norway 10.25% 6/1/08 ..................      605,000         505,931
**Petroleum Geo-Services 6.25% 11/19/03 ...........      125,000          78,750
 #Premcor Refining Group 144A
    7.50% 6/15/15 .................................      265,000         262,350
 #SEMCO Energy 144A
    7.75% 5/15/13 .................................      500,000         535,000
 #Southern Natural Gas 144A
    8.875% 3/15/10 ................................      400,000         438,000
  Tennessee Gas Pipeline
    8.375% 6/15/32 ................................      600,000         655,500
 #Tesoro Pete 144A 8.00% 4/15/08 ..................    1,075,000       1,107,249
  Transcontinental Gas Pipeline
    6.125% 1/15/05 ................................      225,000         226,125
    6.25% 1/15/08 .................................      200,000         201,000
    8.875% 7/15/12 ................................      415,000         471,025
  Western Oil Sands 8.375% 5/1/12 .................      825,000         924,000
  Williams Companies
    6.625% 11/15/04 ...............................      300,000         301,500
    8.125% 3/15/12 ................................      950,000         978,499
 #Williams Gas Pipelines Central 144A
    7.375% 11/15/06 ...............................      675,000         729,000
                                                                     -----------
                                                                      13,353,805
                                                                     -----------
  Environmental Services-1.77%
 #Casella Waste Systems 144A
    9.75% 2/1/13                                         425,000         452,625
  IESI 10.25% 6/15/12                                    875,000         931,875

                                                                         Market
                                                        Principal        Value
                                                         Amount         (U.S.$)
 CORPORATE BONDS (continued)
 Environmental Services (continued)
#MSW Energy Holdings 144A
   8.50% 9/1/10 ...................................    $  500,000     $  516,250
                                                                      ----------
                                                                       1,900,750
                                                                      ----------
 Food, Beverage & Tobacco-2.40%
 B&G Foods 9.625% 8/1/07 ..........................       495,000        512,325
 DiGiorgio 10.00% 6/15/07 .........................       825,000        821,906
#Le-Natures 144A 9.00% 6/15/13 ....................       650,000        672,750
#Merisant 144A 9.50% 7/15/13 ......................       550,000        572,000
                                                                      ----------
                                                                       2,578,981
                                                                      ----------
 Healthcare & Pharmaceuticals-1.91%
 Alliance Imaging 10.375% 4/15/11 .................       575,000        603,750
 Athena Nuerosciences Finance
   7.25% 2/21/08 ..................................       625,000        528,906
 Team Health 12.00% 3/15/09 .......................       900,000        927,000
                                                                      ----------
                                                                       2,059,656
                                                                      ----------
 Industrial Machinery-0.69%
#Jacuzzi Brands 144A 9.625% 7/1/10 ................       350,000        350,000
#Mobile Mini 144A 9.50% 7/1/13 ....................       375,000        390,000
                                                                      ----------
                                                                         740,000
                                                                      ----------
 Insurance-2.55%
#Crum & Forster 144A 10.375% 6/15/13 ..............       700,000        712,250
 Fairfax Financial Holdings
   7.75% 12/15/03 .................................       950,000        961,876
#Farmers Exchange Capital 144A
   7.20% 7/15/48 ..................................       250,000        206,725
#Farmers Insurance Exchange 144A
   8.625% 5/1/24 ..................................       150,000        146,666
 TIG Holdings 8.125% 4/15/05 ......................       550,000        526,625
#Zurich Capital Trust I 144A
   8.376% 6/1/37 ..................................       175,000        192,876
                                                                      ----------
                                                                       2,747,018
                                                                      ----------
 Leisure, Lodging & Entertainment-4.24%
 Alliance Gaming 10.00% 8/1/07 ....................       250,000        260,625
 Extended Stay America 9.875% 6/15/11 .............       375,000        405,000
#Hard Rock Hotel 144A 8.875% 6/1/13 ...............       925,000        971,249
 Herbst Gaming 10.75% 9/1/08 ......................       625,000        692,188
 MeriStar Hospitality Operating Partnership
   10.50% 6/15/09 .................................       725,000        744,937
 Penn National Gaming 11.125% 3/1/08 ..............       375,000        417,188
 Regal Cinemas 9.375% 2/1/12 ......................       625,000        692,188
 Royal Caribbean Cruises
   7.50% 10/15/27 .................................       425,000        378,250
                                                                      ----------
                                                                       4,561,625
                                                                      ----------
 Metals & Mining-0.41%
 Earle M. Jorgensen 9.75% 6/1/12 ..................       250,000        266,250
 Newmont Yandal Operations
   8.875% 4/1/08 ..................................       345,000        174,225
                                                                      ----------
                                                                         440,475
                                                                      ----------
 Packaging & Containers-3.27%
 AEP Industries 9.875% 11/15/07 ...................       750,000        693,750
 Consolidated Container
   10.125% 7/15/09 ................................       800,000        486,000
#MDP Acquisitions 144A
   9.625% 10/1/12 .................................       775,000        860,250


                                                                    High Yield-2

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                                       Market
                                                        Principal       Value
                                                           Amount     (U.S.$)
    CORPORATE BONDS (continued)
    Packaging & Containers (continued)
    Portola Packaging 10.75% 10/1/05 .............     $  415,000     $  419,150
   #Radnor Holdings 144A
      11.00% 3/15/10 .............................      1,025,000      1,058,313
                                                                      ----------
                                                                       3,517,463
                                                                      ----------
    Paper & Forest Products-3.22%
    Ainsworth Lumber
      12.50% 7/15/07 .............................        600,000        681,000
      13.875% 7/15/07 ............................        290,000        330,600
    Georgia-Pacific 9.875% 11/1/21 ...............      2,100,000      2,131,500
    Tembec Industries 8.50% 2/1/11 ...............        325,000        323,375
                                                                      ----------
                                                                       3,466,475
                                                                      ----------
    Real Estate-2.09%
    Forest City Enterprises 7.625% 6/1/15 ........        850,000        895,688
    Schuler Homes 10.50% 7/15/11 .................        575,000        664,125
    Tanger Properties 9.125% 2/15/08 .............        650,000        693,875
                                                                      ----------
                                                                       2,253,688
                                                                      ----------
    Restaurants-1.10%
    Advantica Restaurant 12.75% 9/30/07 ..........      1,000,000      1,027,500
  **Avado Brands 9.75% 6/1/06 ....................        300,000        151,500
                                                                      ----------
                                                                       1,179,000
                                                                      ----------
    Retail-2.57%
    J Crew Operating 10.375% 10/15/07 ............        600,000        585,000
    Office Depot 10.00% 7/15/08 ..................        675,000        804,937
    Petco Animal Supplies
      10.75% 11/1/11 .............................        500,000        572,500
   #Remington Arms 144A 10.50% 2/1/11 ............        550,000        577,500
    Saks 7.25% 12/1/04 ...........................        215,000        224,138
                                                                      ----------
                                                                       2,764,075
                                                                      ----------
    Telecommunications-7.53%
    Alamosa Delaware 12.50% 2/1/11 ...............        685,000        565,125
  **Allegiance Telecom 11.75% 2/15/08 ............        650,000        159,250
#***American Tower Escrow 144A
      10.886% 8/1/08 .............................        275,000        178,750
   #Centennial Cell 144A 10.125% 6/15/13 .........        425,000        422,875
    Crown Castle International
     *10.625% 11/15/07 ...........................        475,000        502,313
      10.75% 8/1/11 ..............................        750,000        821,249
    Level 3 Communications
      9.125% 5/1/08 ..............................        250,000        225,000
    Nextel Communications
      9.375% 11/15/09 ............................        525,000        566,344
    Nextel Partners 12.50% 11/15/09 ..............        350,000        395,500
   #Nextel Partners 144A 8.125% 7/1/11 ...........        650,000        651,625
    Qwest 7.20% 11/1/04 ..........................        240,000        247,200
   #Qwest Services 144A 13.50% 1/1/08 ............      1,100,000      1,248,499
    Star Choice Communications
      13.00% 12/15/05 ............................        525,000        563,063
    Time Warner Telecommunications
      9.75% 7/15/08 ..............................        750,000        727,500
   *Ubiquitel Operating 14.00% 4/15/10 ...........      1,055,000        395,625
  **WorldCom 7.50% 5/15/11 .......................      1,450,000        431,375
                                                                      ----------
                                                                       8,101,293
                                                                      ----------

                                                                        Market
                                                      Principal         Value
                                                        Amount         (U.S.$)
  CORPORATE BONDS (continued)
  Textiles, Apparel & Furniture-1.12%
#*J Crew Intermediate 144A
    16.00% 5/15/08 .............................     $ 1,213,103     $   711,182
 #Warnaco 144A 8.875% 6/15/13 ..................         475,000         494,000
                                                                     -----------
                                                                       1,205,182
                                                                     -----------
  Transportation & Shipping-2.36%
  CP Ships 10.375% 7/15/12 .....................         500,000         560,625
  Hornbeck Offshore Services
    10.625% 8/1/08 .............................         425,000         470,688
  Kansas City Southern Railway
    9.50% 10/1/08 ..............................         185,000         206,506
 #Overseas Shipholding Group 144A
    8.25% 3/15/13 ..............................         800,000         836,000
  Stena AB 9.625% 12/1/12 ......................         425,000         469,094
                                                                     -----------
                                                                       2,542,913
                                                                     -----------
  Utilities-6.52%
 #Allegheny Energy 144A
    10.25% 11/15/07 ............................         785,000         812,474
    10.25% 11/15/07 ............................         175,000         172,375
  Avista 9.75% 6/1/08 ..........................         725,000         844,624
  Calpine 10.50% 5/15/06 .......................         850,000         805,375
  Homer City Fund 8.137% 10/1/19 ...............         325,000         348,563
 #Illinois Power 144A 11.50% 12/15/10 ..........         175,000         200,813
  Midland Funding II 11.75% 7/23/05 ............         280,000         303,800
  Midwest Generation 8.30% 7/2/09 ..............         600,000         589,536
  Mirant Americas Generation
    7.625% 5/1/06 ..............................         450,000         348,750
    8.30% 5/1/11 ...............................         450,000         281,250
 #Nevada Power 144A 10.875% 10/15/09 ...........         250,000         281,250
  Orion Power Holdings 12.00% 5/1/10 ...........         575,000         669,875
 #PG&E 144A 6.875% 7/15/08 .....................         525,000         547,313
 #PSEG Energy Holdings 144A
    7.75% 4/16/07 ..............................         500,000         529,270
 #Southern Energy 144A 7.40% 7/15/04 ...........         375,000         281,250
                                                                     -----------
                                                                       7,016,518
                                                                     -----------
  Total Corporate Bonds
    (cost $92,131,264) .........................                      95,805,986
                                                                     -----------


                                                                    High Yield-3

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                                        Market
                                                        Principal       Value
                                                         Amount++      (U.S.$)
   FOREIGN BONDS-3.93%
   Brazil-0.94%
   Federal Republic of Brazil
     11.00% 8/17/40 .............................. USD $1,100,000     $1,006,499
                                                                      ----------
                                                                       1,006,499
                                                                      ----------
   Dominican Republic-0.55%
  #Dominican Republic 144A 9.04% 4/1/13 ..........        650,000        589,875
                                                                      ----------
                                                                         589,875
                                                                      ----------
   Ecuador-0.70%
  *Republic of Ecuador 5.00% 8/15/30 .............      1,275,000        757,475
                                                                      ----------
                                                                         757,475
                                                                      ----------
   Panama-0.48%
   Republic of Panama
     8.875% 9/30/27 ..............................        475,000        518,938
                                                                      ----------
                                                                         518,938
                                                                      ----------
   Philippines-0.84%
   Republic of Philippines
     10.625% 3/16/25 .............................        775,000        903,844
                                                                      ----------
                                                                         903,844
                                                                      ----------
   Turkey-0.42%
   Republic of Turkey 9.875% 3/19/08 .............        450,000        451,688
                                                                      ----------
                                                                         451,688
                                                                      ----------
   Total Foreign Bonds
     (cost $4,459,882) ...........................                     4,228,319
                                                                      ----------

   SOVEREIGN DEBT-1.58%
+++Dominican Republic 2.313% 8/30/24 .............        400,000        306,000
   Peru-PDI 4.00% 3/7/17 .........................        624,000        519,627
   Venezuela
     6.75% 3/31/20 ...............................        500,000        438,082
     6.75% 3/31/20 ...............................        500,000        438,082
                                                                      ----------
   Total Sovereign Debt
     (cost $1,740,954) ...........................                     1,701,791
                                                                      ----------

                                                                         Market
                                                        Number of        Value
                                                         Shares         (U.S.$)
  PREFERRED STOCKS-0.81%
  Cable, Media & Publishing-0.81%
  CSC Holdings 11.75% ..........................           8,400        $865,200
                                                                        --------
                                                                         865,200
                                                                        --------
  Telecommunications-0.00%
  Dobson PIK 12.25% ............................               1           1,430
                                                                        --------
                                                                           1,430
                                                                        --------
  Total Preferred Stocks
    (cost $771,706) ............................                         866,630
                                                                        --------

  Common Stock-0.33%
  Retail-0.28%
 +Kmart Holdings ...............................          10,870         294,033
                                                                        --------
                                                                         294,033
                                                                        --------
  Telecommunications-0.05%
   +NII Holdings ...............................           1,484          56,793
                                                                        --------
                                                                          56,793
                                                                        --------
  Total Common Stock
    (cost $372,765) ............................                         350,826
                                                                        --------

  WARRANTS-0.19%
+#American Tower 144A ..........................             275          28,325
+#Horizon Pcs 144A .............................           1,050              53
+#Solutia 144A .................................             850               9
 +XM Satellite Radio ...........................             250         172,499
                                                                        --------
  Total Warrants
    (cost $239,136) ............................                         200,886
                                                                        --------

                                                                    High Yield-4

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                                        Market
                                                          Principal     Value
                                                           Amount      (U.S.$)
REPURCHASE AGREEMENTS-0.41%
With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $141,600 U.S. Treasury Notes
  1.625% due 1/31/05, market
  value $143,500) ....................................     $140,500    $140,500
Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $19,800 U.S. Treasury Notes 3.00%
  due 2/29/04, market value
  $20,300 and $87,800 U.S. Treasury
  Notes 5.25% due 5/15/04, market
  value $91,700) .....................................      109,800     109,800

                                                                         Market
                                                          Principal      Value
                                                            Amount      (U.S.$)
REPURCHASE AGREEMENTS (continued)
With J. P. Morgan Securities 1.07% 7/1/03
  (dated 6/30/03, collateralized by
  $49,500 U.S. Treasury Notes
  11.875% due 11/15/03, market
  value $52,300) .....................................     $ 51,100    $ 51,100
With UBS Warburg 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $140,900 U.S. Treasury Notes
  2.125% due 8/31/04, market
  value $143,600) ....................................      140,600     140,600
                                                                       --------
Total Repurchase Agreements
  (cost $442,000) ....................................                  442,000
                                                                       --------

TOTAL MARKET VALUE OF SECURITIES-97.86% (cost $101,868,097) .....   105,322,371

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.14% ...........     2,308,571
                                                                   ------------
NET ASSETS APPLICABLE TO 20,510,537 SHARES OUTSTANDING-100.00% ..  $107,630,942
                                                                   ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
     ($65,373,141 / 12,456,828 SHARES) ..........................         $5.25
                                                                          =====
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
     ($42,257,801 / 8,053,709 SHARES) ...........................         $5.25
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par) ..  $155,531,902
Undistributed net investment income .............................     3,865,760
Accumulated net realized loss on investments ....................   (55,220,994)
Net unrealized appreciation of investments ......................     3,454,274
                                                                   ------------
Total net assets ................................................  $107,630,942
                                                                   ============
-------------
  +Non-income producing security for the period ended June 30, 2003.
 ++Principal amount is stated in the currency in which each bond is denominated. +++Floating rate note. The interest rate shown is the rate as of June 30, 2003.
  *Step coupon bond.
  #Securities exempt from registration under rule 144A of the Securities Act of 1933. See note #7 in "Notes to Financial Statements".
 **Non-income producing security. Security is currently in default.
***Zero coupon bond. The interest rate shown is the yield at the time of purchase.

   PIK - Pay-in-kind
   USD - U.S. Dollar

                             See accompanying notes

                                                                    High Yield-5

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Assets and Liabilities
June 30, 2003
(Unaudited)

ASSETS:
Investments at market (cost $101,868,097) .................         $105,322,371
Receivable for securities sold ............................            5,023,860
Dividends and interest receivable .........................            1,934,965
Cash ......................................................              775,146
Subscriptions receivable ..................................              425,230
                                                                    ------------
Total assets ..............................................          113,481,572
                                                                    ------------

LIABILITIES:
Payable for securities purchased ..........................            5,764,767
Accrued expenses ..........................................               62,337
Liquidations payable ......................................               23,526
Total liabilities .........................................            5,850,630
                                                                    ------------
TOTAL NET ASSETS ..........................................         $107,630,942
                                                                    ============

                             See accompanying notes

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ....................................................      $  4,347,565
Dividends ...................................................            49,350
                                                                   ------------
                                                                      4,396,915
                                                                   ------------
EXPENSES:
Management fees .............................................           264,354
Distribution expenses-Service Class .........................            29,047
Accounting and administration expenses ......................            18,300
Custodian fees ..............................................            10,978
Professional fees ...........................................             4,597
Dividend disbursing and transfer agent
    fees and expenses .......................................             4,058
Reports and statements to shareholders ......................             1,598
Trustees' fees ..............................................             1,260
Registration fees ...........................................               400
Other .......................................................             7,517
                                                                   ------------
                                                                        342,109
Less waived distribution expenses-Service Class .............            (3,006)
Less expenses paid indirectly ...............................            (3,556)
                                                                   ------------
Total expenses ..............................................           335,547
                                                                   ------------

NET INVESTMENT INCOME .......................................         4,061,368
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS:
Net realized gain on investments ............................         5,524,320
Net change in unrealized appreciation / depreciation
    of investments ..........................................         4,674,676
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................................        10,198,996
                                                                   ------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...............................      $ 14,260,364
                                                                   ============
                             See accompanying notes

                                                                    High Yield-6

Delaware VIP Trust-Delaware VIP High Yield Series
Statements of Changes in Net Assets

                                                  Six Months
                                                    Ended             Year
                                                   6/30/03            Ended
                                                 (Unaudited)         12/31/02
                                                 -----------         --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income ......................    $   4,061,368     $   6,205,287
Net realized gain (loss) on investments ....        5,524,320        (5,199,110)
Net change in unrealized appreciation /
  depreciation of investments ..............        4,674,676            60,975
                                                -------------     -------------
Net increase in net assets resulting
  from operations ..........................       14,260,364         1,067,152
                                                -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Standard Class ...........................       (4,020,009)       (5,152,255)
  Service Class ............................       (1,817,569)         (755,343)
                                                -------------     -------------
                                                   (5,837,578)       (5,907,598)
                                                -------------     -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...........................       25,738,251        22,263,252
  Service Class ............................       41,601,485        13,549,301
Net asset value of shares issued upon
  reinvestment of dividends and
  distributions:
  Standard Class ...........................        4,020,009         5,152,254
  Service Class ............................        1,817,569           755,343
                                                -------------     -------------
                                                   73,177,314        41,720,150
                                                -------------     -------------
Cost of shares repurchased:
  Standard Class ...........................      (17,971,861)      (26,350,080)
  Service Class ............................      (17,615,617)       (6,085,155)
                                                -------------     -------------
                                                  (35,587,478)      (32,435,235)
                                                -------------     -------------

Increase in net assets derived from
  capital share transactions ...............       37,589,836         9,284,915
                                                -------------     -------------

NET INCREASE IN NET ASSETS .................       46,012,622         4,444,469

NET ASSETS:
Beginning of period ........................       61,618,320        57,173,851
                                                -------------     -------------
End of period ..............................    $ 107,630,942     $  61,618,320
                                                =============     =============

                             See accompanying notes

                                                                    High Yield-7

Delaware VIP Trust-Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Delaware VIP High Yield Series Standard Class
                                                         Six Months
                                                           Ended
                                                         6/30/03(1)                        Year Ended December 31,
                                                        (Unaudited)      2002        2001(2)        2000         1999         1998
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period ....................  $4.790       $5.220       $6.000        $7.420       $8.460       $9.510

Income (loss) from investment operations:
Net investment income(3) ................................   0.248        0.517        0.586         0.722        0.781        0.906
Net realized and unrealized gain (loss) on investments ..   0.605       (0.413)      (0.821)       (1.896)      (0.987)      (1.048)
                                                           ------       ------       ------        ------       ------       ------
Total from investment operations ........................   0.853        0.104       (0.235)       (1.174)      (0.206)      (0.142)
                                                           ------       ------       ------        ------       ------       ------
Less dividends and distributions from:
Net investment income ...................................  (0.393)      (0.534)      (0.545)       (0.246)      (0.784)      (0.905)
Net realized gain on investments                                -            -            -             -       (0.050)      (0.003)
                                                           ------       ------       ------        ------       ------       ------
Total dividends and distributions .......................  (0.393)      (0.534)      (0.545)       (0.246)      (0.834)      (0.908)
                                                           ------       ------       ------        ------       ------       ------

Net asset value, end of period ..........................  $5.250       $4.790       $5.220        $6.000       $7.420       $8.460
                                                           ======       ======       ======        ======       ======       ======

Total return(4) .........................................  18.79%        1.84%       (4.10%)      (16.26%)      (2.64%)      (1.83%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................. $65,373      $48,089      $51,459       $59,441     $102,633     $120,708
Ratio of expenses to average net assets .................   0.76%        0.78%        0.79%         0.77%        0.72%        0.70%
Ratio of net investment income to average net assets ....  10.03%       10.96%       10.82%        10.80%        9.75%        9.85%
Portfolio turnover ......................................  1,010%         587%         557%          226%         110%          86%

-----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                    High Yield-8

Delaware VIP Trust-Delaware VIP High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP High Yield Series Service Class
                                                                        Six Months
                                                                          Ended                              5/1/00(3)
                                                                        6/30/03(1)  Year Ended December 31,     to
                                                                       (Unaudited)    2002        2001(2)    12/31/00
                                                                       ----------------------------------------------
Net asset value, beginning of period ................................    $4.780      $5.220       $6.000      $6.690

Income (loss) from investment operations:
Net investment income(4) ............................................     0.244       0.510        0.578       0.474
Net realized and unrealized gain (loss) on investments ..............     0.612      (0.424)      (0.818)     (1.164)
                                                                         ------      ------       ------      ------
Total from investment operations ....................................     0.856       0.086       (0.240)     (0.690)
                                                                         ------      ------       ------      ------
Less dividends and distributions from:
Net investment income ...............................................    (0.386)     (0.526)      (0.540)          -
                                                                         ------      ------       ------      ------
Total dividends and distributions ...................................    (0.386)     (0.526)      (0.540)          -
                                                                         ------      ------       ------      ------

Net asset value, end of period ......................................    $5.250      $4.780       $5.220      $6.000
                                                                         ======      ======       ======      ======

Total return(5) .....................................................    18.87%       1.65%       (4.38%)    (10.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................   $42,258     $13,529       $5,715        $850
Ratio of expenses to average net assets .............................     0.94%       0.93%        0.94%       0.93%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..........................     0.96%       0.93%        0.94%       0.93%
Ratio of net investment income to average net assets ................     9.85%      10.81%       10.67%      11.00%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly .........     9.83%      10.81%       10.67%      11.00%
Portfolio turnover ..................................................    1,010%        587%         557%        226%

--------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007 and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                    High Yield-9

Delaware VIP Trust-Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $978 for the six months ended June 30, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003, were approximately $2,578. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                                   High Yield-10

Delaware VIP Trust-Delaware VIP High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,           Other
        Investment            transfer agent fees,         expenses
        management              accounting fees            payable
      fee payable to           and other expenses           to DMC
           DMC                   payable to DSC         and affiliates
      --------------          --------------------      --------------
         $25,653                     $4,998                $9,017

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .................. $370,061,398
Sales ...................... $335,048,517

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate           Aggregate
 Cost of              unrealized          unrealized           Net unrealized
investments          appreciation        depreciation           appreciation
-----------          ------------        ------------          --------------
$102,402,026          $5,728,137         $(2,807,792)             $2,920,345

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                             Six Months          Year
                               Ended             Ended
                              6/30/03*          12/31/02
                             ----------         --------
Ordinary income             $5,837,578         $5,907,598

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                   High Yield-11

Delaware VIP Trust-Delaware VIP High Yield Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $155,531,902
Undistributed ordinary income ....................      3,865,760
Undistributed net realized capital gain
  on investments .................................      5,444,248
Capital loss carryforwards .......................    (60,131,313)
Unrealized appreciation of investments ...........      2,920,345
                                                     ------------
Net assets .......................................   $107,630,942
                                                     ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,033,766 expires in 2007, $24,445,622 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months    Year
                                                          Ended       Ended
                                                         6/30/03    12/31/02
                                                        ----------  --------
Shares sold:
   Standard Class .................................     5,161,407   4,787,904
   Service Class ..................................     8,360,300   2,884,504

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .................................       857,145   1,080,138
   Service Class ..................................       387,541     158,022
                                                       ----------  ----------
                                                       14,766,393   8,910,568
                                                       ----------  ----------
Shares repurchased:
   Standard Class .................................    (3,611,612) (5,667,880)
   Service Class ..................................    (3,523,356) (1,307,993)
                                                       ----------  ----------
                                                       (7,134,968) (6,975,873)
                                                       ----------  ----------
Net increase ......................................     7,631,425   1,934,695
                                                       ==========  ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Credit and Market Risk
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                   High Yield-12

Delaware VIP Trust-Delaware VIP International Value Equity Series
Statement of Net Assets***
June 30, 2003 (Unaudited)

                                                       Number of     Market
                                                         Shares       Value
                                                                    (U.S. $)
    Common Stock-98.37%
    Australia-12.80%
    Amcor .........................................     711,064   $ 3,872,226
    Coles Myer ....................................     420,545     1,974,270
    Foster's Group ................................   1,474,044     4,161,869
    National Australia Bank .......................     201,401     4,524,830
    Orica .........................................     207,057     1,503,884
    Telstra .......................................     927,396     2,736,616
                                                                  -----------
                                                                   18,773,695
                                                                  -----------
    Belgium-1.10%
    Electrabel ....................................       6,357     1,619,884
                                                                  -----------
                                                                    1,619,884
                                                                  -----------
    Finland-0.84%
   *Upm-Kymmene ...................................      84,476     1,232,972
                                                                  -----------
                                                                    1,232,972
                                                                  -----------
    France-8.18%
   *Compagnie de Saint-Gobain .....................      79,571     3,131,434
    Societe Generale ..............................      71,968     4,561,973
   *Total Fina Elf Class B ........................      28,554     4,315,162
                                                                  -----------
                                                                   12,008,569
                                                                  -----------
    Germany-6.12%
   *Bayer .........................................     148,500     3,427,652
   *Bayerische Hypo-und Vereinsbank ...............     119,458     1,961,668
   *RWE ...........................................     118,844     3,589,280
                                                                  -----------
                                                                    8,978,600
                                                                  -----------
    Hong Kong-2.67%
    Hong Kong Electric ............................     527,000     2,067,952
    Wharf Holdings ................................     965,285     1,856,758
                                                                  -----------
                                                                    3,924,710
                                                                  -----------
    Italy-3.48%
   *Banca Intesa ..................................   1,598,927     5,113,616
                                                                  -----------
                                                                    5,113,616
                                                                  -----------
    Japan-16.05%
   *Canon .........................................     129,000     5,919,550
   *Eisai .........................................     122,800     2,526,055
    Hitachi .......................................     467,000     1,979,621
   *Kinki Coca-Cola Bottling ......................      57,000       318,526
    Matsushita Electric Industrial ................     215,000     2,128,961
    Millea Holdings ...............................         162     1,238,526
    Murata Manufacturing ..........................      73,000     2,869,540
    Takeda Chemical Industries ....................      54,800     2,021,770
    Toyota Motor ..................................     115,200     2,983,735
   *West Japan Railway ............................         418     1,583,927
                                                                  -----------
                                                                   23,570,211
                                                                  -----------
    Netherlands-6.81%
    ING Groep .....................................     139,741     2,427,935
    Reed Elsevier .................................     231,384     2,728,840
    Royal Dutch Petroleum .........................     104,318     4,842,056
                                                                  -----------
                                                                    9,998,831
                                                                  -----------

                                                          Number of    Market
                                                           Shares       Value
                                                                      (U.S. $)
    Common Stock (continued)
    New Zealand-2.32%
    Carter Holt Harvey ............................       355,986   $   373,057
   *Telecom Corporation of New Zealand ............       989,447     3,035,384
                                                                    -----------
                                                                      3,408,441
                                                                    -----------
    Republic of Korea-1.54%
    POSCO ADR .....................................        86,471     2,264,675
                                                                    -----------
                                                                      2,264,675
                                                                    -----------
    Singapore-2.13%
    Jardine Matheson Holdings .....................       268,222     1,649,565
    Overseas Chinese Banking ......................       261,000     1,482,112
                                                                    -----------
                                                                      3,131,677
                                                                    -----------
    South Africa-1.71%
    Sanlam ........................................     1,044,566       973,630
    Sasol .........................................       138,397     1,539,690
                                                                    -----------
                                                                      2,513,320
                                                                    -----------
    Spain-7.23%
    Banco Santander Central Hispanoamericano ......       355,531     3,115,131
   *Endesa ........................................        29,352       491,439
   *Iberdrola1 ....................................        51,941     2,631,180
   +Telefonica ....................................       377,019     4,377,122
                                                                    -----------
                                                                     10,614,872
                                                                    -----------
    United Kingdom-25.39%
    Aviva .........................................       202,836     1,408,292
    BG Group ......................................       751,140     3,337,337
    Boots .........................................       383,369     4,112,006
    Brambles Industries ...........................       616,688     1,668,909
   +British Airways ...............................       703,996     1,774,495
    Cable & Wireless ..............................       529,700       985,530
    GKN ...........................................       482,000     1,771,692
    GlaxoSmithKline ...............................       227,602     4,593,313
    GUS ...........................................       408,976     4,572,256
    HBOS ..........................................       307,509     3,978,298
   +Intercontinental Hotels Group .................       335,657     2,387,242
    Lloyds TSB Group ..............................       396,177     2,814,400
   +Mitchells & Butlers ...........................       335,657     1,298,859
    Rio Tinto .....................................       135,375     2,553,337
                                                                    -----------
                                                                     37,255,966
                                                                    -----------

    Total Common Stock
       (cost $148,973,384) ........................                 144,410,039
                                                                    -----------

                                                           International Value-1

Delaware VIP Trust-Delaware VIP International Value Equity Series
Statement of Net Assets (continued)

                                                           Principal    Market
                                                            Amount       Value
                                                                       (U.S. $)
REPURCHASE AGREEMENTS-1.62%
With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $763,000 U.S. Treasury Notes
  1.625% due 1/31/05, market
  value $773,425) ......................................   $758,000    $758,000
With Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $107,000 U.S. Treasury Notes
  3.00% due 2/29/04, market value
  $109,520 and $473,000 U.S.
  Treasury Notes 5.25% due 5/15/04,
  market value $494,357) ................................   592,000     592,000
With J. P. Morgan Securities 1.07%
  7/1/03 (dated 6/30/03, collateralized
  by $267,000 U.S. Treasury Notes
  11.875% due 11/15/03, market
  value $281,734) .......................................   275,000     275,000
With UBS Warburg 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $760,000 U.S. Treasury Notes
  2.125% due 8/31/04, market
  value $774,182) .......................................   758,000     758,000
                                                                      ---------
Total Repurchase Agreements
 (cost $2,383,000) ......................................             2,383,000
                                                                      ---------

TOTAL MARKET VALUE OF SECURITIES-99.99% (cost $151,356,384) ......  146,793,039

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES-18.64% (cost $27,362,879)#...........................   27,362,879

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(18.64%)#......  (27,362,879)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.01%.............       17,565
                                                                   ------------
NET ASSETS APPLICABLE TO 11,619,822 SHARES OUTSTANDING-100.00% ... $146,810,604
                                                                   ============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
  STANDARD CLASS ($146,714,693 / 11,612,235 SHARES) ..............       $12.63
                                                                         ======
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
  SERVICE CLASS ($95,911 / 7,587 SHARES)..........................       $12.64
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par).... $155,343,545
Undistributed net investment income**.............................    2,708,412
Accumulated net realized loss on investments......................   (6,683,161)
Net unrealized depreciation of investments and foreign currencies.   (4,558,192)
                                                                   ------------
Total net assets.................................................  $146,810,604
                                                                   ============
--------------
  +Non-income producing security for the period ended June 30, 2003.
  #See Note # 8 in "Notes to Financial Statements".
  *Fully or partially on loan.
 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #10 to the Financial Statements.

   ADR-American Depositary Receipts

                             See accompanying notes

                                                           International Value-2

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends.........................................................  $ 3,680,822
Security lending income...........................................       33,022
Interest..........................................................        6,350
Foreign tax withheld..............................................     (316,424)
                                                                    -----------
                                                                      3,403,770
                                                                    -----------
Expenses:
Management fees...................................................      573,362
Custodian fees....................................................       33,742
Accounting and administration expenses............................       30,130
Professional fees.................................................       10,341
Dividend disbursing and transfer agent fees and expenses .........        6,710
Reports and statements to shareholders............................        6,700
Trustees' fees....................................................        4,260
Registration fees.................................................        1,000
Distribution expenses-Service Class...............................           80
Other.............................................................       20,111
                                                                    -----------
                                                                        686,436
Less expenses absorbed or waived..................................      (15,419)
Less waived distribution expenses-Service Class ..................           (8)
Less expenses paid indirectly.....................................       (1,619)
                                                                    -----------
Total expenses....................................................      669,390
                                                                    -----------

NET INVESTMENT INCOME.............................................    2,734,380
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments......................................................   (3,611,584)
 Foreign currencies...............................................       45,223
                                                                    -----------
Net realized loss.................................................   (3,566,361)
Net change in unrealized appreciation / depreciation of
 investments and foreign currencies ..............................   20,745,763
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES...............................   17,179,402
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................................................  $19,913,782
                                                                    ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

                                                      Six Months      Year
                                                     Ended 6/30/03    Ended
                                                      (Unaudited)    12/31/02
                                                     -------------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income.............................    $  2,734,380 $  3,468,020
Net realized gain (loss) on investments
 and foreign currencies ..........................      (3,566,361)     834,317
Net change in unrealized appreciation /
 depreciation of investments and
 foreign currencies ..............................      20,745,763  (21,645,927)
                                                      ------------ ------------
Net increase (decrease) in net assets
 resulting from operations........................      19,913,782  (17,343,590)
                                                      ------------ ------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class...................................      (3,587,303)  (3,851,460)
 Service Class....................................          (2,115)        (305)
Net realized gain on investments:
 Standard Class...................................      (3,473,057) (10,360,969)
 Service Class....................................          (2,172)        (888)
                                                      ------------ ------------
                                                        (7,064,647) (14,213,622)
                                                      ------------ ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...................................       1,530,411   66,928,065
 Service Class....................................          31,724       51,573
Net asset value of shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class...................................       7,060,360   14,212,429
 Service Class....................................           4,287        1,193
                                                      ------------ ------------
                                                         8,626,782   81,193,260
                                                      ------------ ------------
Cost of shares repurchased:
 Standard Class...................................     (16,779,814) (99,007,046)
 Service Class....................................          (4,404)      (1,904)
                                                      ------------ ------------
                                                       (16,784,218) (99,008,950)
                                                      ------------ ------------
Decrease in net assets derived from
 capital share transactions.......................      (8,157,436) (17,815,690)
                                                      ------------ ------------

NET INCREASE (DECREASE) IN
 NET ASSETS ......................................       4,691,699  (49,372,902)

NET ASSETS:
 Beginning of period .............................     142,118,905  191,491,807
                                                      ------------ ------------
 End of period ...................................    $146,810,604 $142,118,905
                                                      ============ ============

                             See accompanying notes

                                                           International Value-3

Delaware VIP Trust-Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Delaware VIP International Value Equity Series Standard Class
                                                    Six Months
                                                      Ended
                                                    6/30/03(1)                         Year Ended December 31,
                                                    (Unaudited)       2002         2001         2000          1999         1998
                                                   ------------------------------------------------------------------------------

Net asset value, beginning of period...............  $11.550        $13.900      $17.940      $18.630      $16.480       $15.520

Income (loss) from investment operations:
Net investment income(2)...........................    0.231          0.254        0.277        0.387        0.371         0.386
Net realized and unrealized gain (loss)
 on investments and foreign currencies.............    1.467         (1.556)      (2.578)      (0.340)       2.161         1.169
                                                     -------        -------      -------      -------      -------       -------
Total from investment operations...................    1.698         (1.302)      (2.301)       0.047        2.532         1.555
                                                     -------        -------      -------      -------      -------       -------

Less dividends and distributions from:
Net investment income..............................   (0.314)        (0.284)      (0.435)      (0.405)      (0.356)       (0.595)
Net realized gain on investments...................   (0.304)        (0.764)      (1.304)      (0.332)      (0.026)            -
                                                     -------        -------      -------      -------      -------       -------
Total dividends and distributions..................   (0.618)        (1.048)      (1.739)      (0.737)      (0.382)       (0.595)
                                                     -------        -------      -------      -------      -------       -------

Net asset value, end of period....................   $12.630        $11.550      $13.900      $17.940      $18.630       $16.480
                                                     =======        =======      =======      =======      =======       =======

Total return(3)...................................    15.68%        (10.40%)     (12.83%)       0.53%       15.76%        10.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...........  $146,715       $142,065     $191,481     $270,167     $304,060      $243,536
Ratio of expenses to average net assets...........     0.99%          0.98%        0.95%        0.95%        0.92%         0.87%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly..     1.01%          1.02%        1.01%        1.02%        0.94%         0.88%
Ratio of net investment income to average net
 assets...........................................     4.05%          1.99%        1.84%        2.24%        2.16%         2.41%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid
 indirectly.......................................     4.03%          1.95%        1.78%        2.17%        2.14%         2.40%
Portfolio turnover................................       11%            13%          11%           9%           9%            5%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           International Value-4

Delaware VIP Trust-Delaware VIP International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Delaware VIP International Value Equity Series Service Class
                                                                            Six Months
                                                                               Ended                                 5/1/00(2)
                                                                             6/30/03(1)    Year Ended December 31,      to
                                                                            (Unaudited)     2002          2001       12/31/00
                                                                      ------------------------------------------------------------
Net asset value, beginning of period ................................         $11.550      $13.900      $17.930      $16.780

Income (loss) from investment operations:
Net investment income(3) ............................................           0.220        0.236        0.255        0.270
Net realized and unrealized gain (loss)
 on investments and foreign currencies ..............................           1.470       (1.559)      (2.561)       0.880
                                                                              -------      -------      -------       ------
Total from investment operations ....................................           1.690       (1.323)      (2.306)       1.150
                                                                              -------      -------      -------       ------

Less dividends and distributions from:
Net investment income. ..............................................          (0.296)      (0.263)      (0.420)          -
Net realized gain on investments ....................................          (0.304)      (0.764)      (1.304)          -
                                                                              -------      -------      -------       ------
Total dividends and distributions. ..................................          (0.600)      (1.027)      (1.724)          -
                                                                              -------      -------      -------       ------

Net asset value, end of period ......................................         $12.640      $11.550      $13.900      $17.930
                                                                              =======      =======      =======      =======

Total return(4) .....................................................          15.59%      (10.54%)     (12.88%)       6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................             $96          $54          $11           $5
Ratio of expenses to average net assets .............................           1.17%        1.13%        1.10%        1.09%
Ratio of expenses to average net assets prior to expense limitation
 and expenses paid indirectly .......................................           1.21%        1.17%        1.16%        1.17%
Ratio of net investment income to average net assets ................           3.87%        1.84%        1.69%        2.34%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly .................           3.83%        1.80%        1.63%        2.26%
Portfolio turnover ..................................................             11%          13%          11%           9%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                           International Value-5

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,619 for the six months ended June 30, 2003. The expense paid under the above arrangement is included under other on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".
                                                           International Value-6

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DIAL has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing,            Other
                Investment       transfer agent fees,          expenses
                management            accounting                payable
              fee payable to      and other expenses            to DIAL
                   DIAL             payable to DSC          and affiliates
              --------------     --------------------       --------------
                  $28,921               $5,327                  $5,156

Certain officers of DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases.................    $ 7,326,957
 Sales.....................    $20,301,005

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                            Aggregate           Aggregate
       Cost of             unrealized           unrealized      Net unrealized
     investments          appreciation         depreciation      depreciation
    ------------          ------------         ------------     --------------
    $152,733,601           $23,268,337         $(29,208,899)     $(5,940,562)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                           Six Months             Year
                                             Ended               Ended
                                            6/30/03*            12/31/02
                                          -----------         -----------
Ordinary income..................         $3,589,418          $ 3,936,366
Long-term capital gain...........          3,475,229           10,277,256
                                          ----------          -----------
Total............................         $7,064,647          $14,213,622
                                          ==========          ===========
-----------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                           International Value-7

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .................... $155,343,545
Undistributed ordinary income ....................    2,722,392
Net realized losses on foreign currencies ........      (16,913)
Net realized capital losses on investments .......   (5,303,011)
Unrealized depreciation of investments and
 foreign currencies ..............................   (5,935,409)
                                                   ------------
Net assets ....................................... $146,810,604
                                                   ============

5. Capital Shares
Transactions in capital shares were as follows:

                                           Six Months                Year
                                              Ended                 Ended
                                             6/30/03               12/31/02
                                           ----------              --------
Shares sold:
 Standard Class........................      131,507              5,051,203
 Service Class.........................        2,873                  3,994

Shares issued upon reinvestment of dividends and distributions:
 Standard Class........................      661,701              1,061,421
 Service Class.........................          401                     89
                                          ----------             ----------
                                             796,482              6,116,707
                                          ----------             ----------
Shares repurchased:
 Standard Class........................   (1,475,821)            (7,588,979)
 Service Class.........................         (369)                  (156)
                                          ----------             ----------
                                          (1,476,190)            (7,589,135)
                                          ----------             ----------
Net decrease...........................     (679,708)            (1,472,428)
                                          ==========             ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.



                                                           International Value-8

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

7. Foreign Exchange Contracts (continued)
The following forward foreign currency exchange contracts were outstanding at June 30, 2003:

             Contracts           In Exchange      Settlement     Unrealized
             to Receive              For             Date       Depreciation
             ----------          -----------      ----------    ------------
      17,541,603 Japanese Yen      $146,767         7/1/03         $(678)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003, the market value of the securities on loan was $25,785,622.

The securities on loan were collateralized by the following:

Description                                          Market Value
-----------                                         -------------
Lehman Brothers 1.425% 7/1/03                       $14,727,596
Fannie Mae 1.0549% 1/29/04                            8,896,086
Goldman Sachs Group 1.515% 7/14/03                    1,245,499
Merrill Lynch Mortgage Capital 1.475% 7/7/03          1,067,570
Wilmington Trust Company 1.26% 7/21/03                  892,385
Morgan Stanley 1.28% 8/2/04                             355,857
Canadian Imperial Bank NY 1.1594% 10/9/03               177,886
                                                    ===========
                                                    $27,362,879

9. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.




                                                           International Value-9

Delaware VIP Trust-Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)



10. Industry Allocation
As of June 30, 2003, the Series' investment securities classified by type of business were as follows:

Industry                                         Percentage of net assets
--------                                         ------------------------
Automobiles & Auto Parts                                  3.24%
Banking & Finance                                        22.81%
Capital Goods                                             2.13%
Commercial Services                                       1.14%
Consumer Durables                                         1.45%
Energy                                                    9.56%
Food, Beverage & Tobacco                                  3.05%
Healthcare & Pharmaceuticals                              6.23%
Leisure, Lodging & Entertainment                          2.51%
Insurance                                                 2.47%
Materials                                                10.37%
Media                                                     1.86%
Retail                                                    7.26%
Technology                                                7.34%
Telecommunications                                        7.58%
Transportation                                            2.29%
Utilities                                                 7.08%
                                                         ------
                                                         98.37%
                                                         ======
11. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                          International Value-10

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                         Number of     Market
                                          Shares        Value
  Common Stock-98.19%
  Aerospace & Defense-2.75%
  Boeing...................               65,000   $  2,230,800
  Honeywell International..              102,500      2,752,125
  Raytheon.................               79,800      2,620,632
                                                   ------------
                                                      7,603,557
                                                   ------------
  Automobiles & Automotive Parts-1.03%
  General Motors...........               79,600      2,865,600
                                                      2,865,600
  Banking & Finance-20.39%
  Bank of America..........               76,311      6,030,859
  Bank of New York........               145,300      4,177,375
  Charter One Financial....                6,900        215,142
  Citigroup................              126,200      5,401,360
  Comerica.................               77,100      3,585,150
  FleetBoston Financial....              123,700      3,675,127
  Goldman Sachs Group......               51,800      4,338,250
  J.P. Morgan Chase........              172,890      5,909,380
  KeyCorp..................              105,100      2,655,877
  MBNA.....................              102,800      2,142,352
  Mellon Financial.........              173,200      4,806,300
  Morgan Stanley...........              130,500      5,578,875
  U.S. Bancorp.............              236,600      5,796,700
  Wells Fargo..............               43,000      2,167,200
                                                   ------------
                                                     56,479,947
                                                   ------------
  Cable, Media & Publishing-1.71%
  Gannett..................               21,300      1,636,053
  Knight-Ridder............               19,100      1,316,563
 +Westwood One.............               52,300      1,774,539
                                                   ------------
                                                      4,727,155
                                                   ------------
  Chemicals-2.37%
  Air Products & Chemicals.               41,900      1,743,040
  Dow Chemical.............               88,300      2,733,768
  duPont (E.I.) deNemours..               50,300      2,094,492
                                                   ------------
                                                      6,571,300
                                                   ------------
  Computers & Technology-5.99%
 +Cisco Systems............              199,700      3,313,023
  First Data...............               49,600      2,055,424
 +Intuit...................               18,000        801,540
  Microsoft................              168,300      4,310,163
 +Oracle...................              323,500      3,888,470
  Pitney Bowes.............               58,000      2,227,780
                                                   ------------
                                                     16,596,400
                                                   ------------
  Consumer Products-6.78%
  3M.......................               16,400      2,115,272
  Black & Decker...........               35,700      1,551,165
  Clorox...................               48,900      2,085,585
  Gillette.................               62,500      1,991,250
  Kimberly-Clark...........              104,800      5,464,272
  Newell Rubbermaid........              199,000      5,572,000
                                                   ------------
                                                     18,779,544
                                                   ------------
  Electronics & Electrical Equipment-4.44%
  Eaton....................               22,700      1,784,447
  Emerson Electric.........               40,400      2,064,440
  General Electric.........              143,700      4,121,316
  Intel....................              208,100      4,325,150
                                                   ------------
                                                     12,295,353
                                                   ------------

                                         Number of     Market
                                          Shares        Value
  Common Stock (continued)
  Energy-7.41%
  ChevronTexaco............               86,700   $  6,259,740
  Exxon Mobil..............              150,506      5,404,670
  Kerr-McGee...............               61,900      2,773,120
  Occidental Petroleum.....              120,200      4,032,710
 *Royal Dutch Petroleum....               43,800      2,041,956
                                                   ------------
                                                     20,512,196
                                                   ------------
  Food, Beverage & Tobacco-6.74%
  Anheuser-Busch...........               57,400      2,930,270
  Coca-Cola................               45,100      2,093,091
  General Mills............               68,800      3,261,808
  Kellogg..................               95,100      3,268,587
  Kraft Foods Class A......               57,000      1,855,350
  PepsiCo..................               60,100      2,674,450
  Sysco....................               86,000      2,583,440
                                                   ------------
                                                     18,666,996
                                                   ------------
  Healthcare & Pharmaceuticals-8.24%
  Abbott Laboratories......               95,400      4,174,704
  Baxter International.....              171,200      4,451,200
  Bristol-Myers Squibb.....              126,700      3,439,905
  Pfizer...................              157,680      5,384,772
  Wyeth....................              118,200      5,384,010
                                                   ------------
                                                     22,834,591
                                                   ------------
  Industrial Machinery-1.25%
  Caterpillar..............               45,000      2,504,700
  Deere & Company..........               21,000        959,700
                                                   ------------
                                                      3,464,400
                                                   ------------
  Insurance-10.47%
  Allstate................               103,400      3,686,210
  Chubb....................               94,400      5,664,000
  John Hancock Financial
   Services................              134,700      4,139,331
  Marsh & McLennan.........               93,100      4,754,617
  MBIA.....................               54,400      2,652,000
  MGIC Investment..........               58,700      2,737,768
  Prudential Financial.....               29,600        996,040
  Travelers Property &
    Casualty Class A ......                    2             32
  Travelers Property &
    Casualty Class B.......                    1             16
  XL Capital Class A.......               52,600      4,365,800
                                                   ------------
                                                     28,995,814
                                                   ------------
  Leisure, Lodging & Entertainment-2.53%
  Darden Restaurants.......              109,100      2,070,718
 +MGM MIRAGE...............               73,000      2,495,140
  Starwood Hotels & Resorts
    Worldwide..............               85,300      2,438,727
                                                   ------------
                                                      7,004,585
                                                   ------------
  Metals & Mining-1.57%
  Alcoa....................               91,900      2,343,450
  Rio Tinto ADR............               26,300      2,013,265
                                                   ------------
                                                      4,356,715
                                                   ------------
  Paper & Forest Products-1.63%
  International Paper......               86,967      3,107,331
  Weyerhaeuser.............               26,300      1,420,200
                                                   ------------
                                                      4,527,531
                                                   ------------
  Retail-2.29%
  Federated Department
    Stores.................               66,800      2,461,580
  Limited Brands...........              250,600      3,884,300
                                                   ------------
                                                      6,345,880
                                                   ------------

                                                               Large-Cap Value-1

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Statement of Net Assets (continued)

                                         Number of     Market
                                          Shares        Value
  Common Stock (continued)
  Telecommunications-4.28%
  ALLTEL...................               59,700   $  2,878,734
  BCE......................               97,300      2,248,603
  BellSouth................               82,600      2,199,638
  SBC Communications.......               92,924      2,374,208
  Verizon Communications...               54,170      2,137,007
                                                   ------------
                                                     11,838,190
                                                   ------------
  Textiles, Apparel & Furniture-0.64%
  NIKE Class B.............               33,000      1,765,170
                                                   ------------
                                                      1,765,170
                                                   ------------
  Utilities-5.68%
  Dominion Resources.......               54,500      3,502,715
  Exelon...................               34,700      2,075,407
  FirstEnergy..............               81,600      3,137,520
  FPL Group................               51,300      3,429,405
  Public Service Enterprise
    Group..................               84,500      3,570,125
                                                   ------------
                                                     15,715,172
                                                   ------------
  Total Common Stock
    (cost $250,194,021)....                         271,946,096
                                                   ------------

                                       Principal       Market
                                        Amount          Value
  Repurchase Agreements-2.48%
  With BNP Paribas 1.08%
    7/1/03 (dated 6/30/03,
    collateralized by
    $2,199,000 U.S.
    Treasury Notes 1.625%
    due 1/31/05, market
    value $2,228,099)..........       $2,183,000     $2,183,000
  With Cantor Fitzgerald
    1.12% 7/1/03 (dated
    6/30/03, collateralized
    by $308,000 U.S.
    Treasury Notes 3.00%
    due 2/29/04, market
    value $315,508 and
    $1,364,000 U.S.
    Treasury Notes 5.25%
    due 5/15/04, market
    value $1,424,154)..........        1,705,000      1,705,000
  With J. P. Morgan
    Securities 1.07% 7/1/03
    (dated 6/30/03,
    collateralized by
    $769,000 U.S. Treasury
    Notes 11.875%
    due 11/15/03, market
    value $811,625)............          794,000        794,000
  With UBS Warburg 1.08%
    7/1/03 (dated 6/30/03,
    collateralized by
    $2,188,000 U.S.
    Treasury Notes 2.125%
    due 8/31/04, market
    value $2,230,281)..........        2,183,000      2,183,000
                                                   ------------
  Total Repurchase Agreements
    (cost $6,865,000)..........                       6,865,000
                                                   ------------

  Total Market Value of Securities-100.67% (cost $257,059,021)............................................    278,811,096

  Short Term Investments Held as Collateral for Loaned Securities-0.04% (cost $109,825)**.................        109,825

  Obligation to Return Securities Lending Collateral-(0.04%)**............................................       (109,825)

  Liabilities Net of Receivables and Other Assets-(0.67%).................................................     (1,846,460)
                                                                                                             ------------
  Net Assets Applicable to 19,416,565 Shares Outstanding-100.00%..........................................   $276,964,636
                                                                                                             ============
  Net Asset Value-Delaware VIP Large Cap Value Series Standard Class ($269,210,475 / 18,873,096 Shares)...         $14.26
                                                                                                                   ======
  Net Asset Value-Delaware VIP Large Cap Value Series Service Class ($7,754,161 / 543,469 Shares).........         $14.27
                                                                                                                   ======
  Components of Net Assets at June 30, 2003:
  Shares of beneficial interest (unlimited authorization-no par)..........................................   $333,961,183
  Undistributed net investment income.....................................................................      2,453,167
  Accumulated net realized loss on investments............................................................    (81,201,689)
  Net unrealized appreciation of investments..............................................................     21,751,975
                                                                                                             ------------
  Total net assets........................................................................................   $276,964,636
                                                                                                             ============

--------------------
  +Non- income producing security for the period ended June 30, 2003. *Fully or partially on loan.
**See Note #8 in "Notes to Financial Statements."

  ADR - American Depositary Receipts

                             See accompanying notes

                                                               Large-Cap Value-2

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends............................................   $ 3,285,939
Interest.............................................        23,717
Security lending income..............................         4,450
                                                        -----------
                                                          3,314,106
                                                        -----------
EXPENSES:
Management fees......................................       779,526
Accounting and administration expenses...............        55,351
Professional fees....................................        21,232
Dividend disbursing and transfer agent
 fees and expenses...................................        13,918
Reports and statements to shareholders...............         8,367
Distribution expense-Service Class...................         6,614
Trustees' fees.......................................         4,892
Custodian fees.......................................         4,692
Other................................................        16,817
                                                        -----------
                                                            911,409
Less expenses absorbed or waived.....................       (61,451)
Less waived distribution expenses-Service Class......          (616)
Less expenses paid indirectly........................        (3,145)
                                                        -----------
Total expenses.......................................       846,197
                                                        -----------

NET INVESTMENT INCOME................................     2,467,909
                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.........................................    (8,824,846)
 Foreign currencies..................................           307
                                                        -----------
Net realized loss....................................    (8,824,539)
Net change in unrealized appreciation / depreciation
 of investments......................................    35,593,675
                                                        -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS......................................    26,769,136
                                                        -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................................   $29,237,045
                                                        ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statements of Changes in Net Assets

                                                        Six Months       Year
                                                       Ended 6/30/03    Ended
                                                        (Unaudited)    12/31/02
                                                       -------------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income................................  $  2,467,909   $  4,869,789
Net realized loss on investments and
 foreign currencies..................................    (8,824,539)   (13,762,872)
Net change in unrealized appreciation /
 depreciation of investments.........................    35,593,675    (54,125,984)
                                                       ------------   ------------
Net increase (decrease) in net assets
 resulting from operations...........................    29,237,045    (63,019,067)
                                                       ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class......................................    (4,760,909)    (4,892,083)
 Service Class.......................................      (120,704)       (43,275)
                                                       ------------   ------------
                                                         (4,881,613)    (4,935,358)
                                                       ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class......................................    10,164,838     19,755,583
 Service Class.......................................     2,106,912      4,264,426
Net assets from merger(1):
 Standard Class......................................    18,756,872              -
 Service Class.......................................         3,269              -
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class......................................     4,760,909      4,892,083
 Service Class.......................................       120,704         43,275
                                                       ------------   ------------
                                                         35,913,504     28,955,367
                                                       ------------   ------------
Cost of shares repurchased:
 Standard Class......................................   (28,914,996)   (71,932,364)
 Service Class.......................................      (605,132)      (769,487)
                                                       ------------   ------------
                                                        (29,520,128)   (72,701,851)
                                                       ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions.....................     6,393,376    (43,746,484)
                                                       ------------   ------------
NET INCREASE (DECREASE)
 IN NET ASSETS.......................................    30,748,808   (111,700,909)

NET ASSETS:
Beginning of period..................................   246,215,828    357,916,737
                                                       ------------   ------------
End of period........................................  $276,964,636   $246,215,828
                                                       ============   ============

(1) See Note #6
                             See accompanying notes
                                                               Large-Cap Value-3

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                Delaware VIP Large Cap Value Series Standard Class
                                                      Six Months
                                                        Ended
                                                     6/30/03(1)                    Year Ended December 31,
                                                    (Unaudited)        2002         2001         2000         1999         1998
                                                    -----------------------------------------------------------------------------
Net asset value, beginning of period...........       $13.000        $16.210      $16.910      $17.020      $19.420       $18.800

Income (loss) from investment operations:
Net investment income(2).......................         0.131          0.235        0.217        0.268        0.323         0.361
Net realized and unrealized gain (loss)
 on investments and foreign currencies.........         1.401         (3.215)      (0.886)       1.329       (0.882)        1.636
                                                      -------        -------      -------      -------      -------       -------
Total from investment operations...............         1.532         (2.980)      (0.669)       1.597       (0.559)        1.997
                                                      -------        -------      -------      -------      -------       -------
Less dividends and distributions from:
Net investment income..........................        (0.272)        (0.230)      (0.031)      (0.275)      (0.361)       (0.327)
Net realized gain on investments...............             -              -            -       (1.432)      (1.480)       (1.050)
                                                      -------        -------      -------      -------      -------       -------
Total dividends and distributions..............        (0.272)        (0.230)      (0.031)      (1.707)      (1.841)       (1.377)
                                                      -------        -------      -------      -------      -------       -------
Net asset value, end of period.................       $14.260        $13.000      $16.210      $16.910      $17.020       $19.420
                                                      =======        =======      =======      =======      =======       =======
Total return(3)................................        12.03%        (18.68%)      (3.89%)      11.33%       (2.98%)       11.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)........      $269,210       $240,752     $355,015     $440,442     $501,928      $579,907
Ratio of expenses to average net assets........         0.68%          0.70%        0.68%        0.68%        0.71%         0.71%
Ratio of expenses to average net assets prior
 to expense limitation and expenses
 paid indirectly...............................         0.73%          0.75%        0.73%        0.68%        0.71%         0.71%
Ratio of net investment income to average
 net assets....................................         2.01%          1.61%        1.34%        1.75%        1.75%         2.00%
Ratio of net investment income to average net
 assets prior to expense limitation and
 expenses paid indirectly......................         1.96%          1.56%        1.29%        1.75%        1.75%         2.00%
Portfolio turnover.............................           77%           100%         102%          80%          92%           81%

--------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Large-Cap Value-4

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Delaware VIP Large Cap Value Series Service Class

                                                                    Six Months
                                                                      Ended                                  5/1/00(2)
                                                                   6/30/03(1)      Year Ended December 31,       to
                                                                   (Unaudited)       2002         2001        12/31/00
                                                                   ---------------------------------------------------
Net asset value, beginning of period............................    $12.990         $16.200      $16.910      $14.640

Income (loss) from investment operations:
Net investment income(3)........................................      0.119           0.214        0.193        0.167
Net realized and unrealized gain (loss) on investments
 and foreign currencies.........................................      1.412          (3.218)      (0.886)       2.353
                                                                    -------         -------      -------      -------
Total from investment operations................................      1.531          (3.004)      (0.693)       2.520
                                                                    -------         -------      -------      -------
Less dividends and distributions from:
Net investment income...........................................     (0.251)         (0.206)      (0.017)      (0.250)
                                                                    -------         -------      -------      -------
Total dividends and distributions...............................     (0.251)         (0.206)      (0.017)      (0.250)
                                                                    -------         -------      -------      -------
Net asset value, end of period..................................    $14.270         $12.990      $16.200      $16.910
                                                                    =======         =======      =======      =======
Total return(4).................................................     12.01%         (18.81%)      (4.03%)      17.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted).........................     $7,754          $5,463       $2,902         $421
Ratio of expenses to average net assets.........................      0.86%           0.85%        0.83%        0.79%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly........................      0.93%           0.90%        0.88%        0.79%
Ratio of net investment income to average net assets............      1.83%           1.46%        1.19%        1.63%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly.............      1.76%           1.41%        1.14%        1.63%
Portfolio turnover..............................................        77%            100%         102%          80%

-------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                               Large-Cap Value-5

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Large Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $2,955 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $190. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                               Large-Cap Value-6

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,            Other
             Investment        transfer agent fees,          expenses
             management            accounting                payable
           fee payable to      and other expenses            to DMC
                 DMC             payable to DSC           and affiliates
           --------------     ---------------------       --------------
              $38,066               $11,521                  $39,865

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases.................       $94,068,146
 Sales.....................      $106,968,019

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate               Aggregate
   Cost of           unrealized              unrealized           Net unrealized
 investments        appreciation            depreciation           appreciation
-------------       ------------           --------------         --------------
$265,040,578         $22,183,921            $(8,413,403)            $13,770,518

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                             Six Months              Year
                                               Ended                Ended
                                              6/30/03*             12/31/02
                                            ------------          ----------
Ordinary income.............                $4,881,613            $4,935,358

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........   $333,961,183
Undistributed ordinary income..........      2,453,167
Net realized capital losses
 on investments........................    (30,233,154)
Capital loss carryforwards.............    (42,986,978)
Unrealized appreciation
 of investments........................     13,770,418
                                          ------------
Net assets.............................   $276,964,636
                                          ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $37,327,306 expires in 2008 and $5,659,672 expires in 2010.

                                                               Large-Cap Value-7

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                           Six Months            Year
                                                             Ended               Ended
                                                            6/30/03             12/31/02
                                                            -------             --------
Shares sold:
 Standard Class.......................................      764,148            1,356,754
 Service Class........................................      158,927              293,417

Shares sold from merger(1):
 Standard Class.......................................    1,430,146                    -
 Service Class........................................          249                    -

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class.......................................      373,112              298,662
 Service Class........................................        9,452                2,641
                                                         ----------           ----------
                                                          2,736,034            1,951,474
                                                         ----------           ----------
Shares repurchased:
 Standard Class.......................................   (2,213,008)          (5,043,283)
 Service Class........................................      (45,588)             (54,743)
                                                         ----------           ----------
                                                         (2,258,596)          (5,098,026)
                                                         ----------           ----------
Net increase (decrease)...............................      477,438           (3,146,552)
                                                         ==========           ==========

(1) See Note #6

6. Fund Merger
Effective April 28, 2003, Delaware VIP Large Cap Value Series acquired all of the assets and assumed all of the liabilities of Delaware VIP Devon Series, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware VIP Devon Series received shares of the respective class of Delaware VIP Large Cap Value Series equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of Delaware VIP Large Cap Value Series.

The Reorganization was treated as a non-taxable event and accordingly Delaware VIP Large Cap Value Series' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated realized losses of Delaware VIP Devon Series as of the close of business on April 25, 2003 were as follows:

                                                                               Net             Accumulated       Accumulated
                                                                            unrealized        net realized      net investment
                                                           Net assets      depreciation           loss              loss
                                                          -----------      ------------       ------------      --------------
Delaware VIP Devon Series.............................    $18,760,141      $(2,349,079)       $(16,787,910)        $(291)

The net assets of the Delaware VIP Large Cap Value Series prior to the reorganization were $257,983,938.

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003, the market value of the securities on loan was $107,226.

                                                               Large-Cap Value-8

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
The securities on loan were collateralized by the following:

Description                                     Market Value
-----------                                     ------------
Lehman Brothers 1.43% 7/1/03..................    $  59,111
Fannie Mae 1.06% 1/29/04......................       35,706
Goldman Sachs Group LP 1.52% 7/14/03..........        4,999
Merrill Lynch Mortgage Capital 1.48% 7/7/03...        4,285
Wilmington Trust Company 1.26% 7/21/03........       3,582
Morgan Stanley 1.28% 8/2/04...................        1,428
Canadian Imperial Bank NY 1.16% 10/9/03.......          714
                                                   --------
                                                   $109,825
                                                   ========
9. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                               Large-Cap Value-9

Delaware VIP Trust-Delaware VIP REIT Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                          Number of      Market
                                           Shares        Value
  COMMON STOCK-96.67%
  Diversified REITs-4.91%
  Vornado Realty Trust..............      333,700    $ 14,549,320
                                                     ------------
                                                       14,549,320
                                                     ------------
  Hotel REITs-2.57%
  LaSalle Hotel Properties                516,000       7,626,480
                                                     ------------
                                                        7,626,480
                                                     ------------
  Industrial REITs-10.78%
  AMB Property......................      269,790       7,599,984
  Keystone Property Trust...........      304,700       5,639,997
  ProLogis..........................      685,400      18,711,420
                                                     ------------
                                                       31,951,401
                                                     ------------
  Mall REITs-17.05%
  General Growth Properties.........      235,700      14,717,108
  Macerich..........................       86,600       3,042,258
  Mills.............................      114,400       3,838,120
  Rouse.............................      307,700      11,723,370
  Simon Property Group..............      440,950      17,210,279
                                                     ------------
                                                       50,531,135
                                                     ------------
  Manufactured Housing REITs-1.59%
  Sun Communities...................      120,160       4,722,288
                                                     ------------
                                                        4,722,288
                                                     ------------
  Multifamily REITs-10.15%
  Apartment Investment & Management
   Class A..........................      230,010       7,958,346
  AvalonBay Communities.............      136,673       5,827,737
  Camden Property Trust.............      274,800       9,604,260
  Equity Residential................      257,900       6,692,505
                                                     ------------
                                                       30,082,848
                                                     ------------


                                         Number of      Market
                                          Shares         Value
  COMMON STOCK (continued)
  Office REITs-21.71%
  Alexandria Real Estate Equities         155,070    $  6,978,150
  American Financial Realty Trust         468,900       6,991,299
  CarrAmerica Realty................      381,080      10,597,835
  Equity Office Properties Trust....      784,511      21,189,642
  Prentiss Properties Trust.........      329,880       9,893,101
  SL Green Realty...................      247,990       8,652,371
                                                     ------------
                                                       64,302,398
                                                     ------------
  Office/Industrial REITs-7.83%
  Duke Realty.......................      284,000       7,824,200
  Liberty Property Trust............      191,460       6,624,516
  Reckson Associates Realty.........      420,290       8,767,249
                                                     ------------
                                                       23,215,965
                                                     ------------
  Real Estate Operating Companies-5.98%
+Catellus Development...............      357,900       7,873,800
  Hilton Hotels.....................      384,200       4,913,918
  Starwood Hotels & Resorts
   Worldwide........................      172,900       4,943,211
                                                     ------------
                                                       17,730,929
                                                     ------------
  Retail Outlet Center REITs-3.38%
  Chelsea Property Group............      248,600      10,021,066
                                                     ------------
                                                       10,021,066
                                                     ------------
  Retail Strip Centers REITs-10.72%
  Developers Diversified Realty.....      363,100      10,326,564
  Equity One........................      219,100       3,593,240
  Federal Realty Investment Trust...      220,100       7,043,200
  Ramco-Gershenson Properties.......      268,400       6,253,720
  Regency Centers...................      130,200       4,554,396
                                                     ------------
                                                       31,771,120
                                                     ------------
  Total Common Stock
   cost $266,428,288)...............                  286,504,950
                                                     ------------
                                                                          REIT-1

Delaware VIP Trust-Delaware VIP REIT Series
Statement of Net Assets (continued)

                                                       Principal       Market
                                                        Amount          Value
REPURCHASE AGREEMENTS-2.50%
With BNP Paribas 1.08% 7/1/03
 (dated 6/30/03, collateralized by
 $2,375,000 U.S. Treasury Notes 1.625%
 due 1/31/05, market value $2,407,256)...........      $2,358,000     $2,358,000
With Cantor Fitzgerald 1.12% 7/1/03
 (dated 6/30/03, collateralized by
 $333,000 U.S. Treasury Notes
 3.00% due 2/29/04, market value
 $340,877 and $1,474,000 U.S. Treasury
 Notes 5.25% due 5/15/04,
 market value $1,538,668)........................       1,842,000      1,842,000

                                                       Principal       Market
                                                        Amount          Value
REPURCHASE AGREEMENTS (continued)
With J.P. Morgan Securities 1.07% 7/1/03
 (dated 6/30/03, collateralized by
 $831,000 U.S. Treasury Notes 11.875%
 due 11/15/03, market value $876,886)............        $859,000    $  859,000
With UBS Warburg 1.08% 7/1/03 (dated
 6/30/03, collateralized by
 $2,364,000 U.S. Treasury Notes 2.125%
 due 8/31/04, market value $2,409,613)...........       2,358,000     2,358,000
                                                                     ----------
Total Repurchase Agreements
 (cost $7,417,000)...............................                     7,417,000
                                                                     ----------



TOTAL MARKET VALUE OF SECURITIES-99.17%(cost $273,845,288).......   293,921,950

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.83%............     2,463,803
                                                                   ------------
NET ASSETS APPLICABLE TO 23,556,757 SHARES OUTSTANDING-100.00%...  $296,385,753
                                                                   ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS
 ($257,235,206 / 20,446,249 SHARES)..............................        $12.58
                                                                         ======
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS
 ($39,150,547 / 3,110,508 SHARES)................................        $12.59
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par)...  $271,200,061
Undistributed net investment income..............................     6,372,833
Accumulated net realized loss on investments.....................    (1,263,803)
Net unrealized appreciation of investments.......................    20,076,662
                                                                   ------------
Total net assets.................................................  $296,385,753
                                                                   ============
------------------
+Non-income producing security for the period ended June 30, 2003.

REIT - Real Estate Investment Trust

                             See accompanying notes
                                                                          REIT-2

Delaware VIP Trust-
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends........................................     $ 4,930,101
Interest.........................................          71,730
                                                      -----------
                                                        5,001,831
                                                      -----------
EXPENSES:
Management fees..................................         977,432
Accounting and administration expenses...........          58,350
Distribution expenses-Service Class..............          33,556
Reports and statements to shareholders...........          22,817
Professional fees................................          20,730
Dividend disbursing and transfer agent fees
 and expenses....................................          13,590
Custodian fees...................................          11,298
Registration fees................................           5,614
Trustees' fees...................................           4,390
Other............................................          34,522
                                                      -----------
                                                        1,182,299
Less expenses absorbed or waived.................            (390)
Less waived distribution expenses-Service Class..          (3,096)
Less expenses paid indirectly....................          (3,526)
                                                      -----------
Total expenses...................................       1,175,287
                                                      -----------

NET INVESTMENT INCOME............................       3,826,544
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments.................         379,316
Net change in unrealized appreciation /
 depreciation of investments.....................      24,671,178
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS..................................      25,050,494
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.................................     $28,877,038
                                                      ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP REIT Series
Statements of Changes in Net Assets

                                           Six Months
                                             Ended            Year
                                            6/30/03           Ended
                                           (Unaudited)      12/31/02
                                          ------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income..................   $  3,826,544    $  8,762,528
Net realized gain on investments.......        379,316       1,102,096
Net change in unrealized appreciation/
 depreciation of investments...........     24,671,178     (10,504,963)
                                          ------------    ------------
Net increase (decrease) in net assets
 resulting from operations.............     28,877,038        (640,339)
                                          ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................     (6,332,149)     (3,095,769)
 Service Class.........................       (876,297)       (275,611)
Net realized gain on investments:
 Standard Class........................     (1,944,081)     (1,923,869)
 Service Class.........................       (283,985)       (180,984)
                                          ------------    ------------
                                            (9,436,512)     (5,476,233)
                                          ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................     40,372,872     170,102,287
 Service Class.........................     11,489,959      28,862,813
Net asset value of shares issued
 upon reinvestment of dividends
 and distributions:
 Standard Class........................      8,276,230       5,019,638
 Service Class.........................      1,160,282         456,595
                                          ------------    ------------
                                            61,299,343     204,441,333
                                          ------------    ------------
Cost of shares repurchased:
 Standard Class........................    (34,082,863)    (43,587,371)
 Service Class.........................     (4,249,470)     (9,165,279)
                                          ------------    ------------
                                           (38,332,333)    (52,752,650)
                                          ------------    ------------
Increase in net assets derived from
 capital share transactions............     22,967,010     151,688,683
                                          ------------    ------------
NET INCREASE IN NET ASSETS.............     42,407,536     145,572,111

NET ASSETS:
Beginning of period....................    253,978,217     108,406,106
                                          ------------    ------------
End of period..........................   $296,385,753    $253,978,217
                                          ============    ============

                             See accompanying notes
                                                                         REIT-3

Delaware VIP Trust-Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           Delaware VIP REIT Series Standard Class

                                                       Six Months
                                                         Ended                                                             5/4/98(2)
                                                       6/30/03(1)                  Year Ended December 31,                    to
                                                      (Unaudited)        2002         2001         2000          1999      12/31/98
                                                      ------------------------------------------------------------------------------
Net asset value, beginning of period............        $11.730        $11.700      $11.020       $8.670       $9.100       $10.000

Income (loss) from investment operations:
Net investment income(3)........................          0.174          0.534        0.571        0.532        0.334         0.217
Net realized and unrealized gain (loss)
 on investments.................................          1.123          0.010        0.361        2.100       (0.574)       (1.117)
                                                        -------        -------      -------      -------       ------       -------
Total from investment operations................          1.297          0.544        0.932        2.632       (0.240)       (0.900)
                                                        -------        -------      -------      -------       ------       -------
Less dividends and distributions from:
Net investment income...........................         (0.342)        (0.317)      (0.209)      (0.282)      (0.190)            -
Net realized gain on investments................         (0.105)        (0.197)      (0.043)           -            -             -
                                                        -------        -------      -------      -------       ------       -------
Total dividends and distributions...............         (0.447)        (0.514)      (0.252)      (0.282)      (0.190)            -
                                                        -------        -------      -------      -------       ------       -------
Net asset value, end of period..................        $12.580        $11.730      $11.700      $11.020       $8.670       $ 9.100
                                                        =======        =======      =======      =======       ======       =======
Total return(4).................................         11.36%          4.52%        8.79%       31.33%       (2.61%)       (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted).........       $257,235       $225,826      $99,787      $57,664      $11,624        $5,562
Ratio of expenses to average net assets.........          0.88%          0.84%        0.85%        0.85%        0.85%         0.85%
Ratio of expenses to average net assets prior
 to expense limitation and expenses
 paid indirectly................................          0.88%          0.84%        0.89%        1.03%        0.96%         1.02%
Ratio of net investment income to average
 net assets.....................................          2.96%          4.52%        5.16%        5.63%        5.65%         6.42%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly.......................          2.96%          4.52%        5.12%        5.45%        5.54%         6.25%
Portfolio turnover..............................            46%            53%          56%          31%          33%           39%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, ~2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                          REIT-4

Delaware VIP Trust-Delaware VIP REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     Delaware VIP REIT Series Service Class
                                                             Six Months
                                                               Ended                                  5/1/00(2)
                                                             6/30/03(1)     Year Ended December 31,      to
                                                            (Unaudited)       2002         2001       12/31/00
                                                            ---------------------------------------------------
Net asset value, beginning of period..................        $11.720       $11.700      $11.020      $ 9.180

Income from investment operations:
Net investment income(3)..............................          0.163         0.517        0.555        0.389
Net realized and unrealized gain on investments.......          1.136             -        0.366        1.451
                                                              -------       -------      -------      -------
Total from investment operations......................          1.299         0.517        0.921        1.840
                                                              -------       -------      -------      -------
Less dividends and distributions from:
Net investment income.................................         (0.324)       (0.300)      (0.198)           -
Net realized gain on investments......................         (0.105)       (0.197)      (0.043)           -
                                                              -------       -------      -------      -------
Total dividends and distributions.....................         (0.429)       (0.497)      (0.241)           -
                                                              -------       -------      -------      -------
Net asset value, end of period........................        $12.590       $11.720      $11.700      $11.020
                                                              =======       =======      =======      =======
Total return(4).......................................         11.28%         4.38%        8.67%       20.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...............        $39,151       $28,152       $8,619       $2,501
Ratio of expenses to average net assets...............          1.06%         0.99%        1.00%        1.00%
Ratio of expenses to average net assets prior to
 expense limitation and expenses
 paid indirectly .....................................          1.08%         0.99%        1.04%        1.21%
Ratio of net investment income to average net assets..          2.78%         4.37%        5.01%        5.69%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly......................................          2.76%         4.37%        4.97%        5.48%
Portfolio turnover....................................            46%           53%          56%          31%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                          REIT-5

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. ~The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,128 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $398. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses ~paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through April 30, 2004.

                                                                          REIT-6

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                       Dividend disbursing,
                      Investment       transfer agent fees,
                      management           accounting           Other expenses
                    fee payable to      and other expenses      payable to DMC
                         DMC              payable to DSC        and affiliates
                     ------------       ------------------      ---------------
                      $181,113               $14,717                $17,486

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases..........$78,506,051
Sales..............$57,780,530

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                            Aggregate               Aggregate
                       Cost of             unrealized              unrealized           Net unrealized
                     investments          appreciation            depreciation           appreciation
                    ------------          ------------            ------------           ------------
                    $274,210,247          $24,705,226             $(4,993,523)            $19,711,703

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                Six Months      Year
                                  Ended        Ended
                                 6/30/03*    12/31/02
                               ----------   ----------
Ordinary income.............   $7,208,446   $3,926,328
Long-term capital gain......    2,228,066    1,549,905
Total.......................   $9,436,512   $5,476,233

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..............  $271,200,061
Undistributed ordinary income ..............     6,372,833
Net realized capital losses on investments .      (898,844)
Unrealized appreciation of investments .....    19,711,703
                                              ------------
Net assets .................................  $296,385,753
                                              ============

The undistributed earnings for the Series are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

                                                                          REIT-7

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements (continued)


5. Capital Shares
Transactions in capital shares were as follows:

                                                                    Six Months        Year
                                                                       Ended         Ended
                                                                      6/30/03       12/31/02
                                                                    ----------     ----------
Shares sold:
 Standard Class .................................................    3,398,535     14,077,683
 Service Class ..................................................      971,212      2,412,302

Shares issued upon reinvestment of dividends and distributions:
 Standard Class .................................................      710,406        415,533
 Service Class ..................................................       99,425         37,766
                                                                    ----------     ----------
                                                                     5,179,578     16,943,284
                                                                    ----------     ----------
Shares repurchased:
 Standard Class .................................................   (2,920,035)    (3,766,494)
 Service Class ..................................................     (361,263)      (785,912)
                                                                    ----------     ----------
                                                                    (3,281,298)    (4,552,406)
                                                                    ----------     ----------
Net increase ....................................................    1,898,280     12,390,878
                                                                    ==========     ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the Participants), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

8. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series website at http://www.delawareinvestments.com; and (iii) on the Commissions website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series website at http://www.delawareinvestments.com; and (ii) on the Commissions website at http://www.sec.gov.


                                                                          REIT-8

Delaware VIP Trust-Delaware VIP Select Growth Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                           Number of     Market
                                                             Shares      Value
 COMMON STOCK-97.10%
 Banking & Finance-6.46%
 City National....................................           12,500   $  557,000
 IndyMac Bancorp..................................           25,600      650,752
 Lehman Brothers Holdings.........................            5,500      365,640
 Webster Financial................................            3,500      132,300
                                                                      ----------
                                                                       1,705,692
                                                                      ----------
 Business Services-8.54%
+Cendant..........................................           52,700      965,464
+Fisher Scientific International..................           12,000      418,800
 Manpower.........................................           11,400      422,826
+United Rentals...................................           32,100      445,869
                                                                      ----------
                                                                       2,252,959
                                                                      ----------
 Consumer Durables-4.53%
 Centex...........................................            5,500      427,845
+EOS International Restricted.....................          212,900       76,644
 Horton (D.R.)....................................           10,600      297,860
 Lennar...........................................            3,000      214,500
+WCI Communities..................................            9,300      178,839
                                                                      ----------
                                                                       1,195,688
                                                                      ----------
 Consumer Non-Durables-11.35%
+Bed Bath & Beyond................................           15,000      582,150
 Gap..............................................           18,500      347,060
+Kohl's...........................................           13,100      673,078
+Krispy Kreme Doughnuts...........................           13,600      560,048
 Lowe's Companies.................................           10,900      468,155
+Staples..........................................           19,900      365,165
                                                                      ----------
                                                                       2,995,656
                                                                      ----------
 Consumer Services/Entertainment & Leisure-3.45%
 Marriott International Class A...................           10,500      403,410
 Royal Caribbean Cruises..........................           21,900      507,204
                                                                      ----------
                                                                         910,614
                                                                      ----------
 Consumer Services/Other-10.04%
+Clear Channel Communications.....................           22,500      953,775
+Comcast Special Class A..........................           29,600      853,368
+Mediacom Communications..........................           60,900      601,083
+Westwood One.....................................            7,100      240,903
                                                                      ----------
                                                                       2,649,129
                                                                      ----------
 Consumer Services/Restaurants-3.55%
+Brinker International............................           14,350      516,887
 Darden Restaurants...............................            4,150       78,767
 Landry's Restaurants.............................           14,500      342,200
                                                                      ----------
                                                                         937,854
                                                                      ----------
 Energy-1.72%
 Devon Energy.....................................            3,800      202,920
+Noble Drilling...................................            7,300      250,390
                                                                      ----------
                                                                         453,310
                                                                      ----------
                                                           Number of     Market
                                                             Shares      Value
 COMMON STOCK (continued)
 Healthcare & Pharmaceuticals-17.91%
 Allergan.........................................            5,000     $385,500
+Amgen............................................            9,900      663,103
+Conceptus........................................           37,400      525,470
+Enzon Pharmaceuticals............................           23,400      292,968
+IntraBiotics Pharmaceuticals Restricted..........            6,208       24,833
 Johnson & Johnson................................            6,000      310,200
+MedImmune........................................            5,300      192,761
+Nektar Therapeutics..............................           34,000      313,820
+Pain Therapeutics................................           90,500      584,630
 Pfizer...........................................           17,200      587,380
+Protein Design Labs..............................           35,100      490,698
+WellPoint Health Networks........................            4,200      354,060
                                                                      ----------
                                                                       4,725,423
                                                                      ----------
 Insurance-15.41%
 Allstate.........................................            9,000      320,850
 Ambac Financial Group............................            9,700      642,625
 Berkley (W.R.)...................................           10,400      548,080
 Fidelity National Financial1.....................            1,400      350,664
 HCC Insurance....................................           23,800      703,766
 PartnerRe........................................           13,700      700,207
 RenaissanceRe Holdings...........................            6,000      273,120
 SAFECO...........................................            7,900      278,712
 XL Capital Limited Class A.......................            3,000      249,000
                                                                      ----------
                                                                       4,067,024
                                                                      ----------
 Technology/Hardware-10.12%
+Analog Devices...................................           16,600      578,012
+Applied Micro Circuits...........................           53,600      324,280
+Emulex...........................................           10,100      229,977
 Linear Technology................................           10,500      338,205
+Micrel...........................................           24,600      255,594
+Network Appliance................................           15,500      251,255
+Novellus Systems.................................            8,400      307,616
+Xilinx...........................................           15,200      384,712
                                                                      ----------
                                                                       2,669,651
                                                                      ----------
 Technology/Software-3.87%
+Amazon.com.......................................            6,600      240,834
 Henry (Jack) & Associates........................           22,000      391,380
+Quest Software...................................           32,600      387,940
                                                                      ----------
                                                                       1,020,154
                                                                      ----------
 Transportation-0.15%
 Arkansas Best....................................            1,600       38,064
                                                                      ----------
                                                                          38,064
                                                                      ----------
 Total Common Stock
   (cost $22,753,044).............................                    25,621,218
                                                                      ----------

                                                                 Select Growth-1

Delaware VIP Trust-Delaware VIP Select Growth Series
Statement of Net Assets (continued)

                                                           Principal     Market
                                                             Amount      Value
Repurchase Agreements-2.94%
With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $248,500 U.S. Treasury Notes 1.625%
  due 1/31/05, market
  value $251,858).................................         $246,500     $246,500
With Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $34,900 U.S. Treasury Notes 3.00%
  due 2/29/04, market value $35,664
  and $157,800 U.S Treasury Notes
  5.25% due 5/15/04, market
  value $160,982).................................          192,500      192,500

                                                           Principal     Market
                                                             Amount      Value
Repurchase Agreements (continued)
  With J. P. Morgan Securities 1.07% 7/1/03
  (dated 6/30/03, collateralized by
  $87,000 U.S. Treasury Notes
  11.875% due 11/15/03, market
  value $91,744)..................................         $ 89,900     $ 89,900
With UBS Warburg 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $247,400 U.S. Treasury Notes
  2.125% due 8/31/04, market
  value $252,105).................................          247,100      247,100
                                                                        --------
Total Repurchase Agreements
  (cost $776,000).................................                       776,000
                                                                        --------

TOTAL MARKET VALUE OF SECURITIES-100.04% (COST $23,529,044)........................................     26,397,218

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.04%)............................................       (10,184)
                                                                                                       -----------
NET ASSETS APPLICABLE TO 3,838,968 SHARES OUTSTANDING-100.00%......................................    $26,387,034
                                                                                                       ===========
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($21,481,448 / 3,122,495 SHARES)..          $6.88
                                                                                                             =====
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($4,905,586 / 716,473 SHARES)......          $6.85
                                                                                                             =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par).....................................    $81,130,530
Accumulated net investment loss....................................................................        (34,823)
Accumulated net realized loss on investments.......................................................    (57,576,847)
Net unrealized appreciation of investments.........................................................      2,868,174
                                                                                                       -----------
Total net assets...................................................................................    $26,387,034
                                                                                                       ===========

------------
+Non-income producing security for the period ended June 30, 2003.

                             See accompanying notes

                                                                 Select Growth-2

Delaware VIP Trust-
Delaware VIP Select Growth Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends....................................................        $   95,497
Interest.....................................................             3,079
                                                                     ----------
                                                                         98,576
                                                                     ----------
EXPENSES:
Management fees..............................................           116,863
Accounting and administration expenses.......................             6,629
Distribution expense - Service Class.........................             6,136
Dividend disbursing and transfer agent fees and expenses.....             1,646
Reports and statements to shareholders.......................               815
Custodian fees...............................................               800
Trustees' fees...............................................               550
Professional fees............................................               245
Other........................................................               559
                                                                     ----------
                                                                        134,243
Less waived distribution expenses - Service Class............              (470)
Less expenses paid indirectly................................              (374)
                                                                     ----------
Total expenses...............................................           133,399
                                                                     ----------

NET INVESTMENT LOSS..........................................           (34,823)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments.............................        (2,390,746)
Net change in unrealized appreciation / depreciation
  of investments.............................................         8,673,887
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS.............................................         6,283,141
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS............................................        $6,248,318
                                                                     ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Select Growth Series
Statements of Changes in Net Assets

                                                         Six Months      Year
                                                       Ended 6/30/03     Ended
                                                        (Unaudited)     12/31/02
                                                       -------------    --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment loss.................................. $   (34,823)  $  (189,178)
Net realized loss on investments.....................  (2,390,746)   (9,046,917)
Net change in unrealized appreciation /
  depreciation of investments........................   8,673,887   (11,733,410)
                                                      -----------   -----------
Net increase (decrease) in net assets
  resulting from operations..........................   6,248,318   (20,969,505)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class......................................     803,316     4,204,618
 Service Class.......................................     424,009     1,577,606
                                                      -----------   -----------
                                                        1,227,325     5,782,224
                                                      -----------   -----------
Cost of shares repurchased:
 Standard Class...................................... (11,398,951)  (15,655,086)
 Service Class.......................................  (3,763,740)   (4,685,359)
                                                      -----------   -----------
                                                      (15,162,691)  (20,340,445)
                                                      -----------   -----------
Decrease in net assets derived from capital
  share transactions................................. (13,935,366)  (14,558,221)
                                                      -----------   -----------

NET DECREASE IN NET ASSETS...........................  (7,687,048)  (35,527,726)

NET ASSETS:
Beginning of period..................................  34,074,082    69,601,808
                                                      -----------   -----------
End of period........................................ $26,387,034   $34,074,082
                                                      ===========   ===========

                             See accompanying notes

                                                                 Select Growth-3

Delaware VIP Trust-Delaware VIP Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Select Growth Series Standard Class
                                                                                                                          Six Months
                                                                Ended                                                      5/3/99(2)
                                                               6/30/03(1)             Year Ended December 31,                 to
                                                              (Unaudited)         2002          2001           2000        12/31/99
                                                              ----------------------------------------------------------------------
Net asset value, beginning of period....................         $5.600          $8.300        $10.890        $14.300       $10.000

Income (loss) from investment operations:
Net investment income (loss)(3).........................         (0.006)         (0.024)        (0.019)        (0.040)        0.011
Net realized and unrealized gain (loss) on investments..          1.286          (2.676)        (2.571)        (3.078)        4.289
                                                                 ------          ------        -------        -------       -------
Total from investment operations........................          1.280          (2.700)        (2.590)        (3.118)        4.300
                                                                 ------          ------        -------        -------       -------
Less dividends and distributions from:
Net investment income...................................              -               -              -         (0.007)            -
Net realized gain on investments........................              -               -              -         (0.285)            -
                                                                 ------          ------        -------        -------       -------
Total dividends and distributions.......................              -               -              -         (0.292)            -
                                                                 ------          ------        -------        -------       -------

Net asset value, end of period..........................         $6.880          $5.600        $ 8.300        $10.890       $14.300
                                                                 ======          ======        =======        =======       =======

Total return(4).........................................         22.86%         (32.53%)       (23.78%)       (22.46%)       42.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted).................        $21,481         $27,056        $55,104        $80,443       $53,529
Ratio of expenses to average net assets.................          0.82%           0.86%          0.85%          0.82%         0.80%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly.......          0.82%           0.86%          0.88%          0.89%         0.81%
Ratio of net investment income (loss) to average
  net assets............................................         (0.19%)         (0.35%)        (0.22%)        (0.30%)        0.32%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly.......................................         (0.19%)         (0.35%)        (0.25%)        (0.37%)        0.29%
Portfolio turnover......................................            62%            106%           135%           158%          174%

------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select growth-4

Delaware VIP Trust-Delaware VIP Select Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           Delaware VIP Select Growth Series Service Class
                                                                        Six Months
                                                                          Ended                                    5/1/00(2)
                                                                        6/30/03(1)       Year Ended December 31,      to
                                                                       (Unaudited)         2002         2001       12/31/00
                                                                       ----------------------------------------------------
Net asset value, beginning of period...............................       $5.580          $8.280      $10.880      $13.160

Income (loss) from investment operations:
Net investment loss(3).............................................       (0.011)         (0.034)      (0.032)      (0.043)
Net realized and unrealized gain (loss) on investments.............        1.281          (2.666)      (2.568)      (2.237)
                                                                          ------          ------      -------      -------
Total from investment operations...................................        1.270          (2.700)      (2.600)      (2.280)
                                                                          ------          ------      -------      -------

Net asset value, end of period.....................................       $6.850          $5.580      $ 8.280      $10.880
                                                                          ======          ======      =======      =======

Total return(4)....................................................       22.76%         (32.61%)     (23.90%)     (17.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)............................       $4,906          $7,018      $14,498      $16,916
Ratio of expenses to average net assets............................        1.00%           1.01%        1.00%        0.99%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly..........................        1.02%           1.01%        1.03%        1.06%
Ratio of net investment loss to average net assets.................       (0.37%)         (0.50%)      (0.37%)      (0.48%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly..................       (0.39%)         (0.50%)      (0.40%)      (0.55%)
Portfolio turnover.................................................          62%            106%         135%         158%

----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                 Select Growth-5

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements
June 30, 2003 ~(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $374 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The were no earnings credits for the six months ended June 30, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

                                                                 Select Growth-6

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,
         Investment           transfer agent fees,
         management               accounting             Other expenses
       fee payable to          and other expenses        payable to DMC
            DMC                  payable to DSC          and affiliates
       --------------         -------------------        --------------
          $16,565                    $1,420                 $2,596

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases...............    $ 9,302,863
Sales...................    $23,937,916

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate             Aggregate
   Cost of            unrealized            unrealized          Net unrealized
  investments        appreciation          depreciation          appreciation
  -----------        ------------          ------------         --------------
 $ 25,582,262         $2,122,929           $(1,307,973)            $814,956

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. There were no dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest......................   $81,130,530
Accumulated net investment loss....................       (34,823)
Net realized capital losses on investments.........    (3,163,518)
Capital loss carryforwards.........................   (52,360,111)
Unrealized appreciation of investments.............       814,956
                                                      -----------
Net assets.........................................   $26,387,034
                                                      ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,588,983 expires in 2008, $30,958,389 expires in 2009 and $10,812,739 expires in 2010.

                                                                 Select Growth-7

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                 Six Months           Year
                                                   Ended             Ended
                                                  6/30/03           12/31/02
                                                  -------           --------
Shares sold:
  Standard Class.......................           134,583            584,464
  Service Class........................            69,633            226,208
                                               ----------         ----------
                                                  204,216            810,672
                                               ----------         ----------
Shares repurchased:
  Standard Class.......................        (1,845,178)        (2,388,088)
  Service Class........................          (611,795)          (717,922)
                                               ----------         ----------
                                               (2,456,973)        (3,106,010)
                                               ----------         ----------
Net decrease ..........................        (2,252,757)        (2,295,338)
                                               ==========         ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Select Growth-8

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2003 (Unaudited)
                                                         Number of     Market
                                                          Shares       Value
  Common Stock-93.33%
  Aerospace & Defense-1.86%
*+Armor Holdings ...............................           70,000  $   938,000
*+DRS Technologies .............................          116,600    3,255,472
 +Herley Industries ............................          139,100    2,361,918
                                                                   -----------
                                                                     6,555,390
                                                                   -----------
  Automobiles & Automotive Parts-0.96%
 +Lear .........................................           73,200    3,368,664
                                                                   -----------
                                                                     3,368,664
                                                                   -----------
  Banking, Finance & Insurance-12.53%
 *AmerUs Group .................................          120,000    3,382,800
  Arthur J. Gallagher ..........................          105,300    2,864,160
  Berkley (W.R.) ...............................           90,850    4,787,795
 *Boston Private Financial Holding .............           72,700    1,532,516
 *Colonial BancGroup ...........................          336,700    4,670,029
  Commercial Federal ...........................          129,000    2,734,800
  Compass Bancshares ...........................          158,400    5,532,912
  Greater Bay Bancorp ..........................          173,600    3,565,744
  Harleysville Group ...........................          124,900    2,875,198
 *Platinum Underwriters Holdings ...............           64,900    1,761,386
  RenaissanceRe Holdings .......................          134,500    6,122,440
  Riggs National ...............................          174,600    2,657,412
 +Sterling Financial ...........................           64,652    1,574,923
                                                                   -----------
                                                                    44,062,115
                                                                   -----------
  Basic Industry/Capital Goods-13.66%
 +AGCO .........................................          109,000    1,861,720
  Crane ........................................          128,800    2,914,744
*+Crown Holdings ...............................          295,600    2,110,584
  Federal Signal ...............................          178,600    3,138,002
  Granite Construction .........................          108,000    2,069,280
 +Griffon ......................................          342,030    5,472,480
  Harsco .......................................           87,900    3,168,795
 +Jacobs Engineering Group .....................           92,500    3,898,875
  Kaydon .......................................          150,000    3,120,000
 +Louisiana-Pacific ............................          285,600    3,095,904
 +Mueller Industries ...........................           75,800    2,054,938
 +Pactiv .......................................          290,600    5,727,725
 +PolyOne ......................................          318,500    1,417,325
  Smith (A.O.) .................................           89,250    2,512,388
 +Terex ........................................          146,800    2,865,536
 *Texas Industries .............................           71,200    1,694,560
  Universal Forest Products ....................           42,900      898,326
                                                                   -----------
                                                                    48,021,182
                                                                   -----------
  Building & Materials-0.99%
  Florida Rock Industries ......................           84,600    3,492,288
                                                                   -----------
                                                                     3,492,288
                                                                   -----------
  Business Services-3.03%
  Brinks .......................................          174,400    2,541,008
 +Handleman ....................................          197,200    3,155,200
 +Right Management Consultants .................          140,900    1,782,385
*+United Stationers ............................           87,800    3,175,726
                                                                   -----------
                                                                    10,654,319
                                                                   -----------
  Cable, Media & Publishing-0.54%
  Belo Class A .................................           85,200    1,905,072
                                                                   -----------
                                                                     1,905,072
                                                                   -----------

                                                         Number of    Market
                                                           Shares      Value
  Common Stock (continued)
  Chemicals-2.30%
  H.B. Fuller ..................................          104,900  $ 2,309,898
  MacDermid ....................................          147,200    3,871,360
  Spartech .....................................           90,300    1,915,263
                                                                   -----------
                                                                     8,096,521
                                                                   -----------
  Consumer Services-1.60%
 +CEC Entertainment ............................           99,600    3,678,228
*+Movie Gallery ................................          104,700    1,931,715
                                                                   -----------
                                                                     5,609,943
                                                                   -----------
  Energy-5.99%
*+Cal Dive International .......................          147,900    3,224,220
  Chesapeake Energy ............................          319,000    3,221,900
 +Comstock Resources ...........................          241,600    3,305,088
*+Grey Wolf ....................................          524,700    2,119,788
 +Magnum Hunter Resources ......................          334,200    2,670,258
 +Newfield Exploration .........................           91,500    3,435,825
  Southwest Gas ................................          146,300    3,098,634
                                                                   -----------
                                                                    21,075,713
                                                                   -----------
  Environmental Services-0.69%
 +Tetra Tech ...................................          140,600    2,408,478
                                                                   -----------
                                                                     2,408,478
                                                                   -----------
  Food, Beverage & Tobacco-3.98%
 *Bunge Limited ................................          107,300    3,068,780
*+Constellation Brands .........................          144,800    4,546,720
 +International Multifoods .....................          129,100    2,957,681
 +Jack in the Box ..............................          153,600    3,425,280
                                                                   -----------
                                                                    13,998,461
                                                                   -----------
  Healthcare & Pharmaceuticals-5.35%
*+Celgene ......................................           73,100    2,222,240
 *Cooper .......................................           41,500    1,442,955
*+Humana .......................................          306,500    4,628,150
 +IDEXX Laboratories ...........................           24,300      818,424
  Owens & Minor ................................          145,300    3,247,455
 +Pharmaceutical Resources .....................           68,100    3,313,746
 +Protein Design Labs ..........................          223,000    3,117,540
                                                                   -----------
                                                                    18,790,510
                                                                   -----------
  Home Builders-1.97%
  KB HOME ......................................           86,400    5,355,072
*+WCI Communities ..............................           82,300    1,582,629
                                                                   -----------
                                                                     6,937,701
                                                                   -----------
  Metals & Mining-1.58%
 *Freeport McMoRan Copper & Gold Class B .......          136,500    3,344,250
  Gibraltar Steel ..............................          107,300    2,197,504
                                                                   -----------
                                                                     5,541,754
                                                                   -----------
  Paper & Forest Products-0.66%
  Wausau-Mosinee Paper .........................          206,000    2,307,200
                                                                   -----------
                                                                     2,307,200
                                                                   -----------
  Real Estate-5.94%
  Chelsea Property Group .......................           65,400    2,636,274
  Keystone Property Trust ......................          126,600    2,343,366
  Mack-Cali Realty .............................           82,300    2,994,074
  Pan Pacific Retail Properties ................          116,100    4,568,535
  Prentiss Properties Trust ....................          102,900    3,085,971
  Reckson Associates Realty ....................          119,800    2,499,028
 *St. Joe ......................................           88,500    2,761,200
                                                                   -----------
                                                                    20,888,448
                                                                   -----------

                                                              Small Cap Value-1

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

                                                         Number of    Market
                                                          Shares       Value
  Common Stock (continued)
  Retail-10.47%
*+AnnTaylor Stores .............................          119,900  $ 3,471,105
*+Barnes & Noble ...............................          116,000    2,673,800
*+Bebe Stores ..................................          114,100    2,182,733
  Big 5 Sporting Goods .........................           47,900      600,187
 +Department 56 ................................           91,100    1,396,563
*+Genesco ......................................          113,600    2,010,720
*+Goody's Family Clothing ......................          215,900    1,867,535
 +Jo-Ann Stores Class A ........................           69,700    1,763,410
 +Oakley .......................................          184,900    2,176,273
  Phillips-Van Heusen ..........................          164,800    2,246,224
 +Rare Hospitality International ...............          123,200    4,026,176
*+Rent-A-Center ................................           59,100    4,480,371
 +Shoe Carnival ................................           84,400    1,245,744
 +Sports Authority .............................          128,000    1,369,600
 +Take-Two Interactive Software ................           78,600    2,227,524
 +Whitehall Jewellers ..........................           64,800      587,736
  Wolverine World Wide .........................          129,200    2,488,392
                                                                   -----------
                                                                    36,814,093
                                                                   -----------
  Technology-11.13%
*+Actel ........................................          150,800    3,091,400
 +Amdocs Limited ...............................          263,800    6,331,200
*+ASM International N.V ........................          207,500    3,085,525
 +Bell Microproducts ...........................          191,300      816,851
 +Comverse Technology ..........................          278,500    4,185,855
 +FreeMarkets ..................................          262,500    1,827,000
 +Ingram Micro Class A .........................          242,000    2,662,000
 +Insight Enterprises ..........................          206,500    2,077,390
 +International Rectifier ......................           98,200    2,633,724
*+Lawson Software ..............................          345,300    2,682,981
*+Photronics ...................................          116,100    2,025,945
 +Storage Technology ...........................          105,900    2,725,866
 *Symbol Technologies ..........................          167,000    2,172,670
*+Veeco Instruments ............................          165,700    2,821,871
                                                                   -----------
                                                                    39,140,278
                                                                   -----------
  Textiles, Apparel & Furniture-2.49%
*+Furniture Brands International ...............          141,500    3,693,150
 *La-Z-Boy .....................................          105,600    2,363,328
 +Reebok International .........................           80,200    2,697,126
                                                                   -----------
                                                                     8,753,604
                                                                   -----------
  Transportation-3.69%
  Alexander & Baldwin ..........................          174,100    4,618,873
*+Continental Airlines Class B .................          111,600    1,670,652
 +Kirby ........................................          104,000    2,932,800
*+Northwest Airlines Class A ...................          128,400    1,449,636
 +SCS Transportation ...........................           59,400      750,222
  SkyWest ......................................           82,100    1,564,826
                                                                   -----------
                                                                    12,987,009
                                                                   -----------
  Utilities-1.92%
  Black Hills ..................................           49,900    1,531,930
*+El Paso Electric .............................          180,800    2,229,264
  PNM Resources ................................          111,900    2,993,325
                                                                   -----------
                                                                     6,754,519
                                                                   -----------
  Total Common Stock
     (cost $278,595,011)........................                   328,163,262
                                                                   -----------

                                                         Number of    Market
                                                           Shares      Value
  WARRANTs-0.00%
 +Magnum Hunter Resources ......................           34,780  $    12,521
                                                                   -----------
  Total Warrants (cost $0) .....................                        12,521
                                                                   -----------

                                                        Principal
                                                          Amount
  Repurchase Agreements-5.96%
  With BNP Paribas 1.08% 7/1/03
     (dated 6/30/03, collateralized by
     $6,712,000 U.S. Treasury Notes
     1.625% due 1/31/05,
     market value $6,802,113)...................       $6,664,000    6,664,000
  With Cantor Fitzgerald 1.12% 7/1/03
     (dated 6/30/03, collateralized by
     $941,000 U.S. Treasury Notes
     3.00% due 2/29/04, market value
     $963,207 and $4,165,000
     U.S. Treasury Notes
     5.25% due 5/15/04,
     market value $4,347,768)...................        5,206,000    5,206,000
  With J. P. Morgan Securities 1.07% 7/1/03
     (dated 6/30/03, collateralized by
     $2,348,000 U.S. Treasury Notes
     11.875% due 11/15/03,
     market value $2,477,792)...................        2,424,000    2,424,000
  With UBS Warburg 1.08% 7/1/03
     (dated 6/30/03, collateralized by
     $6,680,000 U.S. Treasury Notes
     2.125% due 8/31/04,
     market value $6,808,774)...................        6,664,000    6,664,000
                                                                   -----------
  Total Repurchase Agreements
     (cost $20,958,000)                                             20,958,000
                                                                   -----------

                                                              Small Cap Value-2

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

Total Market Value of Securities-99.29% (cost $299,553,011)....    $349,133,783

Short Term Investments Held as Collateral
  for Loaned Securities-11.90% (cost $41,854,973)**............      41,854,973

Obligation to Return Securities Lending
  Collateral-(11.90%)**........................................     (41,854,973)

Receivables and Other Assets Net of Liabilities-0.71%..........       2,499,671
                                                                   ------------
Net Assets Applicable to 16,671,652 Shares
  Outstanding-100.00%.........................................     $351,633,454
                                                                   ============
Net Asset Value-Delaware VIP Small Cap Value Series
  Standard Class ($196,387,314 / 9,311,359 Shares)............           $21.09
                                                                         ======
Net Asset Value-Delaware VIP Small Cap Value Series
  Service Class ($155,246,140 / 7,360,293 Shares).............           $21.09
                                                                         ======

Components of Net Assets at June 30, 2003:
Shares of beneficial interest (unlimited authorization-no par).    $306,194,436
Undistributed net investment income............................         523,851
Accumulated net realized loss on investments...................      (4,665,605)
Net unrealized appreciation of investments.....................      49,580,772
                                                                   ------------
Total net assets...............................................    $351,633,454
                                                                   ============

---------------
 +Non-income producing security for the period ended June 30, 2003. *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements".

                             See accompanying notes.








                                                              Small Cap Value-3

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

Investment Income:
Dividends ...................................................      $  1,571,137
Interest ....................................................            84,092
Security lending income .....................................            37,441
                                                                   ------------
                                                                      1,692,670
                                                                   ------------

Expenses:
Management fees .............................................         1,118,446
Distribution expense-Service Class ..........................           133,440
Accounting and administration expenses ......................            67,063
Reports and statements to shareholders ......................            16,356
Dividend disbursing and transfer agent fees
     and expenses ...........................................            14,773
Professional fees ...........................................            13,187
Custodian fees ..............................................            12,520
Registration fees ...........................................             7,902
Trustees' fees ..............................................             5,303
Other .......................................................            74,418
                                                                   ------------
                                                                      1,463,408
Less waived distribution expenses-Service Class .............           (12,053)
Less expenses paid indirectly ...............................            (3,891)
                                                                   ------------
Total expenses ..............................................         1,447,464
                                                                   ------------

Net Investment Income .......................................           245,206
                                                                   ------------

Net Realized and Unrealized Gain
     on Investments:
Net realized gain on investments ............................         2,969,970
Net change in unrealized appreciation / depreciation
     of investments .........................................        45,532,832
                                                                   ------------

Net Realized and Unrealized Gain
     on Investments .........................................        48,502,802
                                                                   ------------

Net Increase in Net Assets
     Resulting from Operations ..............................      $ 48,748,008
                                                                   ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statement of Changes in Net Assets
                                                      Six Months       Year
                                                     Ended 6/30/03    Ended
                                                      (Unaudited)    12/31/02
                                                     ------------- ------------
Increase (Decrease) in Net
   Assets from Operations:
Net investment income ..............................  $   245,206  $  1,338,642
Net realized gain (loss) on investments ............    2,969,970    (6,770,192)
Net change in unrealized appreciation /
   depreciation of investments .....................   45,532,832   (23,899,199)
                                                     ------------  ------------
Net increase (decrease) in net assets
   resulting from operations .......................   48,748,008   (29,330,749)
                                                     ------------  ------------

Dividends and Distributions
   to Shareholders from:
Net investment income:
 Standard Class ....................................     (734,858)     (923,546)
 Service Class .....................................     (354,693)     (278,344)
Net realized gain on investments:
 Standard Class ....................................           --    (2,113,500)
 Service Class .....................................           --      (860,337)
                                                     ------------  ------------
                                                       (1,089,551)   (4,175,727)
                                                     ------------  ------------
Capital Share Transactions:
Proceeds from shares sold:
 Standard Class ....................................   20,190,085   109,997,552
 Service Class .....................................   20,364,606   114,146,812
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
 Standard Class ....................................      734,858     3,037,046
 Service Class .....................................      354,693     1,138,681
                                                     ------------  ------------
                                                       41,644,242   228,320,091
                                                     ------------  ------------
Cost of shares repurchased:
 Standard Class ....................................  (22,029,762)  (78,807,020)
 Service Class .....................................  (10,511,244)  (20,010,687)
                                                     ------------  ------------
                                                      (32,541,006)  (98,817,707)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions.......................    9,103,236   129,502,384
                                                     ------------  ------------

Net Increase in Net Assets..........................   56,761,693    95,995,908

Net Assets:
Beginning of period ................................  294,871,761   198,875,853
                                                     ------------  ------------
End of period ...................................... $351,633,454  $294,871,761
                                                     ============  ============

                             See accompanying notes

                                                              Small Cap Value-4

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Delaware VIP Small Cap Value Series Standard Class
                                                       Six Months
                                                          Ended
                                                        6/30/03(1)                      Year Ended December 31,
                                                       (Unaudited)     2002         2001         2000          1999         1998
                                                       ----------------------------------------------------------------------------

Net asset value, beginning of period ................      $18.140      $19.530      $17.650      $15.360      $16.450      $17.920

Income (loss) from investment operations:
Net investment income(2) ............................        0.023        0.101        0.162        0.182        0.182        0.196
Net realized and unrealized gain (loss)
     on investments .................................        3.008       (1.149)       1.899        2.524       (0.997)      (1.036)
                                                          --------     --------     --------     --------     --------     --------
Total from investment operations ....................        3.031       (1.048)       2.061        2.706       (0.815)      (0.840)
                                                          --------     --------     --------     --------     --------     --------

Less dividends and distributions from:
Net investment income ...............................       (0.081)      (0.104)      (0.181)      (0.185)      (0.195)      (0.135)
Net realized gain on investments ....................            -       (0.238)           -       (0.231)      (0.080)      (0.495)
                                                          --------     --------     --------     --------     --------     --------
Total dividends and distributions ...................       (0.081)      (0.342)      (0.181)      (0.416)      (0.275)      (0.630)
                                                          --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................      $21.090      $18.140      $19.530      $17.650      $15.360      $16.450
                                                          ========     ========     ========     ========     ========     ========

Total return(3) .....................................       16.78%       (5.60%)      11.84%       18.18%       (4.86%)      (4.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............     $196,387     $170,630     $152,827     $103,914     $ 95,425     $103,989
Ratio of expenses to average net assets .............        0.89%        0.85%        0.84%        0.85%        0.85%        0.83%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly ....................................        0.89%        0.85%        0.86%        0.89%        0.85%        0.85%
Ratio of net investment income to average
 net assets .........................................        0.25%        0.52%        0.89%        1.18%        1.16%        1.32%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly ............................       0.25%        0.52%        0.87%        1.14%        1.16%        1.30%
Portfolio turnover ..................................          40%          43%          73%          84%          47%          45%

--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, _2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Small Cap Value-5

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Delaware VIP Small Cap Value Series Service Class
                                                                       Six Months
                                                                         Ended                                5/1/002
                                                                       6/30/03(1)   Year Ended December 31,      to
                                                                      (Unaudited)     2002          2001      12/31/00
                                                                      -------------------------------------------------
Net asset value, beginning of period............................        $18.130      $19.520      $17.650      $14.860

Income (loss) from investment operations:
Net investment income(3)........................................          0.005        0.072        0.135        0.124
Net realized and unrealized gain (loss) on investments..........          3.007       (1.147)       1.900        2.666
                                                                       --------     --------     --------     --------
Total from investment operations................................          3.012       (1.075)       2.035        2.790
                                                                       --------     --------     --------     --------

Less dividends and distributions from:
Net investment income...........................................         (0.052)      (0.077)      (0.165)           -
Net realized gain on investments................................              -       (0.238)           -            -
                                                                       --------     --------     --------     --------
Total dividends and distributions...............................         (0.052)      (0.315)      (0.165)           -
                                                                       --------     --------     --------     --------

Net asset value, end of period..................................        $21.090      $18.130      $19.520      $17.650
                                                                       ========     ========     ========     ========

Total return(4).................................................         16.66%       (5.72%)      11.68%       18.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted).........................       $155,246     $124,241      $46,049       $1,254
Ratio of expenses to average net assets.........................          1.07%        1.00%        0.99%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly.......................          1.09%        1.00%        1.01%        1.06%
Ratio of net investment income to average net assets............          0.07%        0.37%        0.74%        1.02%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly......          0.05%        0.37%        0.72%        0.96%
Portfolio turnover..............................................            40%          43%          73%          84%

-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes






                                                              Small Cap Value-6

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,579 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $312. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.
                                                              Small Cap Value-7

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                      Dividend disbursing,         Other
                    Investment        transfer agent fees,        expenses
                    management            accounting               payable
                  fee payable to       and other expenses          to DMC
                       DMC               payable to DSC        and affiliates
                  --------------      -------------------      --------------
                     $176,224               $14,775               $42,255

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases..................................         $ 57,759,340
Sales......................................         $ 59,163,547

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate            Aggregate
        Cost of          unrealized           unrealized         Net unrealized
       investments      appreciation         depreciation         appreciation
      -------------     ------------        --------------       --------------
      $300,687,192       $61,582,187        $(13,135,596)          $48,446,591

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                            Six Months               Year
                                              Ended                 Ended
                                             6/30/03*              12/31/02
                                           -----------           ----------
Ordinary income                             $1,089,551           $1,417,308
Long-term capital gain...............                -            2,758,419
                                           -----------           ----------
Total................................       $1,089,551           $4,175,727
                                           ===========           ==========

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...............................   $306,194,436
Undistributed ordinary income...............................        523,851
Net realized capital losses on investments..................     (1,698,775)
Capital loss carryforwards..................................     (1,832,649)
Unrealized appreciation of investments......................     48,446,591
                                                               ------------
Net assets..................................................   $351,633,454
                                                               ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,832,649 expires in 2010.

                                                              Small Cap Value-8

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:
                                                       Six Months       Year
                                                          Ended         Ended
                                                         6/30/03       12/31/02
                                                       ----------     ---------
Shares sold:
 Standard Class.....................................    1,068,950     5,392,568
 Service Class......................................    1,068,833     5,538,250

Shares issued upon reinvestment of dividends
  and distributions:
 Standard Class.....................................       40,600       144,897
 Service Class......................................       19,585        54,301
                                                        2,197,968    11,130,016
Shares repurchased:
 Standard Class.....................................   (1,205,652)   (3,956,962)
 Service Class......................................     (582,260)   (1,097,733)
                                                        ---------    ----------
                                                       (1,787,912)   (5,054,695)
                                                        ---------    ----------
Net increase........................................      410,056     6,075,321
                                                        =========    ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003 or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003 the market value of the securities on loan was $40,980,949.

The securities on loan were collateralized by the following:

Description                                           Market Value
-----------                                           ------------
Lehman Brothers 1.425% 07/01/03                        $22,527,714
Fannie Mae 1.0549% 01/29/04                             13,607,686
Goldman Sachs Group LP 1.515% 07/14/03                   1,905,147
Merrill Lynch Mortgage Capital 1.475% 07/07/03           1,632,984
Wilmington Trust Company 1.26% 07/21/03                  1,365,015
Morgan Stanley 1.28% 08/02/04                              544,328
Canadian Imperial Bank NY 1.1594% 10/09/03                 272,099
                                                      ------------
                                                       $41,854,973
                                                      ============

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Small Cap Value-9

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                        Number of       Market
                                                          Shares        Value
  COMMON STOCK-99.81%
  Automobiles & Automotive Parts-0.87%
  ArvinMeritor..................................             1,200     $ 24,216
  Delphi Automotive Systems.....................             2,000       17,260
 +Gentex........................................               800       24,488
 +Lear..........................................               400       18,408
                                                                     ----------
                                                                         84,372
                                                                     ----------
  Banking & Finance-16.61%
  American Express..............................             1,700       71,077
  AmSouth Bancorporation........................             1,300       28,392
  Bank of America...............................             2,400      189,672
  Bank One......................................               300       11,154
  Bear Stearns..................................               400       28,968
  Block (H&R)...................................             1,300       56,225
  Citigroup.....................................             6,800      291,040
  Comerica......................................             1,100       51,150
  Countrywide Credit Industries.................               400       27,828
  Fannie Mae....................................               400       26,976
  FleetBoston Financial.........................             1,100       32,681
  Freddie Mac...................................             2,800      142,156
  Goldman Sachs Group...........................               200       16,750
 +Investment Technology Group...................               600       11,160
  J.P. Morgan Chase & Company...................             2,000       68,360
  MBNA..........................................             1,300       27,092
  Mellon Financial..............................             1,600       44,400
  Merrill Lynch & Company.......................               600       28,008
  Morgan Stanley................................             1,800       76,950
  SEI Investments...............................               700       22,400
  U.S. Bancorp..................................             3,018       73,941
  Wachovia......................................               900       35,964
  Washington Mutual.............................             2,500      103,250
  Wells Fargo...................................             2,800      141,120
                                                                     ----------
                                                                      1,606,714
                                                                     ----------
  Basic Industry/Capital Goods-4.33%
 +American Standard.............................               700       51,751
  Avery Dennison................................               900       45,180
  Federal Signal................................             2,500       43,925
  Hillenbrand Industries........................             1,300       65,585
  Ingersoll-Rand................................             1,200       56,784
  Pentair.......................................             1,600       62,496
  Teleflex......................................             1,200       51,060
  York International............................             1,800       42,120
                                                                     ----------
                                                                        418,901
                                                                     ----------
  Building & Materials-0.51%
  KB HOME.......................................               800       49,584
                                                                     ----------
                                                                         49,584
                                                                     ----------
  Business Services-1.85%
  Electronic Data Systems.......................             1,300       27,885
  Pitney Bowes..................................             1,300       49,933
 +Republic Services.............................             2,500       56,675
  ServiceMaster.................................             4,200       44,940
                                                                     ----------
                                                                        179,433
                                                                     ----------

                                                         Number of     Market
                                                          Shares       Value
  COMMON STOCK (continued)
  Cable, Media & Publishing-6.46%
 +AOL Time Warner...............................            10,900     $175,381
 +Clear Channel Communications..................             2,300       97,497
 +Comcast Special Class A.......................             5,600      161,448
  Disney (Walt).................................             4,900       96,775
 +Liberty Media Class A.........................             5,400       62,424
  McGraw-Hill...................................               500       31,000
                                                                     ----------
                                                                        624,525
                                                                     ----------
  Chemicals-2.39%
  Ecolab........................................             2,600       66,560
  Lubrizol......................................               600       18,594
  Praxair.......................................             1,100       66,110
  RPM International.............................             1,500       20,625
  Sigma-Aldrich.................................             1,100       59,598
                                                                     ----------
                                                                        231,487
                                                                     ----------
  Consumer Non-Durable/Other-8.83%
  Clorox........................................             1,400       59,710
 +Coach.........................................               800       39,792
  Coca-Cola Enterprises.........................             2,300       41,745
  Deluxe........................................               900       40,320
 +Energizer Holdings............................             1,600       50,240
  General Mills.................................               800       37,928
  Gillette......................................             2,700       86,022
  Heinz (H.J.)..................................             1,700       56,066
  Kellogg.......................................             1,800       61,866
  McDonald's....................................             3,200       70,592
  Newell Rubbermaid.............................             2,700       75,600
  NIKE..........................................               900       48,141
  Pepsi Bottling Group..........................             2,100       42,042
  Sara Lee......................................             1,200       22,572
  Wrigley, (William) Jr.........................             1,000       56,230
 +Yum Brands....................................             2,200       65,032
                                                                     ----------
                                                                        853,898
                                                                     ----------
  Consumer Services/Other-0.62%
 +Cendant.......................................             3,300       60,456
                                                                     ----------
                                                                         60,456
                                                                     ----------
  Electronics & Electrical Equipment-2.09%
  Emerson Electric..............................             2,600      132,860
  Philips Electronics...........................             1,300       24,843
  Sony ADR......................................             1,600       44,800
                                                                     ----------
                                                                        202,503
                                                                     ----------
  Energy-5.46%
  Apache........................................               975       63,434
 +BJ Services...................................             1,400       52,304
  Burlington Resources..........................             1,300       70,291
  EOG Resources.................................             1,400       58,576
  Equitable Resources...........................             1,900       77,406
 +Noble.........................................             1,400       48,020
  Noble Energy..................................             1,600       60,480
  Questar.......................................             1,600       53,552
 +Smith International...........................             1,200       44,088
                                                                     ----------
                                                                        528,151
                                                                     ----------

                                                             Social Awareness-1

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets (continued)

                                                         Number of     Market
                                                          Shares       Value
  COMMON STOCK (continued)
  Healthcare & Pharmaceuticals-14.48%
  Abbott Laboratories...........................             6,100    $ 266,936
  Allergan......................................               500       38,550
 +Amgen.........................................             1,600      107,168
 +Anthem........................................               100        7,715
  Bard (C.R.)...................................               400       28,524
  Baxter International..........................             2,800       72,800
  Becton Dickinson..............................             1,400       54,390
  Cardinal Health...............................             1,000       64,300
 +Cytyc.........................................             2,300       24,196
 +Forest Laboratories...........................             1,300       71,175
 +Genentech.....................................               300       21,636
  Guidant.......................................             1,300       57,707
  HCA...........................................             2,600       83,304
 +IDEC Pharmaceuticals..........................             1,300       44,200
  Lilly (Eli)...................................             4,000      275,880
  McKesson......................................               500       17,870
  PerkinElmer...................................             3,100       42,811
 +Steris........................................             1,300       30,017
 +Tenet Healthcare..............................             3,500       40,775
 +Wellpoint Health Networks.....................               600       50,580
                                                                     ----------
                                                                      1,400,534
                                                                     ----------
  Insurance-4.48%
  AFLAC.........................................               700       21,525
  Allstate......................................             1,980       70,587
  American International Group..................             3,000      165,540
  John Hancock Financial Services...............               800       24,584
  Marsh & McLennan..............................               600       30,642
  Nationwide Financial Services.................               900       29,250
  Old Republic International....................               500       17,135
  Prudential Financial..........................               700       23,555
  UnitedHealth Group............................             1,000       50,250
                                                                     ----------
                                                                        433,068
                                                                     ----------
  Packaging & Containers-1.44%
  Bemis.........................................               600       28,080
 +Pactiv........................................             1,600       31,536
  Sonoco Products...............................             3,300       79,266
                                                                     ----------
                                                                        138,882
                                                                     ----------
  Retail-7.59%
 +Bed Bath & Beyond.............................             1,000       38,810
 +Best Buy......................................             1,100       48,312
  CVS...........................................             2,100       58,863
  Home Depot....................................             4,400      145,728
 +InterActive...................................             1,200       47,484
 +Kohl's........................................             2,100      107,898
  Nordstrom.....................................             3,400       66,368
 +Office Depot..................................             2,300       33,373
  Penney (J.C.).................................             3,700       62,345
  Ross Stores...................................               700       29,918
 +Safeway.......................................             1,400       28,644
 +Saks..........................................             4,000       38,800
  VF............................................               800       27,240
                                                                     ----------
                                                                        733,783
                                                                     ----------

                                                         Number of     Market
                                                          Shares       Value
  COMMON STOCK (continued)
  Technology/Communications-3.67%
 +CIENA.........................................             4,100     $ 21,279
 +Cisco Systems.................................            10,400      172,536
  Nokia ADR.....................................             3,700       60,791
  QUALCOMM......................................             2,800      100,100
                                                                     ----------
                                                                        354,706
                                                                     ----------
  Technology/Hardware-3.11%
 +Analog Devices................................             1,000       34,820
 +Dell Computer.................................             5,200      166,192
 +Emulex........................................             1,300       29,601
  Hewlett-Packard...............................             3,300       70,290
                                                                     ----------
                                                                        300,903
                                                                     ----------
  Technology/Semiconductors-4.31%
 +Altera........................................             3,200       52,480
 +Applied Materials.............................             1,000       15,860
  Intel.........................................            11,000      228,623
  Microchip Technology..........................             2,100       51,450
  Texas Instruments.............................             3,900       68,640
                                                                     ----------
                                                                        417,053
                                                                     ----------
  Technology/Software-6.41%
  Adobe Systems.................................             2,500       80,175
 +Intuit........................................             1,300       57,889
  Microsoft.....................................            16,000      409,760
 +Oracle........................................             3,500       42,070
 +PeopleSoft....................................             1,200       21,108
 +Siebel Systems................................               900        8,586
                                                                     ----------
                                                                        619,588
                                                                     ----------
  Technology/Systems-0.49%
  Automatic Data Processing.....................             1,400       47,404
                                                                     ----------
                                                                         47,404
                                                                     ----------
  Telecommunications-3.30%
 +AT&T Wireless Services........................             4,500       36,945
  BellSouth.....................................             3,500       93,205
  SBC Communications............................             7,400      189,070
                                                                     ----------
                                                                        319,220
                                                                     ----------
  Transportation & Shipping-0.51%
  FedEx.........................................               800       49,624
                                                                     ----------
                                                                         49,624
                                                                     ----------

  Total Common Stock (cost $8,294,473)..........                      9,654,789
                                                                     ----------

                                                             Social Awareness-2

Delaware VIP Trust-Delaware VIP Social Awareness Series
Statement of Net Assets (continued)

Total Market Value of Securities-99.81% (cost $8,294,473).........   $9,654,789

Receivables and Other Assets Net of Liabilities-0.19%.............       18,301
                                                                    -----------

Net Assets Applicable to 923,174 Shares Outstanding-100.00%.......   $9,673,090
                                                                    ===========

Net Asset Value-Delaware VIP Social Awareness Series Standard Class
  ($9,669,550 / 922,836 Shares)...................................       $10.48
                                                                         ======

Net Asset Value-Delaware VIP Social Awareness Series Service Class
  ($3,540 / 337.9 Shares).........................................       $10.48
                                                                         ======

Components of Net Assets at June 30, 2003:
Shares of beneficial interest (unlimited authorization-no par)....  $15,134,026
Undistributed net investment income...............................       53,761
Accumulated net realized loss on investments......................  (6,875,013)
Net unrealized appreciation of investments........................    1,360,316
                                                                    -----------
Total net assets..................................................   $9,673,090
                                                                    ===========

+ Non-income producing security for the period ended June 30, 2003.

  ADR-American Depositary Receipts

                             See accompanying notes






                                                             Social Awareness-3

Delaware VIP Trust-
Delaware VIP Social Awareness Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)


INVESTMENT INCOME:
Dividends.........................................................     $99,724
Interest..........................................................         402
                                                                    ----------
                                                                       100,126
                                                                    ----------
EXPENSES:
Management fees...................................................      48,669
Accounting and administration expenses............................       3,011
Custodian fees....................................................       1,356
Professional fees.................................................         767
Reports and statements to shareholders............................         740
Dividend disbursing and transfer agent fees and expenses..........         613
Trustees' fees....................................................         484
Distribution expense - Service Class..............................         467
Registration fees.................................................         200
Other.............................................................       2,163
                                                                    ----------
                                                                        58,470
Less expenses absorbed or waived..................................      (2,599)
Less waived distribution expenses-Service Class...................         (19)
Less expenses paid indirectly.....................................        (156)
                                                                    ----------
Total Expenses....................................................      55,696
                                                                    ----------

NET INVESTMENT INCOME.............................................      44,430
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments..................................  (1,406,599)
Net change in unrealized appreciation / depreciation
  of investments..................................................   2,805,689
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS..................................................   1,399,090
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.................................................  $1,443,520
                                                                    ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Social Awareness Series
Statements of Changes in Net Assets

                                                    Six Months       Year
                                                   Ended 6/30/03     Ended
                                                    (Unaudited)     12/31/02
                                                   -------------  -------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income...........................         $44,430       $117,691
Net realized loss on investments................      (1,406,599)    (4,283,539)
Net change in unrealized appreciation /
  depreciation of investments...................       2,805,689     (1,031,005)
                                                   -------------  -------------
Net increase (decrease) in net assets
  resulting from operations.....................       1,443,520     (5,196,853)
                                                   -------------  -------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.................................        (102,808)       (74,145)
 Service Class..................................          (4,077)        (1,748)
                                                   -------------  -------------
                                                        (106,885)       (75,893)
                                                   -------------  -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.................................         176,569        960,486
 Service Class..................................          16,945        141,850
Net asset value of shares issued upon
  reinvestment of dividends and distributions:
 Standard Class.................................         102,808         74,145
 Service Class..................................           4,077          1,748
                                                   -------------  -------------
                                                         300,399      1,178,229
                                                   -------------  -------------
Cost of shares repurchased:
 Standard Class.................................      (5,920,002)    (4,929,291)
 Service Class..................................        (746,179)      (160,793)
                                                   -------------  -------------
                                                      (6,666,181)    (5,090,084)
                                                   -------------  -------------
Decrease in net assets derived from
  capital share transactions....................      (6,365,782)    (3,911,855)
                                                   -------------  -------------
NET DECREASE IN NET ASSETS......................      (5,029,147)    (9,184,601)

NET ASSETS:
 Beginning of period............................      14,702,237     23,886,838
                                                   -------------  -------------
 End of period..................................     $ 9,673,090    $14,702,237
                                                   =============  =============

                             See accompanying notes

                                                             Social Awareness-4

Delaware VIP Trust-Delaware VIP Social Awareness Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Delaware VIP Social Awareness Series Standard Class
                                                        Six Months
                                                          Ended
                                                        6/30/03(1)                        Year Ended December 31,
                                                       (Unaudited)        2002         2001         2000         1999         1998
                                                      -----------------------------------------------------------------------------

Net asset value, beginning of period..................      $9.320      $12.120      $14.790      $16.360      $14.550      $12.840

Income (loss) from investment operations:
Net investment income(2)..............................       0.033        0.065        0.037        0.028        0.036        0.065
Net realized and unrealized gain (loss)
  on investments......................................       1.199       (2.825)      (1.495)      (1.556)       1.834        1.880
                                                           -------      -------      -------      -------      -------      -------
Total from investment operations......................       1.232       (2.760)      (1.458)      (1.528)       1.870        1.945
                                                           -------      -------      -------      -------      -------      -------
Less dividends and distributions from:
Net investment income.................................      (0.072)      (0.040)      (0.030)      (0.042)      (0.060)      (0.050)
Net realized gain on investments......................           -            -       (1.182)           -            -       (0.185)
                                                           -------      -------      -------      -------      -------      -------
Total dividends and distributions.....................      (0.072)      (0.040)      (1.212)      (0.042)      (0.060)      (0.235)
                                                           -------      -------      -------      -------      -------      -------
Net asset value, end of period........................     $10.480      $ 9.320      $12.120      $14.790      $16.360      $14.550
                                                           =======      =======      =======      =======      =======      =======
Total return(3).......................................      13.30%      (22.85%)      (9.54%)      (9.37%)      12.91%       15.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...............      $9,669      $14,010      $22,948      $31,012      $36,739      $26,962
Ratio of expenses to average net assets...............       0.85%        0.77%        0.85%        0.85%        0.85%        0.83%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly..       0.89%        0.81%        0.85%        0.91%        0.90%        0.89%
Ratio of net investment income to average net assets..       0.69%        0.62%        0.29%        0.17%        0.30%        0.80%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly.....................................       0.65%        0.58%        0.29%        0.11%        0.25%        0.74%
Portfolio turnover....................................         67%          34%          50%          71%          22%          30%

----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                             Social Awareness-5

Delaware VIP Trust-Delaware VIP Social Awareness Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                 Delaware VIP Social Awareness Series Service Class
                                                                                  Six Months
                                                                                    Ended                                  5/1/00(2)
                                                                                  6/30/03(1)     Year Ended December 31,      to
                                                                                 (Unaudited)        2002         2001      12/31/00
                                                                                ----------------------------------------------------

Net asset value, beginning of period.................................                $ 9.310      $12.110      $14.790      $16.440

Income (loss) from investment operations:
Net investment income (loss)(3)......................................                  0.025        0.049        0.019       (0.002)
Net realized and unrealized gain (loss) on investments...............                  1.201       (2.827)      (1.497)      (1.648)
                                                                                     -------      -------      -------      -------
Total from investment operations.....................................                  1.226       (2.778)      (1.478)      (1.650)
                                                                                     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income................................................                 (0.056)      (0.022)      (0.020)           -
Net realized gain on investments.....................................                      -            -       (1.182)           -
                                                                                     -------      -------      -------      -------
Total dividends and distributions....................................                 (0.056)      (0.022)      (1.202)           -
                                                                                     -------      -------      -------      -------
Net asset value, end of period.......................................                $10.480      $ 9.310      $12.110      $14.790
                                                                                     =======      =======      =======      =======
Total return(4)......................................................                 13.13%      (22.98%)      (9.69%)     (10.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)..............................                     $4         $692         $939         $294
Ratio of expenses to average net assets..............................                  1.03%        0.92%        1.00%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly............................                  1.09%        0.96%        1.00%        1.06%
Ratio of net investment income (loss) to average net assets..........                  0.51%        0.47%        0.14%       (0.01%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly...........                  0.45%        0.43%        0.14%       (0.07%)
Portfolio turnover...................................................                    67%          34%          50%          71%

-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                             Social Awareness-6

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Social Awareness Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $156 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                             Social Awareness-7

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                   Dividend disbursing,           Other
                  Investment       transfer agent fees,          expenses
                  management            accounting                payable
                fee payable to      and other expenses            to DMC
                     DMC              payable to DSC          and affiliates
                --------------     --------------------       --------------
                    $5,766                 $543                    $626

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases...........................       $4,235,806
 Sales...............................      $10,649,653

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                               Aggregate        Aggregate
             Cost of          unrealized       unrealized       Net unrealized
           investments       appreciation     depreciation       appreciation
           -----------       ------------     ------------      --------------
            $8,425,090        $1,570,805       $(341,106)         $1,229,699

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                          Six Months        Year
                                            Ended          Ended
                                           6/30/03*       12/31/02
                                          ----------     ----------
Ordinary income........................    $106,885        $75,893

--------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                             Social Awareness-8

Delaware VIP Trust-Delaware VIP Social Awareness Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest.....................             $15,134,026
Undistributed ordinary income.....................                  53,761
Net realized capital losses on investments                      (1,547,652)
Capital loss carryforwards........................              (5,196,744)
Unrealized appreciation of investments                           1,229,699
                                                               -----------
Net assets........................................             $ 9,673,090
                                                               ===========
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $502,907 expires in 2009 and $4,693,837 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:
                                                      Six Months         Year
                                                        Ended           Ended
                                                       6/30/03        12/31/02
                                                      ----------      --------
Shares sold:
 Standard Class...................................       18,562          93,289
 Service Class....................................        1,867          12,647

Shares issued upon reinvestment of dividends
  and distributions:
 Standard Class...................................       10,890           6,123
 Service Class....................................          432             144
                                                       --------        --------
                                                         31,751         112,203
                                                       --------        --------
Shares repurchased:
 Standard Class...................................     (609,990)       (488,986)
 Service Class....................................      (76,318)        (15,946)
                                                       --------        --------
                                                       (686,308)       (504,932)
                                                       --------        --------
Net decrease......................................     (654,557)       (392,729)
                                                       ========        ========
6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Credit and Market Risk
The Series only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

8. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Social Awareness-9

Delaware VIP Trust-Delaware VIP Trend Series
Statement of Net Assets
June 30, 2003 (Unaudited)

                                                  Number of          Market
                                                    Shares           Value
  COMMON STOCK-94.80%
  Banking & Finance-10.40%

  City National ..........................         254,000        $11,318,240
  Cullen/Frost Bankers ...................         278,500          8,939,850
  Doral Financial ........................         122,324          5,461,767
  Downey Financial .......................         144,100          5,951,330
  First Niagara Financial Group ..........         137,844          1,924,302
  Friedman Billings Ramsey Group
   Class A ...............................         183,620          2,460,508
  Indymac Bancorp ........................         157,700          4,008,734
  Sovereign Bancorp ......................         287,700          4,502,505
  Webster Financial ......................         154,900          5,855,220
                                                                  -----------
                                                                   50,422,456
                                                                  -----------
  Basic Industry/Capital Goods-2.99%
 +Mettler-Toledo International ...........         257,000          9,419,050
+*MSC Industrial Direct Class A ..........         277,900          4,974,410
 *Roper Industries .......................           3,400            126,480
                                                                  -----------
                                                                   14,519,940
                                                                  -----------
  Business Services-5.78%
 +Advisory Board .........................          74,500          3,018,740
 +Bright Horizons Family Solutions .......         151,500          5,084,340
 +Fisher Scientific International ........         345,500         12,057,950
 +Hilb, Rogal & Hamilton .................          90,700          3,087,428
 +Resources Connection ...................         199,200          4,752,912
                                                                  -----------
                                                                   28,001,370
                                                                  -----------
  Consumer Durables-7.22%
  D.R. Horton ............................         378,841         10,645,432
 +Gentex .................................         346,100         10,594,121
+*Group 1 Automotive .....................         131,100          4,248,951
  KB HOME ................................          93,800          5,813,724
 +WCI Communities ........................         192,500          3,701,775
                                                                  -----------
                                                                   35,004,003
                                                                  -----------
  Consumer Non-Durables-13.36%
+*American Italian Pasta Class A .........         144,000          5,997,600
 +Coach ..................................         227,600         11,320,824
+*Cost Plus ..............................         305,725         10,902,154
 +Dollar Tree Stores .....................         248,800          7,894,424
 +GameStop ...............................         121,600          1,571,072
 +Krispy Kreme Doughnuts .................         280,300         11,542,754
 +Peet's Coffee & Tea ....................         150,900          2,634,714
 +PETsMART ...............................         337,300          5,622,791
 +Rent-A-Center ..........................          95,700          7,255,017
                                                                  -----------
                                                                   64,741,350
                                                                  -----------
  Consumer Services-19.59%
  Cash America International .............          88,300          1,167,326
 +Cheesecake Factory .....................         303,425         10,889,923
 +Cumulus Media ..........................         437,600          8,283,768
 +Extended Stay America ..................         442,000          5,962,580
 *Four Seasons Hotels ....................         120,500          5,212,830
 +Getty Images ...........................         217,300          8,974,490
  Gray Television Class B ................         494,900          6,136,760
 +LIN TV Class A .........................         384,300          9,050,265
+*Mediacom Communications ................         656,700          6,481,629
 +Radio One ..............................         313,400          5,597,324
+*Sonic ..................................         423,262         10,763,553
 +West ...................................         225,900          6,020,235

                                                  Number of         Market
                                                    Shares          Value
  COMMON STOCK (continued)
  Consumer Services (continued)
 +Westwood One ...........................         172,600        $  5,856,318
 +Wynn Resorts ...........................         258,100           4,565,789
                                                                  ------------
                                                                    94,962,790
                                                                  ------------
  Energy-2.08%
+*Pride International ....................         277,500           5,222,550
 +Rowan Companies ........................         216,200           4,842,880
                                                                  ------------
                                                                    10,065,430
                                                                  ------------
  Healthcare & Pharmaceuticals-12.75%
+*CIMA Labs ..............................         186,700           5,020,363
 +Coventry Health Care ...................          99,400           4,588,304
+*Cubist Pharmaceuticals .................         226,400           2,413,424
 +Cv Theraputics .........................         189,500           5,620,570
 +Cytyc ..................................         323,200           3,400,064
+*Exelixis ...............................         451,800           3,135,492
+*Inspire Pharmaceuticals ................         261,500           2,824,200
 +Martek Biosciences .....................           9,500             407,930
 Medicis Pharmaceutical Class A ..........          98,300           5,573,610
 +Nektar Therapeutics ....................         737,500           6,807,125
+*Neurocrine Biosciences .................         126,800           6,332,392
 +Noven Pharmaceuticals ..................         110,300           1,129,472
+*Priority Healthcare Class B ............         166,800           3,094,140
 +Protein Design Labs ....................         543,400           7,596,732
+*Triad Hospitals ........................          69,000           1,712,580
 +Trimeris ...............................          47,000           2,146,960
                                                                  ------------
                                                                    61,803,358
                                                                  ------------
  Insurance-8.11%
  Berkley (W.R.) .........................         170,100           8,964,270
  Delphi Financial Group Class A .........          68,800           3,219,840
  HCC Insurance Holdings .................         224,100           6,626,637
  IPC Holdings ...........................          72,200           2,418,700
  PartnerRe ..............................         244,300          12,486,173
  RenaissanceRe Holdings .................         122,600           5,580,752
                                                                  ------------
                                                                    39,296,372
                                                                  ------------
  Technology-10.05%
 +Anteon International ...................          94,900           2,648,659
 +Applied Micro Circuits .................         370,900           2,243,945
+*CIENA ..................................         542,597           2,816,078
+*Cymer ..................................         198,700           6,360,387
 +Emulex .................................         192,000           4,371,840
  Henry (Jack) & Associates ..............         490,200           8,720,658
+*Integrated Circuit Systems .............         188,100           5,911,983
 +Micrel .................................         427,100           4,437,569
 +Quest Software .........................         415,100           4,939,690
+*Tekelec ................................         406,700           4,595,710
 +Webex Communications Restricted ........         118,300           1,650,285
                                                                  ------------
                                                                    48,696,804
                                                                  ------------
  Transportation-2.47%
 *Arkansas Best ..........................          32,500             773,175
 +Hunt (J.B.) Transportation Services ....          94,400           3,563,600
 +Swift Transportation ...................         122,100           2,273,502
  UTI Worldwide ..........................         171,800           5,358,442
                                                                  ------------
                                                                    11,968,719
                                                                  ------------
  Total Common Stock
   (cost $370,681,761) ...................                         459,482,592
                                                                  ------------



                                                                         Trend-1

Delaware VIP Trust-Delaware VIP Trend Series
Statement of Net Assets (continued)

                                                   Principal        Market
                                                     Amount         Value
REPURCHASE AGREEMENTS- 6.01%
With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $9,330,000 U.S. Treasury Notes
  1.625% due 1/31/05, market
  value $9,455,710) ......................         $9,263,500      $9,263,500
With Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $1,308,000 U.S. Treasury Notes
  3.00% due 2/29/04, market value
  $1,338,968 and $5,790,000 U.S.
  Treasury Notes 5.25% due 5/15/04,
  market value $6,043,892) ...............          7,237,000       7,237,000


                                                   Principal        Market
                                                     Amount          Value

REPURCHASE AGREEMENTS (continued)
  With J. P. Morgan Securities 1.07%
  7/1/03 (dated 6/30/03, collateralized
  by $3,264,000 U.S. Treasury Notes
  11.875% due 11/15/03, market
  value $3,444,412) ......................         $3,370,000   $   3,370,000

With UBS Warburg 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $9,286,000 U.S. Treasury Notes
  2.125% due 8/31/04, market
  value $9,464,969) ......................          9,263,500       9,263,500
                                                                -------------
Total Repurchase Agreements
  (cost $29,134,000)                                               29,134,000
                                                                -------------

TOTAL MARKET VALUE OF SECURITIES-100.81%
 (cost $399,815,761) ........................................     488,616,592

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
 SECURITIES-8.41% (cost $40,743,431)# .......................      40,743,431

OBLIGATION TO RETURN SECURITIES LENDING
 COLLATERAL-(8.41%)# ........................................     (40,743,431)

LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS-(0.81%) .......................................      (3,930,037)
                                                                -------------
NET ASSETS APPLICABLE TO 20,819,120 SHARES
 OUTSTANDING-100.00% ........................................   $ 484,686,555
                                                                =============
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD
 CLASS ($453,070,773 / 19,455,050 SHARES) ...................          $23.29
                                                                       ======
NET ASSET VALUE-DELAWARE VIP TREND SERIES
 SERVICE CLASS ($31,615,782 / 1,364,070 SHARES) .............          $23.18
                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited
 authorization-no par) ......................................   $ 590,639,344
Accumulated net investment loss .............................        (703,715)
Accumulated net realized loss on investments ................    (194,049,905)
Net unrealized appreciation of investments ..................      88,800,831
                                                                -------------
Total net assets ............................................   $ 484,686,555
                                                                =============

-------------------------
  +Non-income producing security for the period ended June 30, 2003. *Fully or partially on loan
  #See Note #7 in "Notes to Financial Statements".




                             See accompanying notes

                                                                         Trend-2

Delaware VIP Trust-
Delaware VIP Trend Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................  $  1,004,221
Interest ................................................       101,782
Security lending income .................................        44,568
                                                           ------------
                                                              1,150,571
                                                           ------------
EXPENSES:
Management fees .........................................     1,625,604
Accounting and administration expenses ..................        96,500
Professional fees .......................................        28,907
Distribution expenses-Service Class .....................        25,891
Dividend disbursing and transfer agent fees
 and expenses............................................        21,505
Trustees' fees ..........................................         7,500
Custodian fees ..........................................         6,155
Other ...................................................        50,254
                                                           ------------
                                                              1,862,316
Less waived distribution expenses-Service Class .........        (2,419)
Less expenses paid indirectly ...........................        (5,611)
                                                           ------------
Total expenses ..........................................     1,854,286
                                                           ------------

NET INVESTMENT LOSS .....................................      (703,715)
                                                           ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized loss on investments ........................   (11,129,571)
Net change in unrealized appreciation / depreciation
 of investments .........................................    75,855,271
                                                           ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS .........................................    64,725,700
                                                           ------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ........................................  $ 64,021,985
                                                           ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Trend Series
Statements of Changes in Net Assets

                                               Six Months         Year
                                             Ended 6/30/03        Ended
                                              (Unaudited)       12/31/02
                                              ------------    -------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment loss .......................   $   (703,715)   $  (1,973,952)
Net realized loss on investments ..........    (11,129,571)     (35,844,692)
Net change in unrealized appreciation /
 depreciation of investments ..............     75,855,271      (83,502,365)
                                              ------------    -------------
Net increase (decrease) in net assets
 resulting from operations ................     64,021,985     (121,321,009)
                                              ------------    -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...........................     13,348,465       45,173,552
 Service Class ............................      7,527,762       15,083,393
                                              ------------    -------------
                                                20,876,227       60,256,945
                                              ------------    -------------
Cost of shares repurchased:
 Standard Class ...........................    (35,531,432)    (103,025,829)
 Service Class ............................     (1,914,484)      (3,368,061)
                                              ------------    -------------
                                               (37,445,916)    (106,393,890)
                                              ------------    -------------

Decrease in net assets derived from
 capital share transactions ...............    (16,569,689)     (46,136,945)
                                              ------------    -------------

NET INCREASE (DECREASE) IN
 NET ASSETS ...............................     47,452,296     (167,457,954)


NET ASSETS:
 Beginning of period ......................    437,234,259      604,692,213
                                              ------------    -------------
 End of period ............................   $484,686,555    $ 437,234,259
                                              ============    =============

                             See accompanying notes



                                                                         Trend-3

Delaware VIP Trust-Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               Delaware VIP Trend Series Standard Class
                                                             Six Months
                                                                Ended
                                                              6/30/03(1)                    Year Ended  December 31,
                                                             (Unaudited)    2002        2001          2000       1999       1998
                                                             ----------------------------------------------------------------------
Net asset value, beginning of period ......................   $ 20.200    $ 25.230    $ 29.800      $ 33.660   $ 19.760    $ 17.380

Income (loss) from investment operations:
Net investment income (loss)(2) ...........................     (0.032)     (0.085)     (0.086)       (0.051)    (0.043)      0.006
Net realized and unrealized gain (loss)
 on investments ...........................................      3.122      (4.945)     (4.484)       (1.676)    13.945       2.736
                                                              --------    --------    --------      --------   --------    --------
Total from investment operations ..........................      3.090      (5.030)     (4.570)       (1.727)    13.902       2.742
                                                              --------    --------    --------      --------   --------    --------

Less dividends and distributions from:
Net investment income .....................................          -           -           -             -     (0.002)     (0.020)
Net realized gain on investments ..........................          -           -           -        (2.133)         -      (0.342)
                                                              --------    --------    --------      --------   --------    --------
Total dividends and distributions .........................          -           -           -        (2.133)    (0.002)     (0.362)
                                                              --------    --------    --------      --------   --------    --------

Net asset value, end of period ............................   $ 23.290    $ 20.200    $ 25.230      $ 29.800   $ 33.660    $ 19.760
                                                              ========    ========    ========      ========   ========    ========
Total return(3) ...........................................     15.30%     (19.94%)    (15.34%)       (6.88%)    70.45%      16.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $453,071    $415,098    $590,742      $760,320   $503,657    $168,251
Ratio of expenses to average net assets ...................      0.84%       0.84%       0.85%         0.83%      0.82%       0.81%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................      0.84%       0.84%       0.90%         0.84%      0.82%       0.85%
Ratio of net investment income (loss) to average
 net assets ...............................................     (0.31%)     (0.38%)     (0.35%)       (0.14%)    (0.18%)      0.03%
Ratio of net investment loss to average net
 assets prior to expense limitation and expenses
 paid indirectly ..........................................     (0.31%)     (0.38%)     (0.40%)       (0.15%)    (0.18%)     (0.01%)
Portfolio turnover ........................................        37%         43%         51%           61%        82%        121%

-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes



                                                                         Trend-4

Delaware VIP Trust-Delaware VIP Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                          Delaware VIP Trend Series Service Class

                                                                                    Six Months
                                                                                      Ended                                5/1/00(2)
                                                                                    6/30/03(1)   Year Ended December 31,      to
                                                                                   (Unaudited)    2002              2001   12/31/00
                                                                                   -------------------------------------------------
Net asset value, beginning of period .............................................   $20.120     $25.170          $29.770  $ 35.260

Income (loss) from investment operations:
Net investment loss(3) ...........................................................    (0.052)     (0.117)          (0.122)   (0.074)
Net realized and unrealized gain (loss) on investments ...........................     3.112      (4.933)          (4.478)   (5.416)
                                                                                     -------     -------          -------  --------
Total from investment operations .................................................     3.060      (5.050)          (4.600)   (5.490)
                                                                                     -------     -------          -------  --------

Net asset value, end of period ...................................................   $23.180     $20.120          $25.170  $ 29.770
                                                                                     =======     =======          =======  ========

Total return(4) ..................................................................    15.21%     (20.06%)         (15.45%)  (15.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..........................................   $31,616     $22,136          $13,950  $  8,363
Ratio of expenses to average net assets                                                1.02%       0.99%            1.00%     1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses
 paid indirectly .................................................................     1.04%       0.99%            1.05%     1.01%
Ratio of net investment loss to average net assets                                    (0.49%)     (0.53%)          (0.50%)   (0.31%)
Ratio of net investment loss to average net assets prior to expense limitation and
 expenses paid indirectly ........................................................    (0.51%)     (0.53%)          (0.55%)   (0.32%)
Portfolio turnover ...............................................................       37%         43%              51%       61%

---------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes




                                                                         Trend-5

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $5,202 for the six months ended June 30, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $409. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.



                                                                         Trend-6

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:

                                        Dividend disbursing,      Other
                          Investment    transfer agent fees,     expenses
                          management        accounting           payable
                       fee payable to   and other expenses       to DMC
                            DMC           payable to DSC     and affiliates
                       --------------   ------------------   --------------
                          $103,937           $23,771            $21,910

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ....   $ 77,797,677
Sales ........   $103,030,820

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                             Aggregate        Aggregate
                           Cost of          unrealized        unrealized     Net unrealized
                         investments       appreciation      depreciation     appreciation
                         -----------       ------------      ------------     ------------
                        $410,687,498       $114,209,352      $(36,280,258)    $77,929,094

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid for the six months ended June 30, 2003 and the year ended December 31, 2002.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest .................................   $590,639,344
Undistributed ordinary loss ...................................       (703,715)
Net realized capital losses on investments ....................    (11,135,222)
Capital loss carryforwards ....................................   (172,042,946)
Unrealized appreciation of investments ........................     77,929,094
Net assets ....................................................   $484,686,555

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,971,847 expires in 2008, $127,778,829 expires in 2009 and $35,292,270 expires in 2010.




                                                                         Trend-7

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                            Six Months          Year
                                               Ended            Ended
                                              6/30/03          12/31/02
                                              -------          --------
Shares sold:
 Standard Class .........................      629,532          1,980,860
 Service Class ..........................      358,509            708,762
                                            ----------         ----------
                                               988,041          2,689,622
                                            ----------         ----------
Shares repurchased:
 Standard Class .........................   (1,727,087)        (4,845,770)
 Service Class ..........................      (94,706)          (162,789)
                                            ----------         ----------
                                            (1,821,793)        (5,008,559)
                                            ----------         ----------
Net decrease ............................     (833,752)        (2,318,937)
                                            ==========         ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. At June 30, 2003 the market value of the securities on loan was $39,838,283.

The securities on loan were collateralized by the following:

Description                                      Market Value
-----------                                      ------------
Lehman Brothers 1.425% 7/1/03                    $21,929,446
Fannie Mae 1.0549% 1/29/04                        13,246,307
Goldman Sachs Group LP 1.515% 7/14/03              1,854,552
Merrill Lynch Mortgage Capital 1.475% 7/7/03       1,589,616
Wilmington Trust Company 1.26% 7/21/03             1,328,765
Morgan Stanley 1.28% 8/2/04                          529,872
Canadian Imperial Bank NY 1.1594% 10/9/03            264,873
                                                 -----------
                                                 $40,743,431
                                                 ===========

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' webstie at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's webstie at http://www.sec.gov.




                                                                         Trend-8

 Delaware VIP Trust-Delaware VIP U.S. Growth Series
 Statement of Net Assets
 June 30, 2003 (Unaudited)

                                                     Number of    Market
                                                      Shares       Value
 COMMON STOCK-95.51%
 Banking & Finance-5.99%
 Bank of America ...................................    1,900   $  150,157
 Goldman Sachs Group ...............................    1,900      159,125
 Merrill Lynch .....................................    2,200      102,696
 Moody's Investors Services ........................    3,700      195,027
 Wachovia ..........................................    1,600       63,936
                                                                ----------
                                                                   670,941
                                                                ----------
 Basic Industry/Capital Goods-7.06%
 Emerson Electric ..................................    4,400      224,840
 General Electric ..................................    3,600      103,248
 Masco .............................................    7,900      188,415
 Newell Rubbermaid .................................    3,600      100,800
 Northrop Grumman ..................................    2,000      172,580
                                                                ----------
                                                                   789,883
                                                                ----------
 Business Services-9.40%
+Clear Channel Communications ......................   10,100      428,139
 Gannett ...........................................    1,600      122,896
+InterActiveCorp ...................................    3,000      118,710
 Tribune ...........................................    3,700      178,710
 United Parcel Service Class B .....................    3,200      203,840
                                                                ----------
                                                                 1,052,295
                                                                ----------
 Consumer Non-Durables-14.69%
 Anheuser-Busch ....................................    3,000      153,150
 Colgate-Palmolive .................................    2,000      115,900
 Gap ...............................................    8,000      150,080
+Kohl's ............................................    5,500      282,590
 Lowe's Companies ..................................    4,700      201,865
 Mattel ............................................    4,000       75,680
 PepsiCo ...........................................    3,700      164,650
 Procter & Gamble ..................................    1,600      142,688
+Staples ...........................................    8,400      154,140
 Wal-Mart Stores ...................................    3,800      203,946
                                                                ----------
                                                                 1,644,689
                                                                ----------
 Consumer Services-14.79%
 Carnival Cruise Lines .............................    5,400      175,554
+Cendant ...........................................   21,600      395,712
+Comcast-Special Class A ...........................    8,000      230,640
+Cox Communications Class A ........................    5,200      165,880
 Disney (Walt) .....................................    5,800      114,550
 Marriott International Class A ....................    4,300      165,206
+Viacom Class B ....................................    9,350      408,221
                                                                ----------
                                                                 1,655,763
                                                                ----------
 Energy-4.48%
 Schlumberger ......................................    5,500      261,635
+Transocean Sedco Forex ............................   10,945      240,462
                                                                ----------
                                                                   502,097
                                                                ----------
 Healthcare & Pharmaceuticals-16.65%
 Abbott Laboratories ...............................    3,600      157,536
+Amgen .............................................    4,900      328,202
 Bristol-Myers Squibb ..............................    5,300      143,895
 Johnson & Johnson .................................    3,100      160,270
 Medtronic .........................................    4,400      211,068
 Merck & Company ...................................    2,700      163,485
 Pfizer ............................................   10,500      358,575

                                                     Number of    Market
                                                      Shares       Value
 COMMON STOCK (continued)
 Healthcare & Pharmaceuticals (continued)
 Schering-Plough ...............................        5,300   $   98,580
+Wellpoint Health Networks .....................        1,900      160,170
 Wyeth .........................................        1,800       81,990
                                                                ----------
                                                                 1,863,771
                                                                ----------
 Insurance-8.83%
 Allstate ......................................        5,000      178,250
 SAFECO ........................................        7,900      278,712
 Travelers Property & Casualty Class A .........        8,900      141,510
 XL Capital ....................................        4,700      390,100
                                                                ----------
                                                                   988,572
                                                                ----------
 Technology-13.62%
+Analog Devices ................................        6,400      222,848
+Applied Materials .............................        8,200      130,052
+Cisco Systems .................................       14,100      233,919
 Linear Technology .............................        6,000      193,260
 Microsoft .....................................        9,600      245,856
 Texas Instruments .............................       12,200      214,720
+VERITAS Software ..............................        3,100       88,877
+Xilinx ........................................        7,700      194,887
                                                                ----------
                                                                 1,524,419
                                                                ----------
 Total Common Stock
 (cost $11,604,173).............................                10,692,430
                                                                ----------

                                                          Principal
                                                           Amount
 REPURCHASE AGREEMENTS-6.86%
 With BNP Paribas 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $246,000 U.S. Treasury Notes
  1.625% due 1/31/05,
  market value $249,262)............................     $244,200      244,200
 With Cantor Fitzgerald 1.12% 7/1/03
  (dated 6/30/03, collateralized by
  $34,500 U.S. Treasury Notes
  3.00% due 2/29/04,
  market value $35,296 and
  $152,600 U.S. Treasury Notes
  5.25% due 5/15/04,
  market value $159,323)............................      190,800      190,800
 With J. P. Morgan Securities 1.07%
  7/1/03 (dated 6/30/03,
  collateralized by
  $86,000 U.S. Treasury Notes
  11.875% due 11/15/03,
  market value $90,798).............................       88,800       88,800
 With UBS Warburg 1.08% 7/1/03
  (dated 6/30/03, collateralized by
  $244,800 U.S. Treasury Notes
  2.125% due 8/31/04,
  market value $249,506)............................      244,200      244,200
 Total Repurchase Agreements                                        ----------
  (cost $768,000)...................................                   768,000
                                                                    ----------

                                                                   U.S. Growth-1

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Net Assets (continued)

TOTAL MARKET VALUE OF SECURITIES-102.37% (cost $12,372,173)........ $11,460,430

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.37%)............    (265,060)
                                                                    -----------
NET ASSETS APPLICABLE TO 1,901,806 SHARES OUTSTANDING-100.00%...... $11,195,370
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
 ($9,982,271 / 1,695,815 shares)...................................       $5.89
                                                                          =====
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
 ($1,213,099 / 205,991 shares).....................................       $5.89
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2003:
Shares of beneficial interest (unlimited authorization-no par)..... $22,593,016
Undistributed net investment income................................       7,733
Accumulated net realized loss on investments....................... (10,493,636)
Net unrealized depreciation of investments.........................    (911,743)
                                                                    -----------
Total net assets................................................... $11,195,370
                                                                    ===========
---------------------
+Non-income producing security for the period ended June 30, 2003.


                             See accompanying notes


                                                                   U.S. Growth-2

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends...................................     $ 44,138
Interest....................................        2,948
                                                 --------
                                                   47,086
                                                 --------
EXPENSES:
Management fees.............................       32,937
Accounting and administration expenses......        2,400
Distribution expense-Service Class..........          863
Dividend disbursing and transfer agent fees.
 and expenses...............................          492
Trustees' fees..............................          400
Professional fees...........................          333
Custodian fees..............................          182
Reports and statements to shareholders......          100
Registration fees...........................           20
Other.......................................          234
                                                 --------
                                                   37,961
Less waived distribution expenses-Service Class       (82)
Less expenses paid indirectly...............         (129)
                                                 --------
Total expenses..............................       37,750
                                                 --------
NET INVESTMENT INCOME.......................        9,336
                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized loss on investments............     (898,177)
Net change in unrealized appreciation /
 depreciation of investments................    1,853,938
                                                ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS.............................      955,761
                                                 --------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.............................     $965,097
                                                 ========
                  See accompanying notes

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

                                                        Six Months       Year
                                                       Ended 6/30/03    Ended
                                                        (Unaudited)   12/31/02
                                                       -------------  ---------

INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income.......................           $     9,336  $    20,299
Net realized loss on investments............              (898,177)  (3,706,405)
Net change in unrealized appreciation /
 depreciation of investments................             1,853,938   (1,078,234)
                                                       -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................               965,097   (4,764,340)
                                                       -----------  -----------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:......................
 Standard Class.............................               (18,159)     (55,355)
 Service Class..............................                  (295)        (209)
                                                       -----------  -----------
                                                           (18,454)     (55,564)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.............................               869,396    1,642,438
 Service Class..............................               548,281      891,846
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class.............................                18,159       55,355
 Service Class..............................                   295          209
                                                       -----------  -----------
                                                         1,436,131    2,589,848
                                                       -----------  -----------

Cost of shares repurchased:
 Standard Class.............................            (1,367,159   (4,300,228)
 Service Class..............................               (81,047)    (105,213)
                                                       -----------  -----------
                                                        (1,448,206) (4,405,441)
                                                       -----------  -----------
Decrease in net assets derived from
 capital share transactions.................               (12,075)  (1,815,593)
                                                       -----------  -----------
NET INCREASE (DECREASE) IN
 NET ASSETS.................................               934,568   (6,635,497)

NET ASSETS:
Beginning of period.........................            10,260,802   16,896,299
                                                       -----------  -----------
End of period...............................           $11,195,370  $10,260,802
                                                       ===========  ===========

                             See accompanying notes


                                                                   U.S. Growth-3

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       Delaware VIP U.S. Growth Series Standard Class
                                             Six Months
                                               Ended                                           11/15/99(2)
                                              6/30/03(1)        Year Ended December 31,            to
                                             (Unaudited)    2002       2001          2000       12/31/99
                                             -----------------------------------------------------------
Net asset value, beginning of period........     $5.370    $7.600    $10.140       $10.590       $10.000

Income (loss) from investment operations:
Net investment income(3)....................      0.006     0.010      0.022         0.076         0.026
Net realized and unrealized gain (loss)
on investments..............................      0.525    (2.215)    (2.503)       (0.515)        0.564
Total from investment operations............      0.531    (2.205)    (2.481)       (0.439)        0.590

Less dividends and distributions from:
Net investment income.......................     (0.011)   (0.025)    (0.059)       (0.011)            -
                                                 ------    ------    -------       -------       -------
Total dividends and distributions...........     (0.011)   (0.025)    (0.059)       (0.011)            -
                                                 ------    ------    -------       -------       -------
Net asset value, end of period..............     $5.890    $5.370    $ 7.600       $10.140       $10.590
                                                 ======    ======    =======       =======       =======
Total return(4).............................     10.10%   (29.24%)   (24.47%)       (4.16%)        5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted).....     $9,982    $9,595    $16,856       $27,231        $8,744
Ratio of expenses to average net assets.....      0.73%     0.75%      0.75%         0.74%         0.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly............................      0.73%     0.75%      0.86%         0.74%         0.79%
Ratio of net investment income to average
 net assets.................................      0.20%     0.15%      0.27%         0.57%         3.33%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly...................      0.20%     0.15%      0.16%         0.57%         3.29%
Portfolio turnover..........................        82%      101%        78%           91%            0%

-------------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-4

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                     Delaware VIP U.S Growth Series Service Class
                                               Six Months
                                                  Ended                                         5/1/00(2)
                                                6/30/03(1)        Year Ended December 31            to
                                               (Unaudited)          2002          2001           12/31/00
                                               ----------------------------------------------------------
Net asset value, beginning of period........     $5.360             $7.590      $10.130           $10.910

Income (loss) from investment operations:
Net investment income(3)....................          -              0.001        0.011             0.004
Net realized and unrealized gain (loss)
 on investments.............................      0.532             (2.218)      (2.503)           (0.784)
                                                 ------             ------       ------            ------
Total from investment operations............      0.532             (2.217)      (2.492)           (0.780)
                                                 ------             ------       ------            ------
Less dividends and distributions from:
Net investment income.......................     (0.002)            (0.013)      (0.048)                -
                                                 ------             ------       ------            ------
Total dividends and distributions...........     (0.002)            (0.013)      (0.048)                -
                                                 ------             ------       ------            ------
Net asset value, end of period..............     $5.890             $5.360      $ 7.590           $10.130
                                                 ======             ======      =======           =======
Total return(4).............................      9.93%            (29.26%)     (24.61%)           (7.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted).....     $1,213               $666          $40                $5
Ratio of expenses to average net assets.....      0.91%              0.90%        0.90%             0.89%
Ratio of expenses to average net assets
 prior to expense limitation and
 expenses paid indirectly...................      0.93%              0.90%        1.01%             0.89%
Ratio of net investment income to average
 net assets.................................      0.02%              0.00%        0.12%             0.05%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly...................      0.00%              0.00%        0.01%             0.05%
Portfolio turnover..........................        82%               101%          78%               91%

----------------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes



                                                                   U.S. Growth-5

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2003
(Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware business trust and offers 16 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $122 for the six months ended June 30, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2003 were approximately $7. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses ~paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the six months ended June 30, 2003.



                                                                   U.S. Growth-6

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution fees through April 30, 2004 in order to prevent distribution fees of Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At June 30, 2003, the Series had liabilities payable to affiliates as follows:


                               Dividend disbursing,           Other
               Investment     transfer agent fees,           expenses
              management            accounting                payable
             fee payable to    and other expenses             to DMC
                 DMC            payable to DSC             and affiliates
           --------------     ---------------------        --------------
               $5,966                $569                      $582

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases......................    $4,046,743
 Sales..........................    $3,951,509

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


                                                               Aggregate       Aggregate
                                             Cost of           unrealized      unrealized       Net unrealized
                                           investments        appreciation    depreciation       depreciation
                                            ----------        ------------    ------------     ---------------
                                           $12,557,992          $516,372      $(1,613,934)      $(1,097,562)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                             Six Months              Year
                                               Ended                Ended
                                               6/30/03*            12/31/02
                                              --------             --------
Ordinary income........................         $18,454             $55,564

----------------------
*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............... $22,593,016
Undistributed ordinary income...............       7,733
Net realized capital losses on investments..  (1,046,405)
Capital loss carryforwards..................  (9,261,412)
Unrealized depreciation of investments......  (1,097,562)
                                             -----------
Net assets.................................. $11,195,370
                                            ============



                                                                   U.S. Growth-7

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009 and $3,675,553 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                            Six Months              Year
                                              Ended                Ended
                                             6/30/03              12/31/02
                                            -----------          ---------
Shares sold:
 Standard Class.............................  153,713              242,262
 Service Class..............................   95,905              137,432

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.............................    3,254                7,226
 Service Class..............................       53                   28
                                            ---------            ---------
                                              252,925              386,948
                                            ---------            ---------
Shares repurchased:
 Standard Class............................. (249,638)            (679,882)
 Service Class..............................  (14,047)             (18,636)
                                            ---------            ---------
                                             (263,685)            (698,518)
                                            ---------            ---------
 Net decrease...............................  (10,760)            (311,570)
                                            =========            =========


6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2003, or at any time during the period.

7. Proxy Voting
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                   U.S. Growth-8

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware VIP Trust

    JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  September 4, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  September 4, 2003

      JOSEPH H. HASTINGS
-------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  September 4, 2003